UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

AIG Retirement Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

Item 1.	Reports to Stockholders

AIG Retirement Company II

Semi-Annual Report, February 28, 2009

SAVING : INVESTING : PLANNING

AIG Retirement Company II

SEMI-ANNUAL REPORT FEBRUARY 28, 2009

AIG Retirement Company II

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the Semi-Annual Report for AIG Retirement Company II. The report contains the investment portfolio information and the financial statements of AIG Retirement Company II for the six-month period ending February 28, 2009.

The U.S. and global economy continued to deteriorate during the six-month period. Gross Domestic Product contracted sharply, unemployment rose, consumer confidence plummeted, and the equity markets declined.

The total return for the S&P 500® Index for the six-month period was negative 41.82%. All major domestic mutual fund categories delivered negative returns in the six-month period. Large-cap categories generally performed better than their small- and mid-cap counterparties, and value categories fell less than their growth peers across all capitalization categories. International stocks also performed poorly during the six-month period, with virtually all individual countries included in the MSCI EAFE Index suffering double-digit losses.

The policy response to this historic economic situation has been multifaceted. The U.S. government has responded by launching a variety of programs designed to support financial institutions and restart consumer credit markets, including a 0 – 0.25% target for the Federal funds rate, a major expansion of the Fed’s balance sheet via both “credit easing” lending programs and purchases of mortgage agency securities and Treasury securities, mortgage loan modification programs, programs designed to remove “troubled assets” from financial institutions’ balance sheets and potential changes to multiple rules such as mark-to-market accounting. Many developed and emerging countries have also launched significant stimulus programs designed to stimulate domestic economic demand.

Given the market’s performance, investor confidence has been shaken and the short-term outlook remains unclear. During times of uncertainty, a common mistake is to let emotions drive investment decisions – sell low when fear sets in or buy high when enthusiasm is soaring. We encourage you to meet with your financial advisor and review your portfolio and investment strategy. Think about your long-term investment goals and time horizon - how much money you will need to live in retirement and how soon you will need to access those funds. Think about how much money you are currently saving. Don’t let these difficult times keep you from taking control of your retirement savings and investing strategy.

Thank you for your continued confidence in our ability to help you meet your investment goals.

Sincerely,

Evelyn M. Curran, President

AIG Retirement Company II

AIG Retirement Company II

EXPENSE EXAMPLE — February 28, 2009 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in AIG Retirement Company II (“ARC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2008 and held until February 28, 2009. Shares of ARC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and qualified retirement plans (the “Plans”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to ARC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended February 28, 2009” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended February 28, 2009” column and the “Expense Ratio as of February 28, 2009” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2009” column would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended February 28, 2009” column and the “Expense Ratio as of February 28, 2009” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2009” column would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

AIG Retirement Company II

EXPENSE EXAMPLE — February 28, 2009 (Unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at September 1, 2008	Ending Account Value Using Actual Return at February 28, 2009	Expenses Paid During the Six Months Ended February 28, 2009*	Beginning Account Value at September 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at February 28, 2009	Expenses Paid During the Six Months Ended February 28, 2009*	Expense Ratio as of February 28, 2009*
Aggressive Growth Lifestyle#	$1,000.00	$ 659.80	$0.41	$1,000.00	$1,024.30	$0.50	0.10%
Capital Appreciation#	$1,000.00	$ 564.01	$3.30	$1,000.00	$1,020.58	$4.26	0.85%
Conservative Growth Lifestyle#	$1,000.00	$ 803.53	$0.45	$1,000.00	$1,024.30	$0.50	0.10%
Core Bond#	$1,000.00	$ 947.46	$3.72	$1,000.00	$1,020.98	$3.86	0.77%
High Yield Bond#	$1,000.00	$ 720.75	$4.22	$1,000.00	$1,019.89	$4.96	0.99%
International Small Cap Equity#	$1,000.00	$ 583.10	$3.93	$1,000.00	$1,019.84	$5.01	1.00%
Large Cap Value#@	$1,000.00	$ 591.02	$3.20	$1,000.00	$1,020.78	$4.06	0.81%
Mid Cap Growth#@	$1,000.00	$ 555.03	$3.28	$1,000.00	$1,020.58	$4.26	0.85%
Mid Cap Value#@	$1,000.00	$ 567.94	$4.08	$1,000.00	$1,019.59	$5.26	1.05%
Moderate Growth Lifestyle#	$1,000.00	$ 726.90	$0.43	$1,000.00	$1,024.30	$0.50	0.10%
Money Market II#	$1,000.00	$1,007.01	$2.74	$1,000.00	$1,022.07	$2.76	0.55%
Small Cap Growth #@	$1,000.00	$ 554.22	$4.47	$1,000.00	$1,019.04	$5.81	1.16%
Small Cap Value#@	$1,000.00	$ 524.57	$3.59	$1,000.00	$1,020.08	$4.76	0.95%
Socially Responsible#@	$1,000.00	$ 565.52	$2.17	$1,000.00	$1,022.02	$2.81	0.56%
Strategic Bond#	$1,000.00	$ 853.42	$4.09	$1,000.00	$1,020.38	$4.46	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended February 28, 2009” and the “Expense Ratios” would have been higher.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses has been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund	Beginning Account Value at September 1, 2008	Ending Account Value Using Actual Return at February 28, 2009	Expenses Paid During the Six Months Ended February 28, 2009*	Beginning Account Value at September 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at February 28, 2009	Expenses Paid During the Six Months Ended February 28, 2009*	Expense Ratio as of February 28, 2009*
Large Cap Value#	$1,000.00	$ 591.02	$3.20	$1,000.00	$1,020.78	$4.06	0.81%
Mid Cap Growth#	$1,000.00	$ 555.03	$3.16	$1,000.00	$1,020.73	$4.11	0.82%
Mid Cap Value#	$1,000.00	$ 567.94	$3.97	$1,000.00	$1,019.74	$5.11	1.02%
Small Cap Growth#	$1,000.00	$ 554.22	$4.47	$1,000.00	$1,019.04	$5.81	1.16%
Small Cap Value#	$1,000.00	$ 524.57	$3.59	$1,000.00	$1,020.08	$4.76	0.95%
Socially Responsible#	$1,000.00	$ 565.52	$2.10	$1,000.00	$1,022.12	$2.71	0.54%

AIG Retirement Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	67.9%
Fixed Income Investment Companies	23.1
International Equity Investment Companies	9.3

100.3%

*	Calculated as a percentage of net assets

AIG Retirement Company II Aggressive Growth Lifestyle Fund

PORTFOLIO INVESTMENTS — February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES(1) — 100.3%
Domestic Equity Investment Companies — 67.9%
AIG Retirement Co. I Blue Chip Growth Fund	955,497	$5,484,552
AIG Retirement Co. I Global Real Estate Fund	817,572	3,826,236
AIG Retirement Co. I Mid Cap Index Fund	92,782	956,580
AIG Retirement Co. I Stock Index Fund	337,439	5,102,075
AIG Retirement Co. I Value Fund	755,675	4,209,111
AIG Retirement Co. II Capital Appreciation Fund	2,409,480	13,902,699
AIG Retirement Co. II Large Cap Value Fund	365,707	2,614,807
AIG Retirement Co. II Mid Cap Value Fund	530,814	4,464,147
AIG Retirement Co. II Small Cap Growth Fund†	163,258	1,020,365
AIG Retirement Co. II Small Cap Value Fund	240,470	1,594,316

Total Domestic Equity Investment Companies
(cost $59,747,155)		43,174,888

Fixed Income Investment Companies — 23.1%
AIG Retirement Co. I Government Securities Fund	479,480	5,101,662
AIG Retirement Co. II Core Bond Fund	830,528	7,333,560
AIG Retirement Co. II High Yield Bond Fund	420,336	2,231,985

Total Fixed Income Investment Companies
(cost $15,162,628)		14,667,207

International Equity Investment Companies — 9.3%
AIG Retirement Co. I International Equities Fund	805,533	3,061,026
AIG Retirement Co. I International Growth I Fund	299,394	1,913,125
AIG Retirement Co. II International Small Cap Equity Fund	123,424	956,537

Total International Equity Investment Companies
(cost $8,431,535)		5,930,688

Total Long-Term Investment Securities
(cost $83,341,318)		63,772,783

TOTAL INVESTMENTS
(cost $83,341,318)(2)	100.3%	63,772,783
Liabilities in excess of other assets	(0.3)	(179,312)

NET ASSETS —	100.0%	$63,593,471

†	Non-income producing security
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company II Capital Appreciation Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

Agricultural Chemicals	8.0%
Medical — Biomedical/Gene	8.0
Computers	5.5
Medical — Drugs	4.7
Medical Products	4.4
Enterprise Software/Service	3.7
Applications Software	3.6
Commercial Services — Finance	3.1
Transport — Rail	2.6
Time Deposits	2.3
Medical Instruments	2.2
Retail — Discount	2.2
Web Portals/ISP	2.2
Schools	2.0
Oil & Gas Drilling	2.0
Beverages — Non-alcoholic	2.0
Distribution/Wholesale	1.9
Transport — Services	1.9
Computers — Memory Devices	1.9
Industrial Gases	1.9
Engineering/R&D Services	1.8
Oil Companies — Exploration & Production	1.8
Oil Field Machinery & Equipment	1.7
Pharmacy Services	1.7
Aerospace/Defense	1.6
Retail — Restaurants	1.6
E-Commerce/Services	1.4
Electronic Measurement Instruments	1.3
Retail — Computer Equipment	1.3
Telephone — Integrated	1.3
Food — Misc.	1.3
Savings & Loans/Thrifts	1.3
Coal	1.3
Multimedia	1.2
Athletic Footwear	1.2
Energy — Alternate Sources	1.2
Retail — Auto Parts	1.1
Banks — Super Regional	1.1
Telecommunication Equipment	1.0
Cable/Satellite TV	1.0
Chemicals — Specialty	1.0
Insurance Brokers	1.0
Electronic Components — Semiconductors	1.0
Banks — Fiduciary	0.8
Retail — Apparel/Shoe	0.8
Machinery — Pumps	0.7
Finance — Investment Banker/Broker	0.4
Cellular Telecom	0.4
Pipelines	0.2

99.6%

*	Calculated as a percentage of net assets

AIG Retirement Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 97.3%
Aerospace/Defense — 1.6%
Lockheed Martin Corp.	14,400	$908,784

Agricultural Chemicals — 8.0%
CF Industries Holdings, Inc.	6,200	398,846
Monsanto Co.	23,000	1,754,210
Potash Corp. of Saskatchewan	13,000	1,091,610
The Mosaic Co.	28,300	1,218,315

		4,462,981

Applications Software — 3.6%
Intuit, Inc.†	26,300	599,377
Microsoft Corp.	54,700	883,405
Salesforce.com, Inc.†	18,200	509,600

		1,992,382

Athletic Footwear — 1.2%
NIKE, Inc., Class B	16,200	672,786

Banks - Fiduciary — 0.8%
State Street Corp.	17,500	442,225

Banks - Super Regional — 1.1%
US Bancorp	26,500	379,215
Wells Fargo & Co.	17,800	215,380

		594,595

Beverages - Non - alcoholic — 2.0%
The Coca-Cola Co.	27,200	1,111,120

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	42,000	548,520

Cellular Telecom — 0.4%
NII Holdings, Inc.†	16,400	210,084

Chemicals - Specialty — 1.0%
Ecolab, Inc.	17,200	546,616

Coal — 1.3%
CONSOL Energy, Inc.	19,900	542,275
Massey Energy Co.	13,600	157,080

		699,355

Commercial Services - Finance — 3.1%
Mastercard, Inc., Class A	7,700	1,216,831
Paychex, Inc.	24,200	533,852

		1,750,683

Computers — 5.5%
Apple, Inc.†	12,400	1,107,444
Hewlett-Packard Co.	34,500	1,001,535
International Business Machines Corp.	10,200	938,706

		3,047,685

Computers - Memory Devices — 1.9%
EMC Corp.†	102,600	1,077,300

Distribution/Wholesale — 1.9%
Fastenal Co.	18,800	566,256
WW Grainger, Inc.	7,900	522,664

		1,088,920

E - Commerce/Services — 1.4%
eBay, Inc.†	70,400	765,248

Electronic Components-Semiconductors — 1.0%
Intel Corp.	42,200	537,628

Electronic Measurement Instruments — 1.3%
FLIR Systems, Inc.†	36,800	751,088

Security Description	Shares	Market Value (Note 2)

Energy - Alternate Sources — 1.2%
First Solar, Inc.†	6,200	$655,588

Engineering/R&D Services — 1.8%
Fluor Corp.	17,400	578,550
Jacobs Engineering Group, Inc.†	13,300	448,742

		1,027,292

Enterprise Software/Service — 3.7%
CA, Inc.	40,000	678,000
Oracle Corp.†	89,100	1,384,614

		2,062,614

Finance - Investment Banker/Broker — 0.4%
The Charles Schwab Corp.	19,400	246,574

Food - Misc. — 1.3%
General Mills, Inc.	13,700	718,976

Industrial Gases — 1.9%
Praxair, Inc.	18,400	1,044,200

Insurance Brokers — 1.0%
Marsh & McLennan Cos., Inc.	30,400	545,072

Machinery - Pumps — 0.7%
Flowserve Corp.	8,000	403,760

Medical Instruments — 2.2%
St. Jude Medical, Inc.†	37,700	1,250,132

Medical Products — 4.4%
Johnson & Johnson	24,600	1,230,000
Stryker Corp.	22,100	744,107
Varian Medical Systems, Inc.†	15,200	463,752

		2,437,859

Medical - Biomedical/Gene — 8.0%
Amgen, Inc.†	21,100	1,032,423
Biogen Idec, Inc.†	11,900	547,876
Celgene Corp.†	11,100	496,503
Gilead Sciences, Inc.†	26,700	1,196,160
Myriad Genetics, Inc.†	14,900	1,174,865

		4,447,827

Medical - Drugs — 4.7%
Abbott Laboratories	10,900	516,006
Bristol - Myers Squibb Co.	56,700	1,043,847
Forest Laboratories, Inc.†	23,700	508,128
Schering - Plough Corp.	31,400	546,046

		2,614,027

Multimedia — 1.2%
The Walt Disney Co.	41,700	699,309

Oil & Gas Drilling — 2.0%
Diamond Offshore Drilling, Inc.	11,200	701,568
Noble Corp.	16,800	413,112

		1,114,680

Oil Companies - Exploration & Production — 1.8%
Southwestern Energy Co.†	35,300	1,015,581

Oil Field Machinery & Equipment — 1.7%
Cameron International Corp.†	22,000	424,160
National - Oilwell Varco, Inc.†	19,400	518,562

		942,722

Pharmacy Services — 1.7%
Express Scripts, Inc.†	18,700	940,610

AIG Retirement Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Pipelines — 0.2%
Williams Cos., Inc.	12,400	$140,120

Retail - Apparel/Shoe — 0.8%
Urban Outfitters, Inc.†	26,400	439,296

Retail - Auto Parts — 1.1%
AutoZone, Inc.†	4,400	625,812

Retail - Computer Equipment — 1.3%
GameStop Corp., Class A†	27,800	748,376

Retail - Discount — 2.2%
Wal - Mart Stores, Inc.	25,300	1,245,772

Retail - Restaurants — 1.6%
McDonald’s Corp.	17,200	898,700

Savings & Loans/Thrifts — 1.3%
Hudson City Bancorp, Inc.	68,500	710,345

Schools — 2.0%
Apollo Group, Inc., Class A†	7,600	551,000
ITT Educational Services, Inc.†	5,100	578,850

		1,129,850

Telecommunication Equipment — 1.0%
Harris Corp.	15,600	581,568

Telephone - Integrated — 1.3%
AT&T, Inc.	30,700	729,739

Transport - Rail — 2.6%
Burlington Northern Santa Fe Corp.	7,600	446,652
Norfolk Southern Corp.	18,400	583,648
Union Pacific Corp.	10,600	397,712

		1,428,012

Transport - Services — 1.9%
C.H. Robinson Worldwide, Inc.	12,200	504,836
Expeditors International of Washington, Inc.	20,800	573,040

		1,077,876

Web Portals/ISP — 2.2%
Google, Inc., Class A†	3,600	1,216,764

Total Long-Term Investment Securities
(cost $76,186,683)		54,347,053

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09 (cost $1,297,000)	$1,297,000	1,297,000

TOTAL INVESTMENTS
(cost $77,483,683)(1)	99.6%	55,644,053
Other assets less liabilities	0.4	207,035

NET ASSETS —	100.0%	$55,851,088

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

Fixed Income Investment Companies	62.2%
Domestic Equity Investment Companies	35.8
International Equity Investment Companies	2.3

100.3%

*	Calculated as a percentage of net assets

AIG Retirement Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES(1) — 100.3%
Domestic Equity Investment Companies — 35.8%
AIG Retirement Co. I Blue Chip Growth Fund	167,298	$960,293
AIG Retirement Co. I Global Real Estate Fund	195,418	914,557
AIG Retirement Co. I Mid Cap Index Fund	44,353	457,280
AIG Retirement Co. I Stock Index Fund	211,706	3,200,994
AIG Retirement Co. I Value Fund	311,970	1,737,676
AIG Retirement Co. II Capital Appreciation Fund	744,966	4,298,455
AIG Retirement Co. II Large Cap Value Fund	153,494	1,097,483
AIG Retirement Co. II Mid Cap Value Fund	282,743	2,377,867
AIG Retirement Co. II Small Cap Growth Fund†	58,532	365,825
AIG Retirement Co. II Small Cap Value Fund	137,943	914,562

Total Domestic Equity Investment Companies
(cost $19,106,608)		16,324,992

Fixed Income Investment Companies — 62.2%
AIG Retirement Co. I Government Securities Fund	1,117,411	11,889,251
AIG Retirement Co. II Core Bond Fund	1,631,287	14,404,260
AIG Retirement Co. II High Yield Bond Fund	387,525	2,057,756

Total Fixed Income Investment Companies
(cost $29,853,772)		28,351,267

International Equity Investment Companies — 2.3%
AIG Retirement Co. I International Equities Fund (cost $1,305,236)	276,774	1,051,743

Total Long-Term Investment Securities
(cost $50,265,616)		45,728,002

TOTAL INVESTMENTS
(cost $50,265,616)(2)	100.3%	45,728,002
Liabilities in excess of other assets	(0.3)	(147,171)

NET ASSETS —	100.0%	$45,580,831

†	Non-income producing security
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company II Core Bond Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	31.2%
Federal National Mtg. Assoc.	9.8
Diversified Financial Services	6.2
Electric — Integrated	6.1
Repurchase Agreements	4.4
Government National Mtg. Assoc.	3.3
Diversified Banking Institutions	2.9
Telephone — Integrated	2.4
Pipelines	1.9
Banks — Commercial	1.6
Special Purpose Entities	1.5
Oil Companies — Exploration & Production	1.5
United States Treasury Bonds	1.5
United States Treasury Notes	1.4
Oil Companies — Integrated	1.3
Medical — Drugs	1.3
Finance — Investment Banker/Broker	1.3
Cable/Satellite TV	1.1
Telecom Services	1.0
Cellular Telecom	1.0
Medical Products	1.0
Multimedia	0.9
Beverages — Non-alcoholic	0.7
Medical — Hospitals	0.7
Banks — Super Regional	0.7
Insurance — Life/Health	0.6
Diversified Manufacturing Operations	0.6
Steel — Producers	0.6
Food — Misc.	0.6
Brewery	0.6
Medical — HMO	0.5
Electric — Generation	0.5
Medical Labs & Testing Services	0.5
Schools	0.4
Office Automation & Equipment	0.4
Transport — Rail	0.4
Transport — Air Freight	0.4
Food — Retail	0.4
Insurance — Multi-line	0.3
Machinery — Construction & Mining	0.3
Finance — Mortgage Loan/Banker	0.3
Retail — Restaurants	0.2
Electronic Components — Semiconductors	0.2
Insurance — Reinsurance	0.2
Savings & Loans/Thrifts	0.2
Insurance — Property/Casualty	0.2
Networking Products	0.2
Aerospace/Defense — Equipment	0.2
Non-Hazardous Waste Disposal	0.2
Medical — Wholesale Drug Distribution	0.2
Oil Refining & Marketing	0.2
Cosmetics & Toiletries	0.2
Diversified Operations	0.2
Investment Management/Advisor Services	0.2
Airlines	0.2
Satellite Telecom	0.2
Finance — Commercial	0.2
Transport — Marine	0.2
Containers — Metal/Glass	0.2
Finance — Auto Loans	0.1
Finance — Credit Card	0.1
Banks — Money Center	0.1
Independent Power Producers	0.1
Medical — Biomedical/Gene	0.1
Health Care Cost Containment	0.1
Cruise Lines	0.1
Banks — Fiduciary	0.1
Transport — Services	0.1

Computers	0.1
Insurance Brokers	0.1
Chemicals — Diversified	0.1
Broadcast Services/Program	0.1
Metal — Aluminum	0.1
Real Estate Investment Trusts	0.1
Commercial Paper	0.1
Investment Companies	0.1
Metal Processors & Fabrication	0.1
Chemicals — Specialty	0.1
Oil — Field Services	0.1
Insurance — Mutual	0.1
Casino Hotels	0.1
Casino Services	0.1
Physicians Practice Management	0.1
Paper & Related Products	0.1
Electronics — Military	0.1
Food — Meat Products	0.1
Transport — Equipment & Leasing	0.1
Decision Support Software	0.1
Direct Marketing	0.1

100.7%

Credit Quality†#

Government — Agency	46.1%
Government — Treasury	3.0
AAA	4.9
AA	4.3
A	18.1
BBB	14.2
BB	3.0
B	2.5
CCC	1.2
CC	0.1
C	0.3
Not Rated@	2.3

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

AIG Retirement Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

ASSET BACKED SECURITIES — 5.2%
Diversified Financial Services — 5.2%
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(1)	$660,000	$249,246
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(1)	390,000	301,435
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	174,135	130,677
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.93% due 07/25/37(2)(3)	1,026,305	930,938
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(1)(3)	870,000	318,648
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(1)	1,377,000	1,209,114
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.67% due 02/05/19*(1)(4)	1,035,000	747,078
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(1)	340,000	271,840
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.49% due 05/10/40(1)(3)	100,000	86,862
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	1,330,000	481,137
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.58% due 02/12/51(1)(3)	1,698,000	630,196
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(1)	285,000	275,263
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.36% due 11/24/15*(5)	500,000	300,000
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	175,621	132,233
Swift Master Auto Receivables Trust Series 2007-2, Class A 1.11% due 10/15/12(4)	2,260,734	1,537,933
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)	429,763	281,897

Total Asset Backed Securities
(cost $12,518,464)		7,884,497

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(5)(6)(7)(8) (cost $28,000)	28,000	4,200

CORPORATE BONDS & NOTES — 37.9%
Advertising Services 0.0%
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	25,000	23,313

Aerospace/Defense — 0.0%
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 8.88% due 04/01/15(8)	10,000	850

Security Description	Principal Amount	Market Value (Note 2)

Aerospace/Defense (continued)
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	$93,000	$12,323

		13,173

Aerospace/Defense - Equipment — 0.2%
Goodrich Corp. Senior Notes 6.13% due 03/01/19	145,000	139,092
United Technologies Corp. Senior Notes 6.13% due 02/01/19	140,000	148,554

		287,646

Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	50,000	45,500

Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	145,000	107,300
American Airlines, Inc. Pass Through Certs. Series 1997-C1, Class X 7.86% due 04/01/13	18,000	15,570
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	159,772	123,424

		246,294

Auto - Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	140,000	19,600

Banks - Commercial — 1.0%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	80,000	76,273
Independence Community Bank Corp. Sub. Notes 3.59% due 06/20/13(4)	81,000	65,270
KeyBank NA Sub. Notes 5.45% due 03/03/16	258,000	211,622
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	73,408
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	141,000	130,431
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	293,000	265,455
Sovereign Bank Sub. Notes 8.75% due 05/30/18	267,000	230,499
Swiss Bank Corp. Sub. Notes 7.75% due 09/01/26	289,000	234,252
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	170,000	152,077

AIG Retirement Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Westpac Capital Trust IV Jr. Sub. Notes 5.26% due 03/13/16*(4)(9)	$214,000	$95,825

		1,535,112

Banks - Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 3.00% due 06/15/37(4)	420,000	163,257

Banks - Money Center — 0.0%
Chase Capital III Company Guar. Notes 1.81% due 03/01/27	92,000	41,866

Banks - Super Regional — 0.6%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	180,000	130,508
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	276,000	261,127
PNC Preferred Funding Trust I Jr. Sub. Notes 6.11% due 03/15/12*(4)(9)	250,000	85,189
Wachovia Corp. Senior Sub. Notes 4.88% due 02/15/14	60,000	53,632
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	318,000	311,444

		841,900

Beverages - Non-alcoholic — 0.7%
Bottling Group LLC Senior Notes 5.13% due 01/15/19	255,000	253,914
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	320,000	313,013
PepsiCo, Inc. Senior Notes 3.75% due 03/01/14	490,000	491,970

		1,058,897

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	325,000	315,106

Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	241,000	84,651

Cable/Satellite TV — 1.1%
CCH I LLC/CCH I Capital Corp. Senior Notes 11.00% due 10/01/15†(10)(16)	31,000	2,325
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10(15)	116,000	93,380
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*(15)	9,000	6,975
CCO Holdings LLC Senior Notes 8.75% due 11/15/13(15)	30,000	23,400

Security Description	Principal Amount	Market Value (Note 2)

Cable/Satellite TV (continued)
Charter Communications Operating LLC Senior Notes 8.38% due 04/30/14*(15)	$235,000	$202,100
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	359,000	340,428
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	125,000	104,761
COX Communications, Inc. Senior Notes 9.38% due 01/15/19*	348,000	366,964
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	155,000	149,124
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 02/14/14	301,000	313,478

		1,602,935

Casino Hotels — 0.1%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	150,000	62,250
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	83,000	56,025

		118,275

Casino Services — 0.1%
Indianapolis Downs Capital LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	75,000	39,000
Snoqualmie Entertainment Authority Senior Notes 9.13% due 02/01/15*	120,000	64,800

		103,800

Cellular Telecom — 0.9%
Centennial Communications Corp. Senior Notes 7.19% due 01/01/13(4)	100,000	99,500
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	594,000	634,844
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	200,000	94,000
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	575,000	571,658

		1,400,002

Chemicals - Diversified — 0.1%
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	160,000	154,504

Chemicals - Plastics — 0.0%
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	70,000	9,100

Chemicals - Specialty — 0.1%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	160,000	76,000

AIG Retirement Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Chemicals - Specialty (continued)
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	$25,000	$9,500
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	220,000	46,200

		131,700

Computer Services — 0.0%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	65,000	33,800

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/14	160,000	159,184

Consumer Products - Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	80,000	64,000

Containers - Paper/Plastic — 0.0%
Jefferson Smurfit Corp. Senior Notes 8.25% due 10/01/12†(10)(11)	21,000	1,680

Cosmetics & Toiletries — 0.2%
Procter & Gamble Co. Notes 4.70% due 02/15/19	260,000	254,137

Decision Support Software — 0.1%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	125,000	79,063

Direct Marketing — 0.1%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	95,000	52,250

Distribution/Wholesale — 0.0%
KAR Holdings, Inc. Company Guar. Notes 5.17% sue 05/01/14(4)	108,000	38,880
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	42,000	18,690

		57,570

Diversified Banking Institutions — 2.9%
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	391,000	270,439
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	75,000	57,402
Citigroup, Inc. Senior Notes 4.13% due 02/22/10	315,000	294,738
Citigroup, Inc. Senior Notes 4.63% due 08/03/10	165,000	151,417
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	488,000	335,984
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	246,000	218,211

Security Description	Principal Amount	Market Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	$369,000	$334,133
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	99,000	65,125
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	385,000	347,792
GMAC LLC Company Guar. Notes 6.88% due 08/28/12*	131,000	75,422
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	88,000	57,288
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	317,000	254,593
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	410,000	401,678
Morgan Stanley Sub. Notes 4.75% due 04/01/14	410,000	343,787
Morgan Stanley Senior Notes 5.45% due 01/09/17	198,000	170,854
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	363,000	324,643
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	167,000	161,488
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	260,000	232,407
The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	165,000	131,495
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	283,000	201,222

		4,430,118

Diversified Financial Services — 0.9%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	450,000	417,695
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	123,000	28,230
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	430,000	419,568
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	344,000	244,552
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	345,000	279,188

		1,389,233

Diversified Manufacturing Operations — 0.5%
Danaher Corp. Senior Notes 5.40% due 03/01/19	310,000	307,877
General Electric Co. Senior Notes 5.25% due 12/06/17	425,000	391,160

AIG Retirement Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Honeywell International, Inc. Senior Notes 5.00% due 02/15/19	$116,000	$112,550

		811,587

Electric - Distribution — 0.0%
Old Dominion Electric Cooperative 1st Mtg. Bonds 5.68% due 12/01/28	39,166	38,108

Electric - Generation — 0.5%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	440,000	336,671
The AES Corp. Senior Notes 8.00% due 10/15/17	320,000	272,000
The AES Corp. Senior Notes 8.88% due 02/15/11	190,000	185,250

		793,921

Electric - Integrated — 5.6%
Alabama Power Co. Senior Notes 6.00% due 03/01/39	380,000	377,123
Arizona Public Service Co. Senior Notes 8.75% due 03/01/19	155,000	153,048
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	266,000	274,601
Central Illinois Light Co. Senior Sec. Notes 8.88% due 12/15/13	165,000	173,027
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	168,000	142,758
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(4)	506,000	298,540
Dominion Resources, Inc. Senior Notes 8.88% due 01/15/19	150,000	171,584
DTE Energy Co. Senior Notes 6.38% due 04/15/33	282,000	194,466
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	280,000	271,007
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	380,000	342,946
Mackinaw Power LLC Senior Sec. Notes 6.30% due 10/31/23*	402,556	370,784
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	395,000	381,175
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	89,453	85,875
Nevada Power Co. Notes 7.13% due 03/15/19	310,000	302,042

Security Description	Principal Amount	Market Value (Note 2)

Electric - Integrated (continued)
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	$695,000	$511,958
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	148,000	146,543
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	490,000	478,407
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	364,000	331,256
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	115,000	119,534
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	308,000	298,056
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	727,000	641,351
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(6)(7)	150,000	0
Texas Competitive Electric Holdings Co., LLC Series A Company Guar. Notes 10.25% due 11/01/15	165,000	83,325
Texas Competitive Electric Holdings Co., LLC Series B Company Guar. Notes 10.25% due 11/01/15	175,000	88,375
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	320,000	314,468
Virginia Electric & Power Co. Senior Notes 6.00% due 05/15/37	2,000,000	1,924,926

		8,477,175

Electronic Components - Semiconductors — 0.2%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	90,000	53,100
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	380,000	256,556
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13†*(4)(10)(16)	145,000	33,894

		343,550

Electronics - Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	95,000	89,775

Finance - Auto Loans — 0.1%
Ford Motor Credit Co. LLC Notes 7.38% due 02/01/11	225,000	134,294
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	7,000	4,665

		138,959

AIG Retirement Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Finance - Commercial — 0.2%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	$410,000	$242,276

Finance - Credit Card — 0.1%
FIA Card Services NA Senior Notes 7.13% due 11/15/12*	230,000	220,546

Finance - Investment Banker/Broker — 1.3%
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	206,000	187,855
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(4)(9)(10)(11)	148,000	15
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)(11)	179,000	18
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)(11)	230,000	23
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(10)(11)	332,000	43,160
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	165,000	136,184
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	187,000	132,162
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	215,000	139,085
Morgan Stanley Senior Notes 5.38% due 10/15/15	220,000	191,945
Morgan Stanley Senior Notes 5.75% due 10/18/16	291,000	255,010
Morgan Stanley Senior Notes 6.00% due 04/28/15	410,000	372,861
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(4)	85,000	55,526
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	431,000	408,698

		1,922,542

Finance - Mortgage Loan/Banker — 0.3%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	416,000	381,232

Food - Misc. — 0.6%
General Mills, Inc. Senior Notes 5.65% due 02/15/19	260,000	259,783
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	256,000	273,255
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	361,000	358,924

		891,962

Security Description	Principal Amount	Market Value (Note 2)

Food - Retail — 0.1%
Kroger Co. Company Guar. Notes 7.50% due 01/15/14	$180,000	$198,712

Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	50,000	25,000

Health Care Cost Containment — 0.1%
McKesson Corp. Notes 6.50% due 02/15/14	165,000	168,548

Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(13)	7,000	70

Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	215,000	198,337

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	145,000	140,991
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	40,000	17,700

		158,691

Insurance - Life/Health — 0.6%
Americo Life, Inc. Notes 7.88% due 05/01/13*	109,000	100,280
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	308,000	277,518
Monumental Global Funding II Notes 5.65% due 07/14/11*	120,000	121,064
Pricoa Global Funding I Notes 5.30% due 09/27/13*	470,000	430,699

		929,561

Insurance - Multi-line — 0.1%
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	200,000	108,361

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(4)	225,000	119,250

Insurance - Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	336,000	309,119

Insurance - Reinsurance — 0.2%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	388,000	329,934

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	267,000	249,123

AIG Retirement Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Machinery - Construction & Mining — 0.3%
Caterpillar, Inc. Senior Notes 7.90% due 12/15/18	$398,000	$416,099

Medical Labs & Testing Services — 0.5%
Roche Holdings, Inc. Company Guar. Notes 5.00% due 03/01/14*	330,000	333,747
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*	324,000	345,968

		679,715

Medical Products — 0.9%
Baxter International, Inc. Senior Notes 4.00% due 03/01/14	163,000	163,061
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	500,000	530,253
Johnson & Johnson Notes 5.95% due 08/15/37	262,000	281,615
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	23,000	23,000
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(8)	154,000	134,365
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(8)	250,000	217,500

		1,349,794

Medical - Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 6.40% due 02/01/39	205,000	198,094

Medical - Drugs — 0.9%
Abbott Laboratories Senior Notes 6.00% due 04/01/39	684,000	684,038
Wyeth Bonds 5.50% due 02/01/14	693,000	729,417

		1,413,455

Medical - HMO — 0.5%
Humana, Inc. Senior Bonds 8.15% due 06/15/38	290,000	236,384
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	195,000	196,812
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	117,000	117,015
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	340,000	275,952

		826,163

Medical - Hospitals — 0.7%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	120,000	113,550
HCA, Inc. Senior Notes 6.25% due 02/15/13	225,000	175,500

Security Description	Principal Amount	Market Value (Note 2)

Medical - Hospitals (continued)
HCA, Inc. Senior Notes 9.13% due 11/15/14	$50,000	$46,875
HCA, Inc. Senior Notes 9.25% due 11/15/16	500,000	457,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	250,000	240,000

		1,033,425

Medical - Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	280,000	266,744

Metal Processors & Fabrication — 0.1%
Timken Co. Notes 5.75% due 02/15/10	133,000	132,633

Metal - Aluminum — 0.1%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	224,000	146,833

Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 05/15/15(4)(8)	105,000	25,200

Multimedia — 0.9%
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	570,000	499,400
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	444,000	424,895
Viacom, Inc. Senior Notes 6.25% due 04/30/16	500,000	425,162

		1,349,457

Networking Products — 0.2%
Cisco Systems, Inc. Notes 5.90% due 02/15/39	314,000	292,389

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Notes 6.09% due 03/15/35	75,000	51,889
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	162,000	162,984
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	70,000	69,579

		284,452

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	510,000	493,163
Xerox Corp. Senior Notes 6.35% due 05/15/18	165,000	138,600

		631,763

AIG Retirement Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 1.3%
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	$100,000	$81,250
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	665,000	593,512
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	550,000	578,822
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	145,000	110,925
Sabine Pass LNG LP Senior Notes 7.50% due 11/30/16	515,000	346,337
Woodside Finance, Ltd. Company Guar. Notes 8.75% due 03/01/19*	320,000	312,889

		2,023,735

Oil Companies - Integrated — 1.2%
Chevron Corp. Senior Notes 3.95% due 03/03/14	320,000	322,124
ConocoPhillips Notes 6.50% due 02/01/39	480,000	465,228
Hess Corp. Senior Notes 7.13% due 03/15/33	195,000	168,955
Hess Corp. Senior Bonds 7.88% due 10/01/29	265,000	250,716
Hess Corp. Senior Notes 8.13% due 02/15/19	195,000	198,758
Marathon Oil Corp. Senior Notes 7.50% due 02/15/19	165,000	160,282
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	293,000	293,292

		1,859,355

Oil Refining & Marketing — 0.2%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	265,000	257,328

Oil - Field Services — 0.1%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	20,000	8,800
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	170,000	117,365

		126,165

Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	90,000	83,700
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	20,000	18,350

		102,050

Security Description	Principal Amount	Market Value (Note 2)

Physicians Practice Management — 0.1%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	$115,000	$106,088

Pipelines — 1.8%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	670,000	679,105
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	50,000	39,000
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	545,000	461,887
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	150,000	145,421
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	215,000	161,250
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	191,000	132,390
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	371,000	311,490
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	540,000	504,900
Williams Cos., Inc. Senior Notes 8.75% due 01/15/20*	252,000	250,310

		2,685,753

Publishing - Periodicals — 0.0%
Dex Media West LLC Senior Notes 8.50% due 08/15/10	9,000	4,230
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	8,000	1,120
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	120,000	10,200

		15,550

Real Estate Investment Trusts — 0.1%
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	185,000	135,402

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(10)(11)	100,000	300

Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	90,000	51,300

Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	155,000	46,500

AIG Retirement Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Retail - Restaurants — 0.2%
McDonald’s Corp. Notes 5.70% due 02/01/39	$192,000	$191,158
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	209,000	167,200

		358,358

Savings & Loans/Thrifts — 0.2%
Western Financial Bank Sub. Notes 9.63% due 05/15/12	266,000	258,097

Schools — 0.4%
Duke University Notes 5.15% due 04/01/19	117,000	117,110
Princeton University Notes 5.70% due 03/01/39	226,000	218,656
Vanderbilt University Notes 5.25% due 04/01/19	310,000	303,208

		638,974

Special Purpose Entities — 0.9%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	156,000	151,245
BankBoston Capital Trust III Company Guar. Notes 2.75% due 06/15/27(4)	43,000	21,542
CCM Merger, Inc. Notes 8.00% due 08/01/13*	200,000	74,000
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	95,000	15,675
Principal Life Global Funding I Senior Sec. Notes 5.25% due 01/15/13*	739,000	689,380
The Goldman Sachs Capital III Company Guar. Notes 2.03% due 09/01/12(4)(9)	648,000	207,360
Unilever Capital Corp. Company Guar. Notes 4.80% due 02/15/19	169,000	163,631

		1,322,833

Steel - Producers — 0.6%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	370,000	318,861
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	690,000	400,997
Ryerson, Inc. Senior. Sec. Notes 8.55% due 11/01/14*(4)	125,000	63,750
United States Steel Corp. Senior Notes 7.00% due 02/01/18	167,000	125,155

		908,763

Security Description	Principal Amount	Market Value (Note 2)

Telecom Services — 1.0%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	$614,000	$483,689
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	55,000	22,825
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	210,000	147,525
Qwest Corp. Senior Notes 6.50% due 06/01/17	200,000	164,000
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	119,981
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	550,000	579,329

		1,517,349

Telephone - Integrated — 1.8%
AT&T Corp. Senior Notes 7.30% due 11/15/11	640,000	687,706
AT&T, Inc. Senior Notes 5.63% due 06/15/16	155,000	152,554
AT&T, Inc. Senior Notes 6.55% due 02/15/39	320,000	296,960
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	12,740
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	450,000	438,748
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	280,000	226,800
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	225,000	135,562
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	380,000	388,269
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	160,000	157,837
Verizon Virginia, Inc. Senior Bonds 4.63% due 03/15/13	155,000	148,878

		2,646,054

Television — 0.0%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	65,000	29,250
Paxson Communications Corp. Senior Sec. Notes 7.34% due 01/15/13*(4)(8)	319,704	3,197
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(10)(11)	105,000	12

		32,459

AIG Retirement Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	$120,000	$18,900

Transport - Air Freight — 0.4%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	261,914	201,674
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	211,305	169,044
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	229,922	195,434

		566,152

Transport - Equipment & Leasing — 0.1%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	78,000	81,146

Transport - Rail — 0.2%
CSX Corp. Senior Notes 6.25% due 04/01/15	205,000	190,781
CSX Corp. Senior Notes 6.25% due 03/15/18	138,000	119,947

		310,728

Transport-Services — 0.1%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	275,000	162,938

Total Corporate Bonds & Notes
(cost $65,930,572)		57,142,498

FOREIGN CORPORATE BONDS & NOTES — 5.2%
Banks - Commercial — 0.4%
Banco Continental de Panama SA Notes 6.63% due 12/01/10*	48,000	48,000
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(4)(9)	390,000	104,623
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	342,000	283,394
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 2.46% due 12/30/09(4)(9)	132,000	80,520
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(9)	350,000	120,516
Lloyds Banking Group PLC Sub. Notes 5.92% due 10/01/15*(4)(9)	205,000	34,440

		671,493

Brewery — 0.3%
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	270,000	229,328

Security Description	Principal Amount	Market Value (Note 2)

Brewery (continued)
SABMiller PLC Senior Notes 6.50% due 07/15/18*	$322,000	$295,709

		525,037

Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	85,000	66,501

Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 5.75% due 03/15/16	155,000	151,992

Containers - Metal/Glass — 0.2%
Rexam PLC Bonds 6.75% due 06/01/13*	254,000	234,212

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	300,000	168,000

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	160,000	113,600

Diversified Operations — 0.2%
EnCana Holdings Finance Corp. Notes 5.80% due 05/01/14	261,000	253,340

Electric - Integrated — 0.5%
Electricite de France Notes 6.50% due 01/26/19*	244,000	247,658
Electricite de France Notes 6.95% due 01/26/39*	320,000	321,780
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	210,000	191,327

		760,765

Food - Meat Products — 0.1%
JBS SA Company Guar. Notes 9.38% due 02/07/11	100,000	84,375

Food - Retail — 0.2%
Delhaize Group Senior Notes 6.50% due 06/15/17	359,000	349,127

Insurance - Multi-line — 0.2%
Aegon NV Jr. Sub. Bonds 2.57% due 07/15/14(4)(9)	189,000	32,130
XL Capital Finance PLC Company Guar. Notes 6.50% due 01/15/12	170,000	121,542
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	297,000	186,945

		340,617

AIG Retirement Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Investment Companies — 0.1%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	$223,000	$133,391

Medical Products — 0.1%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.02% due 12/01/13(4)	60,000	36,750
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	260,000	66,300

		103,050

Medical - Drugs — 0.4%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	345,000	294,112
Novartis Securities Investment, Ltd. Company Guar. Notes 5.13% due 02/10/19	298,000	294,839

		588,951

Oil Companies - Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	133,000	99,307
Nexen, Inc. Bonds 5.88% due 03/10/35	186,000	126,790
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	190,000	62,700
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	10,000	3,400

		292,197

Oil Companies - Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	192,000	199,864

Pipelines — 0.1%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	157,000	148,874

Printing - Commercial — 0.0%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16*†(10)(11)	165,000	7,013

Satellite Telecom — 0.2%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(13)	50,000	40,500
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	215,000	204,250

		244,750

Special Purpose Entities — 0.6%
Aries Vermoegensverwaltungs GmbH Russian Federation Sovereign Credit Linked Security Series 9.60% due 10/25/14	500,000	623,670
Hybrid Capital Funding I LP Bonds 8.00% due 06/30/11(9)	260,000	40,300

Security Description	Principal Amount	Market Value (Note 2)

Special Purpose Entities (continued)
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(4)(9)	$272,000	$162,803

		826,773

Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11	45,000	46,609

Telephone - Integrated — 0.6%
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	552,000	475,526
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	500,000	490,409

		965,935

Transport - Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*	495,000	235,366

Transport - Rail — 0.2%
Canadian National Railway Co. Notes 5.55% due 03/01/19	87,000	86,830
Canadian National Railway Co. Notes 6.38% due 10/15/11	180,000	191,938

		278,768

Total Foreign Corporate Bonds & Notes
(cost $10,155,837)		7,790,600

FOREIGN GOVERNMENT AGENCIES — 0.0%
Sovereign — 0.0%
United Mexican States Notes 6.75% due 09/27/34 (cost $2,127)	2,000	1,856

U.S. GOVERNMENT AGENCIES — 44.3%
Federal Home Loan Mtg. Corp. — 31.2%
4.50% due 11/01/18	418,959	428,560
4.50% due 02/01/19	461,009	470,710
4.50% due 01/01/39	1,520,054	1,523,684
5.00% due 03/01/19	189,445	195,622
5.00% due 10/01/33	55,943	57,036
5.00% due 06/01/34	1,100,527	1,120,658
5.00% due 12/01/34	377,234	384,134
5.00% due 07/01/35	586,595	596,959
5.00% due 08/01/35	1,261,626	1,283,916
5.00% due 10/01/35	3,012,969	3,066,201
5.00% due 11/01/35	798,070	812,170
5.00% due 11/01/36	436,984	444,227
5.00% due 01/01/37	559,393	568,664
5.00% due 04/01/37	1,604,793	1,631,300
5.00% due 11/01/37	1,699,986	1,728,066
5.00% due 03/01/38	915,001	930,114
5.47% due 03/01/36(4)	409,402	418,768
5.50% due 11/01/18	231,269	240,977
5.50% due 10/01/33	557,368	573,069
5.50% due 07/01/34	348,353	357,840
5.50% due 02/01/35	474,066	486,532
5.50% due 07/01/35	16,218	16,644
5.50% due 05/01/37	1,474,316	1,511,387

AIG Retirement Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.50% due 06/01/37	$1,569,959	$1,609,435
5.50% due 09/01/37	1,954,518	2,003,664
5.50% due 10/01/37	7,802,505	7,998,696
5.50% due 07/01/38	388,814	398,590
5.81% due 01/01/37(4)	534,542	554,377
5.95% due 10/01/36(4)	2,072,845	2,154,942
6.00% due 07/01/35	436,579	452,805
6.00% due 12/01/36	601,735	623,910
6.00% due 08/01/37	3,429,841	3,554,632
6.50% due 12/01/32	443,748	467,698
6.50% due 02/01/36	178,695	187,306
6.50% due 09/01/36	8,082	8,464
6.50% due 05/01/37	778,058	814,781
6.50% due 11/01/37	2,133,032	2,233,708
7.00% due 11/01/16	25,392	26,773
7.00% due 07/01/32	49,574	52,941
7.50% due 12/01/30	5,971	6,417
7.50% due 04/01/31	60,535	64,995
8.00% due 02/01/30	5,103	5,420
8.00% due 07/01/30	1,615	1,715
Federal Home Loan Mtg. Corp., REMIC Series 3102, Class PG 5.00% due 11/15/28	475,000	491,175
Series 3317, Class PD 5.00% due 09/15/31	610,000	628,404
Series 3116, Class PD 5.00% due 10/15/34	2,740,000	2,751,387
Series 3349, Class HB 5.50% due 06/15/31	1,106,000	1,153,582

		47,093,055

Federal National Mtg. Assoc. — 9.8%
4.50% due 06/01/18	107,232	110,588
4.50% due 01/01/39	1,315,383	1,319,596
4.71% due 10/01/35(4)	305,732	308,913
5.00% due 03/15/16	248,000	270,288
5.00% due 09/01/18	36,273	37,513
5.00% due 10/01/18	35,511	36,724
5.00% due 02/01/20	59,626	61,551
5.00% due 06/01/22	1,883,220	1,939,513
5.00% due 03/01/37	393,068	400,346
5.00% due 06/01/37	133,570	136,043
5.00% due 07/01/37	801,486	816,326
5.50% due 10/01/17	74,063	77,172
5.50% due 05/01/18	77,743	80,909
5.50% due 11/01/19	71,808	74,732
5.50% due 11/01/22	588,776	611,343
5.50% due 12/01/33	465,098	478,345
5.50% due 05/01/34	192,222	197,697
5.50% due 12/01/35	81,204	83,365
5.50% due 02/01/36(4)	358,702	370,378
5.50% due 11/01/36	685,496	703,091
5.50% due 07/01/37	555,625	569,770
6.00% due 09/01/16	105,804	110,940
6.00% due 12/01/16	25,134	26,354
6.00% due 12/01/33	441,085	457,921
6.00% due 07/01/34	399,004	414,403
6.00% due 10/01/36	1,768,291	1,829,707
6.00% due 10/01/37	850,824	879,662

Security Description	Principal Amount	Market Value (Note 2)

Federal National Mtg. Assoc. (continued)
6.50% due 02/01/17	$45,090	$47,249
6.50% due 03/01/17	51,594	54,065
6.50% due 04/01/29	50,334	53,145
6.50% due 06/01/29	113,253	119,578
6.50% due 07/01/32	55,457	58,450
6.50% due 02/01/37	1,167,374	1,222,538
7.00% due 09/01/31	122,188	130,610
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30	600,000	618,121

		14,706,946

Government National Mtg. Assoc. — 3.3%
5.00% due 05/15/34	1,377,658	1,410,640
6.00% due 09/15/38	3,377,541	3,497,498
6.50% due 06/15/29	17,812	18,697
7.00% due 09/15/28	13,232	14,308

		4,941,143

Total U.S. Government Agencies
(cost $65,100,685)		66,741,144

U.S. GOVERNMENT TREASURIES — 2.9%
United States Treasury Bonds — 1.5%
4.38% due 02/15/38	674,000	743,295
4.50% due 05/15/38	588,000	667,564
5.25% due 11/15/28	559,000	653,331
8.13% due 08/15/19	158,000	219,768

		2,283,958

United States Treasury Notes — 1.4%
1.13% due 01/15/12	750,000	744,609
3.75% due 11/15/18	505,000	535,103
4.25% due 08/15/15	750,000	829,805

		2,109,517

Total U.S. Government Treasuries
(cost $4,611,887)		4,393,475

COMMON STOCK — 0.0%
Independent Power Producers — 0.0%
Mirant Corp.† (cost $0)	186	2,275

PREFERRED STOCK — 0.7%
Banks - Commercial — 0.2%
CoBank ACB 11.00%	7,302	329,729

Banks - Money Center — 0.1%
Santander Finance Preferred SA 4.00%(4)	23,200	174,000

Banks - Super Regional — 0.1%
Wachovia Capital Trust IX 6.38%	10,650	132,592

Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(14)	6,504	100,552

Finance - Mortgage Loan/Banker — 0.0%
Freddie Mac 0.00%†(4)	6,900	3,450

AIG Retirement Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

PREFERRED STOCK (continued)
Special Purpose Entity — 0.2%
Structured Repackaged Asset-Backed Trust Securities 3.00%(4)	21,200	$236,380

Total Preferred Stock
(cost $1,984,891)		976,703

Total Long-Term Investment Securities
(cost $160,332,463)		144,937,248

SHORT - TERM INVESTMENT SECURITIES — 0.1%
Commercial Paper — 0.1%
Ford Motor Credit Co. LLC 5.54% due 04/15/09 (cost $135,210)	$145,000	135,210

REPURCHASE AGREEMENTS — 4.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $6,544,005 and collateralized by Federal Home Loan Mtg. Notes, bearing interest at 3.38%, due 03/05/10 and having an approximate value of $6,744,478	6,544,000	6,544,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $156,000 and collateralized by Federal Home Loan Bank Notes, bearing interest at 2.73%, due 06/10/09 and having an approximate value of $161,920	156,000	156,000

Total Repurchase Agreements (cost $6,700,000)		6,700,000

TOTAL INVESTMENTS
(cost $167,167,673)(12)	100.7%	151,772,458
Liabilities in excess of other assets	(0.7)	(1,060,752)

NET ASSETS —	100.0%	$150,711,706

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $11,349,052 representing 7.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security — the rate reflected is as of February 28, 2009, maturity date reflects the stated maturity date.
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2009.
(5)	Fair valued security; see Note 2
(6)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $4,200 representing 0.0% of net assets.
(7)	To the extent permitted by the Statement of Additional Information, the Core Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/05	$26,000	$26,000
	09/11/08	1,000	1,000
	02/27/09	1,000	1,000

		28,000	28,000	$4,200	$15.00	0.00%

Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	150,000	0	0	0.00	0.00%

				$4,200		0.00%

(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	Bond in default
(11)	Company has filed Chapter 11 bankruptcy protection.
(12)	See Note 5 for cost of investments on a tax basis.
(13)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(14)	“Step-up” security where the rate increases (“step-up”) at a predetermined rate. Rate shown reflects the stated rate
(15)	Subsequent to February 28, 2009, the company has filed for Chapter 11 bankruptcy protection and is in default of interest.
(16)	Subsequent to February 28, 2009, the company has filed for Chapter 11 bankruptcy protection.

PassThrough—Certificates backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

REMIC—Real Estate Mortgage Investment Conduit

See Notes to Financial Statements

AIG Retirement Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	7.8%
Medical — Hospitals	6.2
Cable/Satellite TV	6.0
Telephone — Integrated	4.8
Electric — Generation	3.8
Satellite Telecom	3.5
Pipelines	3.5
Electric — Integrated	2.9
Repurchase Agreements	2.9
Finance — Auto Loans	2.6
Medical — Drugs	2.5
Telecom Services	2.4
Medical Products	2.3
Diversified Banking Institutions	2.1
Independent Power Producers	2.0
Chemicals — Specialty	1.8
Containers — Metal/Glass	1.7
Transport — Air Freight	1.6
Special Purpose Entities	1.6
Food — Retail	1.6
Airlines	1.5
Theaters	1.5
Casino Hotels	1.5
Oil — Field Services	1.3
Diversified Financial Services	1.2
Casino Services	1.2
Gambling (Non-Hotel)	1.1
Physicians Practice Management	1.1
Diversified Manufacturing Operations	1.1
Energy — Alternate Sources	1.0
Electronic Components — Semiconductors	0.9
Medical — HMO	0.9
Retail — Petroleum Products	0.9
Paper & Related Products	0.8
Advertising Services	0.8
Computer Services	0.8
Real Estate Investment Trusts	0.7
Cellular Telecom	0.7
Storage/Warehousing	0.6
Decision Support Software	0.6
Food — Meat Products	0.6
Funeral Services & Related Items	0.6
Electronics — Military	0.6
Broadcast Services/Program	0.5
Building & Construction Products — Misc.	0.5
Insurance Brokers	0.5
Human Resources	0.5
Steel — Producers	0.5
Transport — Services	0.4
Hotels/Motels	0.4
Distribution/Wholesale	0.4
Direct Marketing	0.4
Applications Software	0.4
Consumer Products — Misc.	0.4
Agricultural Chemicals	0.3
Medical — Generic Drugs	0.3
Retail — Restaurants	0.3
Seismic Data Collection	0.3
Chemicals — Diversified	0.3
Publishing — Periodicals	0.3
Television	0.3
Rental Auto/Equipment	0.3
Metal — Diversified	0.3
Building — Residential/Commercial	0.2
Printing — Commercial	0.2
Medical Information Systems	0.2
Vitamins & Nutrition Products	0.2
Computers — Memory Devices	0.2
Multimedia	0.2

Retail — Drug Store	0.2
Mining	0.2
Medical — Biomedical/Gene	0.2
Transport — Marine	0.2
Research & Development	0.2
Specified Purpose Acquisitions	0.2
Auto — Cars/Light Trucks	0.2
Optical Supplies	0.1
Food — Misc.	0.1
Transactional Software	0.1
Gas — Distribution	0.1
Retail — Major Department Stores	0.1
Transport — Rail	0.1
Rubber — Tires	0.1
Beverages — Non-alcoholic	0.1
Chemicals — Plastics	0.1
Auto/Truck Parts & Equipment — Original	0.1

96.8%

Credit Quality†#

A	0.3%
BBB	3.2
BB	28.8
B	39.8
CCC	18.9
CC	0.7
C	4.6
Below C	0.3
Not Rated@	3.4

100.0%

*	Calculated as a percentage of net assets
@	Represent debt issues that either have no rating, or the rating is unavailable from source.
†	Source Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

AIG Retirement Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.2%
Drug Delivery Systems — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	$75,000	$48,656

Electronic Components - Semiconductors — 0.0%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16†*(1)(20)	790,000	7,900

Optical Supplies — 0.2%
Advanced Medical Optics, Inc. Senior Sub. Notes 2.50% due 07/15/24	200,000	198,500

Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(2)(3)(4)(8)	281,000	42,150

Total Convertible Bonds & Notes
(cost $1,174,326)		297,206

CORPORATE BONDS & NOTES — 77.0%
Advertising Services — 0.8%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	550,000	512,875
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	85,000	78,200
Visant Holding Corp. Senior Disc. Notes 10.25% due 12/01/13(7)	640,000	582,400

		1,173,475

Aerospace/Defense — 0.0%
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	520,000	68,900

Agricultural Chemicals — 0.3%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	545,000	495,950

Airlines — 1.5%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	1,120,000	828,800
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	506,000	437,690
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	470,476	411,667
Delta Air Lines, Inc. Pass Thru Certs. Series 2001-1, Class A2 7.11% due 09/18/11	400,000	348,000
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	150,000	137,250
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	23,568	22,271

		2,185,678

Security Description	Principal Amount	Market Value (Note 2)

Applications Software — 0.4%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	$600,000	$523,500

Auto - Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	1,675,000	234,500

Auto/Truck Parts & Equipment - Original — 0.1%
Lear Corp. Company Guar. Notes 5.75% due 08/01/14	98,000	18,620
Lear Corp. Senior Notes 8.75% due 12/01/16	362,000	61,540

		80,160

Auto/Truck Parts & Equipment - Replacement — 0.0%
Exide Corp. Notes 10.00% due 04/15/05†(3)(4)	300,000	0

Broadcast Services/Program — 0.5%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	731,000	623,177
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	435,000	152,794

		775,971

Building & Construction Products - Misc. — 0.5%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	725,000	598,125
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	208,000	176,800

		774,925

Building Products - Wood — 0.0%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15†(1)(20)	765,000	19,125

Cable/Satellite TV — 6.0%
CCH I LLC/CCH I Capital Corp. Senior Sec. Notes 11.00% due 10/01/15†(1)(20)	358,000	26,850
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10(19)	505,000	404,000
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10(19)	1,126,000	906,430
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*(19)	57,000	44,175
CCO Holdings LLC Senior Notes 8.75% due 11/15/13(19)	2,299,000	1,793,220
Charter Communications Operating LLC Senior Notes 8.38% due 04/30/14*(19)	1,103,000	948,580

AIG Retirement Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*(19)	$1,009,000	$933,325
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	1,785,000	1,767,150
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	525,000	534,187
CSC Holdings, Inc. Debentures 8.13% due 08/15/09	325,000	330,688
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	100,000	93,000
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16	990,000	950,400

		8,732,005

Casino Hotels — 1.5%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(4)(5)	429,222	354,108
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(3)(4)	475,000	427,500
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,565,000	649,475
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,072,000	723,600

		2,154,683

Casino Services — 0.6%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	510,000	265,200
Snoqualmie Entertainment Authority Senior Sec. Notes 5.38% due 02/01/14*(6)	400,000	216,000
Snoqualmie Entertainment Authority Senior Notes 9.13% due 02/01/15*	830,000	448,200

		929,400

Cellular Telecom — 0.6%
Centennial Communications Corp. Senior Notes 7.19% due 01/01/13(6)	411,000	408,945
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	464,000	479,660

		888,605

Chemicals - Diversified — 0.3%
Huntsman LLC Senior Notes 11.63% due 10/15/10	450,000	445,500

Chemicals - Plastics — 0.1%
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	690,000	89,700

Security Description	Principal Amount	Market Value (Note 2)

Chemicals - Specialty — 1.8%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	$910,000	$425,425
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,460,000	693,500
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	905,000	755,675
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	400,000	152,000
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	1,855,000	389,550
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(1)(9)	1,491,000	160,282

		2,576,432

Computer Services — 0.8%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,040,000	540,800
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	490,000	416,500
Sungard Data Systems, Inc. Senior Notes 10.63% due 05/15/15*	175,000	149,188

		1,106,488

Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	50,000	49,375

Consumer Products - Misc. — 0.4%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	407,000	325,600
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	200,000	187,500

		513,100

Containers - Metal/Glass — 1.7%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	275,000	228,250
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	685,000	614,787
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,560,000	1,575,600

		2,418,637

Containers - Paper/Plastic — 0.0%
Jefferson Smurfit Corp. Senior Notes 8.25% due 10/01/12†(1)(9)	457,000	36,560

Decision Support Software — 0.6%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	1,435,000	907,638

AIG Retirement Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Direct Marketing — 0.4%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	$975,000	$536,250

Distribution/Wholesale — 0.4%
KAR Holdings, Inc. Company Guar. Notes 5.17% due 05/01/14(6)	360,000	129,600
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	985,000	438,325

		567,925

Diversified Banking Institutions — 2.1%
GMAC LLC Company Guar. Notes 6.00% due 12/15/11*	1,155,000	676,714
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	728,000	473,927
GMAC LLC Company Guar. Notes 7.75% due 01/19/10*	2,400,000	1,920,168

		3,070,809

Diversified Manufacturing Operations — 0.4%
Harland Clarke Holdings Corp. Notes 5.98% due 05/15/15(6)	400,000	138,000
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	875,000	393,750

		531,750

Electric - Generation — 3.8%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	745,000	620,212
Edison Mission Energy Senior Notes 7.63% due 05/15/27	630,000	472,500
Edison Mission Energy Senior Notes 7.75% due 06/15/16	650,000	591,500
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	405,270	356,638
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	596,811	579,653
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series C 9.68% due 07/02/26	450,000	405,000
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	547,662	509,002
The AES Corp. Senior Notes 8.00% due 10/15/17	1,175,000	998,750
The AES Corp. Senior Notes 8.00% due 06/01/20*	450,000	373,500
The AES Corp. Sec. Notes 8.75% due 05/15/13*	458,000	444,260

Security Description	Principal Amount	Market Value (Note 2)

Electric - Generation (continued)
The AES Corp. Senior Notes 9.38% due 09/15/10	$255,000	$248,625

		5,599,640

Electric - Integrated — 2.5%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17	505,000	287,850
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	550,000	530,750
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,100,000	858,000
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	328,292	315,160
Southern Energy, Inc. Notes 7.90% due 07/15/09†(2)(3)(4)	1,225,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	2,060,000	1,040,300
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15	410,000	207,050
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(8)	960,000	460,800

		3,699,910

Electronic Components - Misc. — 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	125,000	50,000

Electronic Components - Semiconductors — 0.9%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	910,000	377,650
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	535,000	315,650
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(8)	599,000	38,935
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*†(1)(6)(20)	2,575,000	601,906
Spansion LLC Senior Notes 11.25% due 01/15/16*†(1)(20)	400,000	9,500

		1,343,641

Electronics - Military — 0.6%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	860,000	825,600

Energy - Alternate Sources — 0.0%
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12†(1)(9)	65,000	45,500

AIG Retirement Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Finance - Auto Loans — 1.6%
Ford Motor Credit Co. LLC Senior Notes 5.70% due 01/15/10	$1,450,000	$1,022,066
Ford Motor Credit Co. LLC Notes 7.38% due 02/01/11	2,050,000	1,223,569
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	223,000	148,613

		2,394,248

Food - Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	200,000	129,000
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14*	175,000	164,938

		293,938

Food - Retail — 0.9%
SUPERVALU, Inc. Notes 7.88% due 08/01/09	1,375,000	1,371,563

Funeral Services & Related Items — 0.6%
Service Corp. International Senior Notes 7.00% due 06/15/17	480,000	436,800
Service Corp. International Debentures 7.88% due 02/01/13	425,000	413,313

		850,113

Gambling (Non-Hotel) — 0.5%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	745,000	372,500
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(1)(9)	930,000	83,700
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	431,000	301,700

		757,900

Gas - Distribution — 0.1%
MXEnergy Holdings, Inc. Senior Notes 9.13% due 08/01/11(6)	450,000	144,000

Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(7)	77,000	770

Hotels/Motels — 0.4%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	630,000	400,050
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	350,000	231,875

		631,925

Security Description	Principal Amount	Market Value (Note 2)

Human Resources — 0.5%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	$889,000	$757,873

Independent Power Producers — 2.0%
Mirant North America LLC Senior Notes 7.38% due 12/31/13	725,000	663,375
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,440,000	1,328,400
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	450,000	461,812
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	690,000	501,975

		2,955,562

Insurance Brokers — 0.5%
USI Holdings Corp. Senior Notes 5.11% due 11/15/14*(6)	327,000	155,325
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,400,000	619,500

		774,825

Medical Information Systems — 0.2%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,100,000	346,500

Medical Products — 1.8%
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	275,000	209,000
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	125,000	125,000
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(8)	1,219,000	1,063,577
Universal Hospital Services, Inc. Senior Sec. Notes 5.94% due 06/01/15(6)	470,000	333,700
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(8)	995,000	865,650

		2,596,927

Medical - Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	300,000	258,000

Medical - Drugs — 0.7%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	825,000	808,500
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16	279,000	254,588

		1,063,088

AIG Retirement Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Medical - HMO — 0.9%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	$1,605,000	$1,300,050

Medical - Hospitals — 5.6%
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	175,000	175,875
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,865,000	1,764,756
HCA, Inc. Senior Notes 6.25% due 02/15/13	500,000	390,000
HCA, Inc. Senior Notes 7.88% due 02/01/11	675,000	664,875
HCA, Inc. Senior Notes 8.75% due 09/01/10	360,000	358,200
HCA, Inc. Senior Notes 9.13% due 11/15/14	615,000	576,563
HCA, Inc. Senior Notes 9.25% due 11/15/16	1,015,000	928,725
HCA, Inc. Senior Notes 9.63% due 11/15/16(8)	1,830,000	1,528,050
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	750,000	579,375
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	1,290,000	1,238,400

		8,204,819

Metal - Aluminum — 0.1%
Noranda Aluminum Holding Corp. Senior Notes 8.35% due 11/15/14(6)(8)	475,000	71,250

Metal - Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	430,000	370,875

Mining — 0.2%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 11/15/14(6)(8)	1,090,000	261,600

Multimedia — 0.0%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	175,000	67,156

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(3)(4)(10)(12)	210,000	0

Non-Hazardous Waste Disposal — 0.0%
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	75,000	59,250

Security Description	Principal Amount	Market Value (Note 2)

Oil Companies - Exploration & Production — 6.6%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	$900,000	$715,500
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	135,000	94,500
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	930,000	488,250
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,045,000	245,575
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,650,000	1,348,875
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	700,000	568,750
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	425,000	395,250
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	250,000	73,125
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	655,000	507,625
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	350,000	276,500
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	1,010,000	267,650
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	820,000	654,975
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	730,000	558,450
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	200,000	159,000
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	475,000	403,750
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	375,000	343,125
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	132,000
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	900,000	733,500
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	225,000	157,500
Sabine Pass LNG LP Senior Notes 7.50% due 11/30/16	2,290,000	1,540,025
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10†(1)(20)	300,000	18,000

		9,681,925

AIG Retirement Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Oil - Field Services — 0.8%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	$860,000	$378,400
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	675,000	378,000
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	500,000	325,000
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	118,455	120,515

		1,201,915

Paper & Related Products — 0.6%
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	585,000	298,350
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	163,000	151,590
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	205,000	188,087
International Paper Co. Notes 7.95% due 06/15/18	158,000	124,643
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	557,000	77,980

		840,650

Physicians Practice Management — 1.1%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	1,715,000	1,582,087

Pipelines — 3.3%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,095,000	928,012
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,935,000	1,451,250
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	775,000	684,960
El Paso Corp. Senior Notes 12.00% due 12/12/13	125,000	132,500
MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	575,000	403,938
MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	305,000	219,600
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	400,000	284,000
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	970,000	320,100
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	500,000	467,500

		4,891,860

Security Description	Principal Amount	Market Value (Note 2)

Printing - Commercial — 0.2%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	$855,000	$305,663

Publishing - Periodicals — 0.2%
Dex Media West LLC Senior Notes 8.50% due 08/15/10	33,000	15,510
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16(19)	741,000	11,115
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*(21)	806,000	112,840
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	1,415,000	120,275

		259,740

Real Estate Investment Trusts — 0.7%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,155,000	1,085,700

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14(1)(8)(9)	2,565,000	7,695

Rental Auto/Equipment — 0.3%
Rental Service Corp. Notes 9.50% due 12/01/14	775,000	414,625

Research & Development — 0.2%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	840,000	252,000

Retail-Drug Store — 0.2%
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	1,140,000	279,300

Retail - Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	200,000	135,000

Retail - Music Store — 0.0%
MTS, Inc. Senior Notes 10.00% due 03/15/09†(1)(2)(3)(4)(5)(9)	15,273	764

Retail - Petroleum Products — 0.9%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	376,000	323,360
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	525,000	451,500
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	525,000	504,000

		1,278,860

Retail - Restaurants — 0.3%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	585,000	468,000

AIG Retirement Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Rubber - Tires — 0.1%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	$720,000	$108,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(3)(4)(10)(12)	50,000	5

Satellite Telecom — 0.6%
Telesat Canada/Telesat LLC Senior Notes 9.00% due 11/01/15*	1,100,000	913,000

Seismic Data Collection — 0.3%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,115,000	457,150

Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(7)	50,000	37,000

Special Purpose Entities — 1.4%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(7)	600,000	409,500
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	1,945,000	97,250
CCM Merger, Inc. Notes 8.00% due 08/01/13*	580,000	214,600
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,245,000	205,425
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	900,000	567,000
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	775,000	248,000
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(8)	435,000	44,044
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	400,000	322,000

		2,107,819

Specified Purpose Acquisitions — 0.2%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	244,000	237,241

Steel - Producers — 0.5%
Ryerson, Inc. Senior Sec. Notes 12.25% due 11/01/15*	1,182,000	697,380

Storage/Warehousing — 0.6%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	535,000	395,900
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	660,000	518,100

		914,000

Security Description	Principal Amount	Market Value (Note 2)

Telecom Services — 1.9%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	$50,000	$36,000
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	275,000	198,000
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	590,000	244,850
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	1,190,000	835,975
Qwest Corp. Senior Notes 7.88% due 09/01/11	375,000	369,375
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,125,000	1,108,125

		2,792,325

Telephone - Integrated — 4.8%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	624,000	567,840
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	50,000	39,500
Qwest Capital Funding, Inc. Notes 7.25% due 02/15/11	25,000	23,813
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	1,509,000	1,278,877
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	217,000	183,908
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	725,000	723,187
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	92,000	59,800
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	1,838,000	1,488,780
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	2,523,000	1,520,107
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	1,150,000	1,127,000

		7,012,812

Television — 0.3%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	148,000	66,600
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*(8)	125,000	27,500
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	590,000	306,800
Paxson Communications Corp. Senior Sec. Notes 7.34% due 01/15/13*(6)(8)	2,462,229	24,622

AIG Retirement Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Television (continued)
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(1)(9)	$385,000	$42
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(1)(9)	540,000	60

		425,624

Theaters — 1.4%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,068,000	854,400
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(7)	1,300,000	1,189,500

		2,043,900

Transactional Software — 0.1%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,090,000	171,675

Transport - Air Freight — 1.6%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	329,340	279,939
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	348,016	267,973
Atlas Air, Inc. Pass Through Certs. Series A 7.38% due 01/02/18	51,562	38,671
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	862,019	689,616
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	953,338	810,337
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	87,400	52,440
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	197,175	193,232

		2,332,208

Transport - Services — 0.4%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	500,000	358,750
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	480,000	284,400

		643,150

Vitamins & Nutrition Products — 0.2%
General Nutrition Centers, Inc. Company Guar. Notes 7.58% due 03/15/14(6)(8)	585,000	345,150

Total Corporate Bonds & Notes
(cost $164,332,578)		112,907,787

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 8.2%
Building Products - Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15†(1)(20)	$80,000	$1,600

Computers - Memory Devices — 0.2%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	590,000	324,500

Diversified Manufacturing Operations — 0.7%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	1,435,000	1,018,850

Food - Meat Products — 0.4%
JBS SA Company Guar. Notes 9.38% due 02/07/11	589,000	496,969
JBS SA Senior Notes 10.50% due 08/04/16*	100,000	67,000

		563,969

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(4)(11)	475,000	475

Medical Products — 0.5%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.95% due 12/01/13(6)	1,050,000	643,125
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	355,000	90,525

		733,650

Medical - Drugs — 1.1%
Elan Finance PLC Company Guar. Notes 5.23% due 11/15/11(6)	250,000	206,250
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	1,675,000	1,427,937

		1,634,187

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	275,000	224,125

Oil Companies - Exploration & Production — 0.7%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	500,000	167,500
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	865,000	285,450
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	1,490,000	506,600

		959,550

Oil - Field Services — 0.4%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	835,000	657,563

AIG Retirement Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines — 0.2%
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.35% due 01/05/11	$250,000	$233,125

Printing - Commercial — 0.0%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16*†(1)(9)	1,140,000	48,450

Satellite Telecom — 2.9%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(7)	1,759,000	1,424,790
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	1,485,000	1,410,750
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	1,531,000	1,454,450

		4,289,990

Special Purpose Entity — 0.1%
Hellas Telecommunications Luxembourg II Sub. Notes 6.84% due 01/15/15*(6)	925,000	175,750

Telecom Services — 0.5%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	1,010,000	626,200
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	100,000	100,250

		726,450

Transport - Marine — 0.2%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	380,000	254,600

Transport - Rail — 0.1%
TFM SA de CV Senior Notes 9.38% due 05/01/12	137,000	134,260

Total Foreign Corporate Bonds & Notes
(cost $17,547,786)		11,981,094

LOANS — 6.4%
Beverages - Non-alcoholic — 0.1%
Le-Natures, Inc. 9.36% due 03/01/11†(1)(2)(4)(9)(13)(14)	600,000	99,000

Building - Residential/Commercial — 0.2%
TOUSA, Inc. 14.00% due 07/31/13(2)(4)(13)(14)	1,185,352	355,606

Casino Services — 0.6%
Herbst Gaming, Inc. Term Loan B Tranche 1 12.50% due 12/02/11†(1)(2)(4)(13)(14)(19)	265,517	65,051
Herbst Gaming, Inc. Delayed Draw Term Loan B Tranche 2 12.50% due 12/02/11†(1)(2)(4)(13)(14)(19)	726,922	178,096
Holding Gaming Borrower LP 9.25% due 02/19/13(2)(4)(13)(14)	1,000,000	600,000

		843,147

Diversified Financial Services — 1.2%
Wind Acquisition Holdings Finance S.A. 11.75% due 12/21/11(2)(4)(13)(14)	1,313,876	913,144
Wind Finance SL S.A 9.64% due 11/26/14(4)(13)(14)	1,000,000	877,500

		1,790,644

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Electric Integrated — 0.4%
Texas Competitive Electric 3.95% due 10/10/14(2)(4)(13)(14)	$975,000	$612,810
Texas Competitive Electric 4.45% due 10/10/14(2)(4)(13)(14)	7,500	4,714
Texas Competitive Electric 7.26% due 10/10/14(2)(4)(13)(14)	5,000	3,142

		620,666

Energy - Alternate Sources — 1.0%
VeraSun Energy Corp. 16.50% due 11/03/09(2)(3)(4)(9)(13)(14)	1,470,000	1,470,000

Food - Retail — 0.6%
Dole Foods, Inc. 2.50% due 04/12/13(4)(13)(14)(16)	199,894	180,626
Dole Foods, Inc. 4.25% due 04/12/13(2)(4)(13)(14)(16)	11,715	10,586
Solvest, Ltd. 2.50% due 04/12/13(4)(13)(14)(16)	371,060	335,294
Solvest, Ltd. 3.25% due 04/12/13(4)(13)(14)(16)	383,030	346,110
Solvest, Ltd. 4.25% due 04/12/13(2)(4)(13)(14)(16)	34,301	30,995

		903,611

Gambling (Non-Hotel) — 0.6%
Greektown Holdings LLC 9.75% due 11/11/09(2)(4)(13)(14)(16)	29,350	24,507
Greektown Holdings LLC 8.25% due 06/01/09(2)(4)(13)(14)	971,581	811,270

		835,777

Medical - Drugs — 0.6%
Triax Pharmaceuticals LLC 14.00% due 08/30/11(2)(3)(4)(13)(14)(15)	1,040,834	938,633

Medical - Hospitals — 0.6%
Capella Healthcare, Inc. 13.00% due 02/29/16(2)(4)(13)(14)	1,000,000	890,000

Paper & Related Products — 0.3%
Boise Paper Holdings LLC 10.50% due 02/22/15(2)(4)(13)(14)	1,000,000	365,000

Publishing - Periodicals — 0.1%
Idearc, Inc. 5.54% due 11/17/14(2)(4)(13)(14)(19)	498,728	177,298

Theaters — 0.1%
AMC Entertainment Holdings, Inc. 6.75% due 06/15/12(2)(4)(13)(14)	344,116	129,044

Total Loans
(cost $13,618,110)		9,418,426

COMMON STOCK — 0.8%
Cellular Telecom — 0.1%
iPCS, Inc.†(2)(4)	15,963	131,695

Food - Misc. — 0.1%
Wornick Co.†(2)(3)(4)	3,444	172,200

Gambling (Non-Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.†(2)(3)(4)	2,501	48,294

Independent Power Producers — 0.0%
Mirant Corp.†	1,525	18,651

AIG Retirement Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC†(2)(3)(4)(17)	85,612	$35,957

Medical - Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(2)(3)(4)	13,262	133

Oil Companies - Exploration & Production — 0.5%
EXCO Resources, Inc.†	78,420	714,406
Transmeridian Exploration, Inc.†	3,206	64

		714,470

Oil - Field Services — 0.1%
Trico Marine Services, Inc.†	16,259	53,167

Retail - Music Store — 0.0%
MTS, Inc.†(2)(3)(4)	3,863	0

Total Common Stock
(cost $2,604,800)		1,174,567

PREFERRED STOCK — 0.4%
Medical - Drugs — 0.1%
Triax Pharmaceuticals LLC, Class C 14.70%(2)(3)(4)(17)	26,117	52,235

Medical - Generic Drugs — 0.3%
Mylan, Inc. 6.50%	593	480,858

Oil Companies - Exploration & Production — 0.0%
Transmeridian Exploration, Inc. 15.00%(3)	2,608	20,864

Total Preferred Stock
(cost $878,001)		553,957

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31) †(3) (cost $37,980)	13,811	138

Total Long-Term Investment Securities
(cost $200,193,581)		136,333,175

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Finance - Auto Loans — 1.0%
Ford Motor Credit Co. LLC Senior Notes 5.54% due 04/15/09(6) (cost $1,422,036)	$1,525,000	1,422,036

REPURCHASE AGREEMENT — 2.8%
State Street Bank & Trust Co. Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $4,189,003 and collateralized by United States Treasury Bills, bearing interest at 0.24% due 05/14/09 and having an approximate value of $4,317,840 (cost $4,189,000)	4,189,000	4,189,000

TOTAL INVESTMENTS
(cost $205,804,617)(18)	96.8%	141,944,211
Other assets less liabilities	3.2	4,750,133

NET ASSETS —	100.0%	$146,694,344

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $24,877,109 representing 17.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Bond in default
(2)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
AMC Entertainment Holdings, Inc. Loan Agreement 6.75% due 06/15/12	06/08/07	$300,000	$292,500
	09/17/07	8,288	8,288
	02/11/08	8,260	8,260
	03/27/08	7,994	7,994
	06/25/08	6,399	6,399
	09/15/08	6,506	6,505
	12/19/09	6,669	6,669

		344,116	336,615	$129,044	$37.50	0.09%

Boise Paper Holdings LLC Loan Agreement 10.50% due 02/22/15	02/20/08	1,000,000	920,000	365,000	36.50	0.25
Capella Healthcare, Inc. Loan Agreement 13.00% due 02/29/16	03/03/08	1,000,000	990,000	890,000	89.00	0.61
Critical Care Systems International, Inc. Common Stock	05/06/04	3,788	–
	07/23/04	4,737	–
	11/09/04	4,737	–

		13,262	–	133	0.01	0.00

Dole Foods, Inc. Loan Agreement 2.50% due 04/12/13	03/11/09	199,894	182,903	180,626	90.36	0.12
Dole Foods, Inc. Loan Agreement 4.25% due 04/12/13	03/11/09	11,715	10,719	10,586	90.36	0.01
Greektown Holdings Loan Agreement 9.75% due 11/11/09	02/23/09	29,350	29,350	24,507	83.50	0.02

AIG Retirement Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Name	Acqui sition Date	Prin cipal Amount/ Shares	Acqui sition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Greektown Holdings Loan Agreement 8.25% due 06/01/09	06/06/08	$225,647	$223,890
	06/06/08	89,634	89,014
	08/11/08	118,762	118,762
	09/12/08	82,642	82,642
	11/05/08	74,505	74,505
	11/05/08	89,258	89,259
	12/16/08	101,465	101,465
	12/30/08	70,932	70,932
	02/11/09	47,998	47,998
	02/20/09	69,807	69,807
	02/27/09	931	931

		971,581	969,205	$811,270	$83.50	0.55%

Herbst Gaming, Inc. Loan Agreement 12.50% due 12/02/11	03/26/08	172,462	122,866
	03/26/08	90,848	66,195
	03/26/08	2,207	1,611

		265,517	190,672	65,051	24.50	0.04

Herbst Gaming, Inc. Loan Agreement 12.50% due 12/02/11	03/26/08	49,593	35,301
	03/26/08	178,589	130,127
	08/05/08	388,103	328,142
	08/05/08	110,637	92,849

		726,922	586,419	178,096	24.50	0.12

Holding Gaming Borrower LP Loan Agreement 9.25% due 02/19/13	08/19/08	1,000,000	940,000	600,000	60.00	0.41
ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/05	250,000	250,000
	02/15/08	10,000	10,000
	09/11/08	10,000	10,000
	02/27/09	11,000	11,000

		281,000	281,000	42,150	15.00	0.03

Idearc, Inc. Loan Agreement 5.54% due 11/17/14	02/09/09	8,571	3,857
	02/09/09	4,286	1,950
	02/09/09	8,571	3,921
	02/09/09	190,920	85,914
	02/09/09	95,460	43,434
	02/09/09	190,920	87,346

		498,728	226,422	177,298	35.55	0.12

iPCS, Inc. Common Stock	08/12/04	14,711	242,171
	07/28/05	1,252	0

		15,963	242,171	131,695	8.25	0.09

Le- Natures, Inc. Loan Agreement 9.36% due 03/01/11	09/26/06	600,000	600,000	99,000	16.50	0.07
MTS, Inc. Common Stock	03/16/04	3,863	0	0	0.00	0.00

Name	Acqui sition Date	Prin cipal Amount/ Shares	Acqui sition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
MTS, Inc. Senior Notes 10.00% due 03/15/09	03/16/04	$12,337	$45,799
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		15,273	47,023	$764	$5.00	0.00%

Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	531	12,228
	07/19/05	1,970	45,355

		2,501	57,583	48,294	19.31	0.03

Solvest, Ltd. Loan Agreement 2.50% due 04/12/13	03/11/09	371,060	339,520	335,294	90.36	0.23
Solvest, Ltd. Loan Agreement 3.25% due 04/12/13	03/11/09	383,030	350,472	346,110	90.36	0.24
Solvest, Ltd. Loan Agreement 4.25% due 04/12/13	03/11/09	34,301	31,386	30,995	90.36	0.02
Southern Energy Notes 7.90% due 07/15/09	01/10/06	1,225,000	0	0	0.00	0.00
Texas Competitive Electric Loan Agreement 3.95% due 10/10/14	10/31/07	94,167	94,167
	08/14/08	880,833	882,203

		975,000	976,370	612,810	62.85	0.42

Texas Competitive Electric Loan Agreement 4.45% due 10/10/14	08/11/08	7,500	7,500	4,714	62.85	0.00
Texas Competitive Electric Loan Agreement 7.26% due 10/10/14	08/11/08	5,000	5,000	3,142	62.84	0.00
TOUSA, Inc. Loan Agreement 14.00% due 07/31/13	10/11/07	1,022,829	920,511
	01/16/08	11,293	11,293
	02/14/08	10,700	10,700
	04/08/08	26,285	26,285
	07/24/08	37,503	37,503
	10/02/08	39,014	39,013
	01/15/09	37,728	37,729

		1,185,352	1,083,034	355,606	30.00	0.24

Triax Pharmaceuticals LLC Loan Agreement 14.00% due 08/30/11	08/31/07	1,000,000	899,308
	11/01/07	2,583	2,583
	01/11/08	7,603	7,603
	04/28/08	7,492	7,492
	07/03/08	7,633	7,633
	10/03/08	7,690	7,690
	01/05/09	7,833	7,833

		1,040,834	940,142	938,633	90.18	0.64

AIG Retirement Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Name	Acqui sition Date	Prin cipal Amount/ Shares	Acqui sition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Triax Pharmaceuticals LLC Common Stock	08/31/07	85,612	$35,957	$35,957	$0.42	0.02%
Triax Pharmaceuticals LLC Preferred Stock	08/31/07	26,117	52,235	52,235	2.00	0.04
Verasun Energy Corp. Loan Agreement 16.50% due 11/03/09	11/03/08	131,381	131,381
	11/03/08	240,000	240,000
	12/11/08	770,000	770,000
	12/11/09	147,543	147,543
	12/18/09	181,076	181,076

		1,470,000	1,470,000	1,470,000	11.19	1.00

Wind Acquisition Holdings Finance S.A. Loan Agreement 11.75% due 12/21/11	03/15/07	206,305	206,843
	03/19/07	103,153	103,150
	06/21/07	206,374	208,892
	07/18/07	3,288	3,308
	07/18/07	6,575	6,618
	10/31/07	16,941	16,941
	11/01/07	600,000	605,724
	01/31/08	36,380	36,380
	04/30/08	33,383	33,383
	08/05/08	30,597	30,597
	10/21/08	32,570	32,570
	01/22/09	38,310	38,310

		1,313,876	1,322,716	913,144	69.50	0.62

Wornick Co. Common Stock	08/08/08	3,444	450,320	172,200	50.00	0.12

				$9,024,354		6.15%

(3)	Fair valued security; see Note 2
(4)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $10,683,942 representing 7.3% of net assets.
(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2009.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	Company has filed Chapter 11 bankruptcy protection.
(10)	Company has filed Chapter 7 bankruptcy.
(11)	Company has filed bankruptcy in country of issuance.
(12)	Bond is in default and did not pay principal at maturity.
(13)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(14)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities.
(15)	A portion of the interest is paid in the form of additional bonds.
(16)	Loan is subject to an unfunded loan commitment. See Note 12 for details.
(17)	Consists of more than one class of securities traded together as a unit.
(18)	See Note 5 for cost of investments on a tax basis.
(19)	Subsequent for February 28, 2009, the company has filed Chapter 11 bankruptcy protection and is in default of interest.
(20)	Subsequent to February 28, 2009, the company has filed for Chapter 11 bankruptcy protection.
(21)	Bond is in default of interest subsequent to February 28, 2009.

See Notes to Financial Statements

AIG Retirement Company II International Small Cap Equity

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

Food — Misc.	5.5%
Time Deposits	4.7
Medical — Drugs	4.6
Chemicals — Specialty	4.2
Finance — Other Services	2.9
Banks — Commercial	2.9
Water	2.7
Transport — Services	2.7
Electric Products — Misc.	2.3
Security Services	2.3
Insurance — Property/Casualty	2.2
Commercial Services	2.2
Chemicals — Diversified	2.2
Containers — Paper/Plastic	2.0
Consulting Services	1.9
Retail — Misc./Diversified	1.9
Shipbuilding	1.9
Printing — Commercial	1.8
Cosmetics & Toiletries	1.8
Electric — Transmission	1.7
Aerospace/Defense — Equipment	1.5
Medical — Wholesale Drug Distribution	1.5
Machinery — General Industrial	1.3
Diagnostic Kits	1.3
Medical Labs & Testing Services	1.2
Enterprise Software/Service	1.2
Internet Content — Information/News	1.2
Computer Services	1.1
Batteries/Battery Systems	1.1
Research & Development	1.1
Direct Marketing	1.1
Auto/Truck Parts & Equipment — Original	1.0
Medical Instruments	1.0
Food — Retail	1.0
Oil — Field Services	0.8
Telephone — Integrated	0.8
Coatings/Paint	0.8
Cellular Telecom	0.8
Real Estate Operations & Development	0.7
Retail — Drug Store	0.7
Insurance — Multi-line	0.7
Retail — Convenience Store	0.7
Real Estate Management/Services	0.7
Tobacco	0.7
Agricultural Operations	0.7
Airlines	0.7
Schools	0.6
Computers — Integrated Systems	0.6
Internet Infrastructure Software	0.6
Transport — Marine	0.6
Electronic Components — Semiconductors	0.6
Food — Confectionery	0.6
Fisheries	0.6
Metal Processors & Fabrication	0.6
Building Products — Air & Heating	0.5
Rubber/Plastic Products	0.5
Internet Content — Entertainment	0.5
Communications Software	0.5
Medical — Biomedical/Gene	0.5
Entertainment Software	0.5
E - Commerce/Services	0.5
Miscellaneous Manufacturing	0.5
Applications Software	0.4
Finance — Investment Banker/Broker	0.4
Medical Products	0.4
Machinery — Electrical	0.4
Retail — Restaurants	0.4
Retail — Sporting Goods	0.4
Retail — Bookstores	0.4

Web Portals/ISP	0.4
Retail — Discount	0.4
Oil Field Machinery & Equipment	0.4
Engineering/R&D Services	0.3
Building — Maintance & Services	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Finance — Leasing Companies	0.3
Retail — Apparel/Shoe	0.3
Retail — Regional Department Stores	0.3
Electric — Integrated	0.3
Machinery — Construction & Mining	0.3
Computers — Periphery Equipment	0.3
Beverages — Wine/Spirits	0.2
Advanced Materials	0.2
Auto — Cars/Light Trucks	0.2
Diversified Operations	0.2
Bicycle Manufacturing	0.2
Electric — Generation	0.2
Paper & Related Products	0.2
Retail — Perfume & Cosmetics	0.2
Insurance — Reinsurance	0.2
Oil Companies — Exploration & Production	0.2
Machinery — Thermal Process	0.1
Coal	0.1
Diversified Manufacturing Operations	0.1
Engines — Internal Combustion	0.1
Mining	0.1
Athletic Footwear	0.1
Electronic Components — Misc.	0.1
Food — Dairy Products	0.1
Semiconductor Components — Integrated Circuits	0.1
Building & Construction — Misc.	0.1
Import/Export	0.1
Retail — Hypermarkets	0.1
Retail — Major Department Stores	0.1
Building — Heavy Construction	0.1
Steel — Specialty	0.1
Apparel Manufacturers	0.1

98.9%

*	Calculated as a percentage of net assets

AIG Retirement Company II International Small Cap Equity

PORTFOLIO PROFILE — February 28, 2009 (Unaudited) — (continued)

Country Allocation*

Japan	34.4%
United Kingdom	16.0
Spain	6.4
Switzerland	5.4
Germany	4.9
Netherlands	4.8
United States	4.7
Bermuda	2.3
South Korea	2.0
Ireland	2.0
France	1.8
Sweden	1.7
Finland	1.4
Hong Kong	1.3
Austria	1.3
China	1.2
Taiwan	1.1
Denmark	1.0
Portugal	1.0
Australia	0.9
Cayman Islands	0.8
Belgium	0.7
Luxembourg	0.6
Malaysia	0.3
Italy	0.3
Thailand	0.2
Singapore	0.1
Indonesia	0.1
New Zealand	0.1
Mauritius	0.1

98.9%

*	Calculated as a percentage of net assets

AIG Retirement Company II International Small Cap Equity

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)(1)

COMMON STOCK — 94.2%
Australia — 0.9%
ABB Grain, Ltd.	216,987	$813,082
AWB, Ltd.	314,465	177,118
Crane Group, Ltd.	102,708	492,257
Felix Resources, Ltd.	135,626	585,275
Macmahon Holdings, Ltd.	1,284,612	260,652
Orica, Ltd.	56,250	478,192
Primary Health Care, Ltd.	55,054	153,285
Reject Shop, Ltd.	28,614	190,083
Tassal Group, Ltd.	363,898	460,680
Western Areas NL†	83,267	178,355

		3,788,979

Austria — 1.3%
Oesterreichische Post AG	160,932	5,271,282

Belgium — 0.7%
Mobistar SA	50,455	3,129,428

Bermuda — 2.3%
Catlin Group, Ltd.	451,200	2,670,654
China Yurun Food Group, Ltd.	1,541,000	1,831,161
CNPC Hong Kong, Ltd.	1,860,000	621,155
Hiscox, Ltd.	528,521	2,117,087
Huabao International Holdings, Ltd.	1,985,000	1,434,094
Pacific Basin Shipping, Ltd.	1,515,000	691,092
Peace Mark Holdings, Ltd.†(2)	686,000	0

		9,365,243

Cayman Islands — 0.8%
AAC Acoustic Technologies Holdings, Inc.†	206,000	82,796
Agile Property Holdings, Ltd.	2,108,000	696,598
China Mengniu Dairy Co., Ltd.	334,000	419,567
Li Ning Co., Ltd.	377,000	462,737
New World Department Store China, Ltd.	1,098,000	365,370
Real Gold Mining, Ltd.†	49,500	33,509
SA SA International Holdings, Ltd.	2,344,000	655,154
Xinyi Glass Holding Co., Ltd.	1,362,000	469,006

		3,184,737

China — 1.2%
AsiaInfo Holdings, Inc.†	207,800	2,537,238
China National Materials Co., Ltd., Class H†	1,394,000	561,337
Weichai Power Co., Ltd.	551,800	918,311
Wumart Stores, Inc.	526,000	367,730
Zhuzhou CSR Times Electric Co., Ltd.	583,000	525,650

		4,910,266

Denmark — 1.0%
Genmab A/S†	29,351	1,119,088
Topdanmark A/S†	29,569	3,011,532

		4,130,620

Finland — 1.4%
Elisa Oyj	250,354	3,217,457
Pohjola Bank PLC, Class A	376,347	2,669,417

		5,886,874

France — 1.8%
BioMerieux	67,748	5,149,875
Bureau Veritas SA	63,217	2,301,642

		7,451,517

Germany — 4.9%
Fielmann AG	134,152	7,869,931
Software AG	79,294	5,021,685
Vossloh AG	77,008	7,285,626

		20,177,242

Security Description	Shares	Market Value (Note 2)(1)

Hong Kong — 1.3%
Bank of East Asia, Ltd.	83,400	$171,778
China Everbright International, Ltd.	11,564,000	2,208,838
China Green Holdings, Ltd.	2,283,000	1,448,400
Dah Sing Banking Group, Ltd.	493,200	297,791
Denway Motors, Ltd.	2,830,000	844,320
Ports Design, Ltd.	272,500	278,461
Shanghai Industrial Holdings, Ltd.	120,000	270,275

		5,519,863

Indonesia — 0.1%
United Tractors Tbk PT	1,278,666	563,032

Ireland — 2.0%
Kerry Group PLC	260,206	5,485,896
Ryanair Holdings PLC ADR†	113,214	2,699,022

		8,184,918

Italy — 0.3%
Hera SpA	687,176	1,242,481

Japan — 34.4%
Alpha Systems, Inc.	112,900	2,086,734
Axell Corp.	405	1,363,218
Benesse Corp.	40,500	1,611,105
Capcom Co., Ltd.	80,900	1,514,780
Chugoku Marine Paints, Ltd.	486,000	3,131,521
Daihatsu Diesel Manufacturing Co., Ltd.	104,000	529,085
Daiichi Chuo Kisen Kaisha	175,000	357,477
Daiseki Co., Ltd.	113,300	1,586,089
Daito Trust Construction Co., Ltd.	48,600	1,528,116
Dena Co., Ltd.	364	1,077,979
Don Quijote Co., Ltd.	109,300	1,291,743
en-japan, Inc.	1,215	865,769
EPS Co., Ltd.	810	3,276,107
Exedy Corp.	199,800	2,551,292
Ferrotec Corp.	77,800	756,692
FP Corp.	126,200	5,764,066
Fuji Oil Co., Ltd.	194,200	2,426,722
Fujimi, Inc.	138,400	1,644,570
Funai Electric Co., Ltd.	64,800	1,674,473
GS Yuasa Corp.	566,000	2,318,035
Hisaka Works, Ltd.	81,000	597,204
Hisamitsu Pharmaceutical Co., Inc.	43,600	1,312,714
Japan Steel Works, Ltd.	405,000	3,618,824
Kakaku.com, Inc.	1,618	4,760,324
Koito Manufacturing Co., Ltd.	291,000	1,795,093
Kureha Corp.	566,000	2,228,568
Kyoritsu Maintenance Co., Ltd.	80,900	1,393,480
Lawson, Inc.	68,800	2,974,792
Lintec Corp.	283,200	3,154,938
Mani, Inc.	35,400	1,727,044
Mitsubishi UFJ Lease & Finance Co., Ltd.	80,110	1,368,334
Moshi Moshi Hotline, Inc.	226,600	4,370,630
Nabtesco Corp.	243,000	1,479,708
Nichii Gakkan Co.	48,600	744,751
Nippon Shokubai Co., Ltd.	245,000	1,510,792
Nishimatsuya Chain Co., Ltd.	178,000	1,307,911
Nissha Printing Co., Ltd.	62,300	1,553,951
Nomura Real Estate Holdings, Inc.	113,400	1,427,554
NPC, Inc	32,400	1,446,633
Oenon Holdings, Inc.	552,000	987,276
Okasan Holdings, Inc.	526,000	1,739,500
Osaka Securities Exchange Co., Ltd.	1,165	3,853,533
Otsuka Corp.	72,800	2,553,455
Pigeon Corp.	153,800	2,962,656
Rengo Co., Ltd.	486,000	2,659,746

AIG Retirement Company II International Small Cap Equity

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)(1)

COMMON STOCK (continued)
Japan (continued)
Rinnai Corp.	64,700	$2,228,858
Rohto Pharmaceutical Co., Ltd.	105,000	1,112,931
Saint Marc Holdings Co., Ltd.	62,600	1,577,673
Seven Bank, Ltd.	1,376	3,765,608
Shima Seiki Manufacturing, Ltd.	23,500	425,791
Shimadzu Corp.	283,000	1,745,771
Shimano, Inc.	24,300	791,822
So-net M3, Inc.	809	2,656,465
Sojitz Corp.	331,900	369,056
Sugi Pharmacy Co., Ltd.	145,700	3,048,677
Suruga Bank, Ltd.	469,000	3,599,986
Sysmex Corp.	77,700	2,319,864
Taiyo Ink Manufacturing Co., Ltd.	120,600	2,209,814
Toho Pharmaceutical Co., Ltd.	178,000	1,707,985
Toshiba Plant Systems & Services Corp.	121,000	1,146,708
Toyo Suisan Kaisha, Ltd.	81,000	1,916,294
Toyo Tanso Co., Ltd.	62,300	1,885,464
Tsumura & Co.	162,700	4,500,650
Uni-Charm Corp.	24,300	1,582,581
Unicharm Petcare Corp.	93,900	2,852,740
Union Tool Co.	91,400	1,697,703
Village Vanguard Co., Ltd.	511	1,521,182
Works Applications Co., Ltd.	4,346	1,747,239
Xebio Co., Ltd.	103,000	1,548,061
Yamaguchi Financial Group, Inc.	186,000	1,617,085
Zappallas, Inc.	890	2,132,417

		142,593,409

Luxembourg — 0.6%
Oriflame Cosmetics SA SDR	99,218	2,387,381

Malaysia — 0.3%
IJM Corp. Bhd	574,400	569,523
Sarawak Energy Bhd	1,747,400	744,682

		1,314,205

Mauritius — 0.1%
Golden Agri-Resources, Ltd.	1,736,000	315,861

Netherlands — 4.8%
Fugro NV	84,775	2,198,187
Koninklijke Vopak NV	172,695	5,746,938
Nutreco Holding NV	156,703	5,534,006
Qiagen NV†	324,724	5,352,641
Smit Internationale NV	25,904	1,112,879

		19,944,651

New Zealand — 0.1%
Nufarm, Ltd.	77,110	495,746

Portugal — 1.0%
Jeronimo Martins SGPS SA	979,990	4,001,931

Singapore — 0.1%
City Developments, Ltd.	65,000	198,932
Raffles Education Corp., Ltd.	1,592,000	423,832
SMRT Corp, Ltd.	15,000	15,463

		638,227

South Korea — 2.0%
Cheil Industries, Inc.	23,950	569,823
Hansol Paper Co., Ltd.†	143,300	728,296
Hynix Semiconductor, Inc.†	53,850	302,702
Hyundai DSF Co., Ltd.	105,470	406,466
Korean Reinsurance Co.	102,530	638,961
LG Dacom Corp.	131,550	1,489,120
LG Household & Health Care, Ltd.	6,347	614,809

Security Description	Shares	Market Value (Note 2)(1)

South Korea (continued)
MegaStudy Co., Ltd.	4,539	$548,955
SODIFF Advanced Materials Co., Ltd.†	25,709	969,554
Synopex, Inc.†	186,314	377,022
Taewoong Co., Ltd.	22,293	1,269,833
Taeyoung Engineering & Construction	138,010	359,464

		8,275,005

Spain — 6.4%
Ebro Puleva SA	400,923	4,572,260
Grifols SA	327,615	5,167,323
Indra Sistemas SA	247,817	4,538,059
Prosegur Cia de Seguridad SA	205,767	5,307,614
Red Electrica Corp. SA	175,794	7,108,594

		26,693,850

Sweden — 1.7%
Securitas AB, Class B	592,324	4,129,618
Swedish Match AB	213,102	2,789,336

		6,918,954

Switzerland — 5.4%
Actelion, Ltd.†	81,414	3,848,272
Barry Callebaut AG†	5,558	2,406,208
Basilea Pharmaceutica AG†	20,267	950,942
Galenica AG	15,689	4,406,073
Givaudan SA	9,746	5,615,440
Lonza Group AG	51,760	4,974,256

		22,201,191

Taiwan — 1.1%
Everlight Electronics Co., Ltd.	509,499	779,800
Far Eastern Department Stores, Ltd.	2,260,650	879,590
InnoLux Display Corp.	381,000	323,152
International Games System Co., Ltd.	97,000	438,354
L&K Engineering Co., Ltd.	651,000	369,149
Shin Zu Shing Co., Ltd.	225,385	548,347
Simplo Technology Co., Ltd.	250,000	653,269
Transcend Information, Inc.	53,000	104,698
Vanguard International Semiconductor Corp.	1,282,437	311,883

		4,408,242

Thailand — 0.2%
Tata Steel Thailand PCL†(2)	14,443,900	327,408
Thoresen Thai Agencies PCL	973,060	363,670

		691,078

United Kingdom — 16.0%
Aggreko PLC	826,024	4,204,428
Amlin PLC	911,057	4,460,853
Cobham PLC	2,277,385	6,275,073
Croda International PLC	790,727	5,532,230
De La Rue PLC	410,880	6,069,721
IG Group Holdings PLC	2,161,109	8,281,411
Lamprell PLC	1,072,961	1,268,021
Northumbrian Water Group PLC	1,797,290	5,668,779
Pennon Group PLC	869,998	5,371,849
QinetiQ PLC	2,215,336	4,383,994
Serco Group PLC	1,043,419	5,766,550
VT Group PLC	1,105,007	7,762,010
Wellstream Holdings PLC	225,458	1,463,677

		66,508,596

Total Common Stock
(cost $554,406,237)		390,194,809

AIG Retirement Company II International Small Cap Equity

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)(1)

WARRANTS — 0.0%
Malaysia — 0.0%
IJM Land Bhd Expires 09/11/13 (Strike price 1.35 MYR)† (cost $0)	57,440	$2,789

Total Long-Term Investment Securities
(cost $554,406,237)		390,197,598

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Time Deposits — 4.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09 (cost $19,620,000)	$19,620,000	19,620,000

TOTAL INVESTMENTS
(cost $574,026,237)(3)	98.9%	409,817,598
Other assets less liabilities	1.1	4,382,832

NET ASSETS —	100.0%	$414,200,430

†	Non-income producing security
(1)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at February 28, 2009. At February 28, 2009, the aggregate value of these securities was $384,597,632 representing 92.9% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 2
(3)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

SDR — Swedish Depository Receipt

Currency Legend

MYR — Malaysian Ringgit

See Notes to Financial Statements

AIG Retirement Company II Large Cap Value Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	14.5%
Medical — Drugs	6.8
Telephone — Integrated	5.8
Diversified Banking Institutions	5.4
Electric — Integrated	5.0
Retail — Discount	3.7
Medical — Biomedical/Gene	3.2
Insurance — Reinsurance	3.2
Gas — Distribution	3.1
Oil Refining & Marketing	2.8
Cosmetics & Toiletries	2.5
Medical Products	2.2
Banks — Super Regional	2.1
Engineering/R&D Services	2.1
Retail — Auto Parts	1.9
Diversified Manufacturing Operations	1.7
Agricultural Operations	1.7
Agricultural Chemicals	1.6
Cable/Satellite TV	1.6
Real Estate Investment Trusts	1.6
Banks — Fiduciary	1.5
Retail — Apparel/Shoe	1.5
Schools	1.5
Commercial Services	1.5
Finance — Investment Banker/Broker	1.5
Medical — HMO	1.4
Aerospace/Defense	1.4
Oil Companies — Exploration & Production	1.3
Internet Security	1.3
Computer Services	1.2
Pharmacy Services	1.1
Building — Residential/Commercial	1.0
Insurance — Multi-line	0.9
Food — Wholesale/Distribution	0.8
Food — Retail	0.8
Computers — Periphery Equipment	0.7
Oil & Gas Drilling	0.7
Insurance — Property/Casualty	0.7
Medical Labs & Testing Services	0.6
Insurance Brokers	0.6
Soap & Cleaning Preparation	0.6
Building Products — Air & Heating	0.5
Food — Misc.	0.5
Machinery — Construction & Mining	0.5
Human Resources	0.5
Machinery — General Industrial	0.4
Banks — Commercial	0.4
Distribution/Wholesale	0.4
Medical Information Systems	0.3
Savings & Loans/Thrifts	0.3
Time Deposits	0.3

99.2%

*	Calculated as a percentage of Net Assets

AIG Retirement Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENT — February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.9%
Aerospace/Defense — 1.4%
General Dynamics Corp.	39,986	$1,752,187

Agricultural Chemicals — 1.6%
CF Industries Holdings, Inc.	32,014	2,059,461

Agricultural Operations — 1.7%
Archer - Daniels-Midland Co.	47,800	1,274,348
Bunge, Ltd.	19,400	909,472

		2,183,820

Banks - Commercial — 0.4%
Bank of Hawaii Corp.	16,265	521,131

Banks - Fiduciary — 1.5%
Northern Trust Corp.	8,400	466,620
The Bank of New York Mellon Corp.	66,854	1,482,153

		1,948,773

Banks - Super Regional — 2.1%
US Bancorp	34,300	490,833
Wells Fargo & Co.	179,505	2,172,011

		2,662,844

Building Products-Air & Heating — 0.5%
Lennox International, Inc.	26,400	683,760

Building - Residential/Commercial — 1.0%
NVR, Inc.†	3,720	1,237,904

Cable/Satellite TV — 1.6%
Comcast Corp., Class A	99,600	1,300,776
The DIRECTV Group, Inc.†	34,224	682,427

		1,983,203

Commercial Services — 1.5%
Alliance Data Systems Corp.†	63,700	1,885,520

Computer Services — 1.2%
Affiliated Computer Services, Inc., Class A†	32,006	1,492,440

Computers - Periphery Equipment — 0.7%
Lexmark International, Inc., Class A†	51,345	880,053

Cosmetics & Toiletries — 2.5%
Procter & Gamble Co.	66,178	3,187,794

Distribution/Wholesale — 0.4%
Ingram Micro, Inc., Class A†	42,200	459,558

Diversified Banking Institutions — 5.4%
Bank of America Corp.	133,377	526,839
JPMorgan Chase & Co.	150,460	3,438,011
Morgan Stanley	68,700	1,342,398
The Goldman Sachs Group, Inc.	18,024	1,641,626

		6,948,874

Diversified Manufacturing Operations — 1.7%
General Electric Co.	259,845	2,211,281

Electric - Integrated — 5.0%
Alliant Energy Corp.	16,300	377,019
Ameren Corp.	31,700	753,826
American Electric Power Co., Inc.	42,400	1,189,320
CMS Energy Corp.	64,900	717,794
Consolidated Edison, Inc.	64,700	2,342,787
DPL, Inc.	24,500	492,450
NSTAR	14,700	472,899

		6,346,095

Security Description	Shares	Market Value (Note 2)

Engineering/R&D Services — 2.1%
EMCOR Group, Inc.†	87,404	$1,346,896
Fluor Corp.	38,448	1,278,396

		2,625,292

Finance - Investment Banker/Broker — 1.5%
Knight Capital Group, Inc., Class A†	107,014	1,882,376

Food - Misc. — 0.5%
General Mills, Inc.	12,600	661,248

Food - Retail — 0.8%
Safeway, Inc.	57,000	1,054,500

Food - Wholesale/Distribution — 0.8%
Fresh Del Monte Produce, Inc.†	57,322	1,076,507

Gas - Distribution — 3.1%
Atmos Energy Corp.	17,700	386,391
CenterPoint Energy, Inc.	143,500	1,480,920
Sempra Energy	39,483	1,641,308
UGI Corp.	16,600	398,234

		3,906,853

Human Resources — 0.5%
Hewitt Associates, Inc., Class A†	21,926	646,817

Insurance Brokers — 0.6%
AON Corp.	20,427	781,128

Insurance - Multi-line — 0.9%
ACE, Ltd.	22,400	817,824
American Financial Group, Inc.	22,900	356,324

		1,174,148

Insurance - Property/Casualty — 0.7%
Arch Capital Group, Ltd.†	15,765	851,310

Insurance - Reinsurance — 3.2%
Aspen Insurance Holdings, Ltd.	44,299	965,275
Axis Capital Holdings, Ltd.	68,200	1,526,316
Platinum Underwriters Holdings, Ltd.	55,918	1,567,941

		4,059,532

Internet Security — 1.3%
Symantec Corp.†	120,800	1,670,664

Machinery - Construction & Mining — 0.5%
Joy Global, Inc.	37,200	649,512

Machinery - General Industrial — 0.4%
Gardner Denver, Inc.†	28,340	536,193

Medical Information Systems — 0.3%
IMS Health, Inc.	35,000	438,200

Medical Labs & Testing Services — 0.6%
Quest Diagnostics, Inc.	17,203	788,413

Medical Products — 2.2%
Johnson & Johnson	55,131	2,756,550

Medical - Biomedical/Gene — 3.2%
Amgen, Inc.†	57,419	2,809,512
Martek Biosciences Corp.	10,810	202,471
Myriad Genetics, Inc.†	14,000	1,103,900

		4,115,883

Medical - Drugs — 6.8%
Cephalon, Inc.†	10,000	655,900
Eli Lilly & Co.	93,869	2,757,871
Forest Laboratories, Inc.†	67,000	1,436,480

AIG Retirement Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENT — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs (continued)
Pfizer, Inc.	307,571	$3,786,199

		8,636,450

Medical - HMO — 1.4%
CIGNA Corp.	60,700	956,632
UnitedHealth Group, Inc.	41,700	819,405

		1,776,037

Oil & Gas Drilling — 0.7%
Transocean, Ltd.†	14,700	878,619

Oil Companies - Exploration & Production — 1.3%
Apache Corp.	28,587	1,689,206

Oil Companies - Integrated — 14.5%
Chevron Corp.	93,288	5,663,514
ConocoPhillips	17,422	650,712
Exxon Mobil Corp.	180,341	12,245,154

		18,559,380

Oil Refining & Marketing — 2.8%
Sunoco, Inc.	50,800	1,699,260
Valero Energy Corp.	99,100	1,920,558

		3,619,818

Pharmacy Services — 1.1%
Omnicare, Inc.	53,882	1,397,160

Real Estate Investment Trusts — 1.6%
Annaly Capital Management, Inc.	101,400	1,409,460
ProLogis	98,200	568,578

		1,978,038

Retail - Apparel/Shoe — 1.5%
Ross Stores, Inc.	28,129	830,368
The Gap, Inc.	102,584	1,106,881

		1,937,249

Retail - Auto Parts — 1.9%
AutoZone, Inc.†	17,311	2,462,144

Retail - Discount — 3.7%
Big Lots, Inc.†	72,809	1,129,268
Dollar Tree, Inc.†	16,300	632,766
Family Dollar Stores, Inc.	73,500	2,016,840
Wal - Mart Stores, Inc.	18,025	887,551

		4,666,425

Savings & Loans/Thrifts — 0.3%
New York Community Bancorp, Inc.	43,200	425,520

Schools — 1.5%
Apollo Group, Inc., Class A†	26,300	1,906,750

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	15,400	753,368

Telephone - Integrated — 5.8%
AT&T, Inc.	157,767	3,750,121
CenturyTel, Inc.	33,905	892,719
Verizon Communications, Inc.	98,204	2,801,760

		7,444,600

Total Long-Term Investment Securities
(cost $170,429,087)		126,250,588

Security Description	Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.0%
American Advantage Money Market Fund	$4,102	$4,102

Time Deposits — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09	312,000	312,000

Total Short-Term Investment Securities
(cost $316,102)		316,102

TOTAL INVESTMENTS
(cost $170,745,189)(1)	99.2%	126,566,690
Other assets less liabilities	0.8	1,073,795

NET ASSETS —	100.0%	$127,640,485

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

Repurchase Agreements	6.8%
Oil Companies — Exploration & Production	5.9
Schools	3.7
Transport — Truck	3.3
Computer Services	3.1
Non — Hazardous Waste Disposal	2.9
Commercial Services — Finance	2.6
Distribution/Wholesale	2.6
Finance — Investment Banker/Broker	2.5
Medical — Biomedical/Gene	2.4
Commercial Services	2.4
Wireless Equipment	2.3
Retail — Apparel/Shoe	2.3
Dialysis Centers	2.2
Human Resources	2.1
Cosmetics & Toiletries	2.0
Electronic Components — Semiconductors	2.0
Containers — Metal/Glass	1.8
Computers — Memory Devices	1.8
Diversified Banking Institutions	1.7
Applications Software	1.5
Internet Security	1.5
Transactional Software	1.4
Consumer Products — Misc.	1.4
Electronic Connectors	1.4
Retail — Auto Parts	1.3
Research & Development	1.3
Retail — Restaurants	1.3
Pharmacy Services	1.2
Retail — Computer Equipment	1.2
Private Corrections	1.2
Containers — Paper/Plastic	1.2
Retail — Automobile	1.2
Medical — HMO	1.2
Independent Power Producers	1.2
Apparel Manufacturers	1.2
Investment Management/Advisor Services	1.2
Enterprise Software/Service	1.2
Instruments — Scientific	1.1
Multimedia	1.1
Telecom Services	1.1
Retail — Drug Store	1.1
Retail — Discount	1.1
Oil — Field Services	1.0
Medical Products	1.0
Medical Labs & Testing Services	1.0
Engineering/R&D Services	1.0
Oil & Gas Drilling	1.0
Tools — Hand Held	0.9
Semiconductor Components — Integrated Circuits	0.9
Casino Services	0.8
Retail — Consumer Electronics	0.8
Agricultural Chemicals	0.8
Semiconductor Equipment	0.8
Electronic Forms	0.7
Decision Support Software	0.7
Entertainment Software	0.7
Computer Aided Design	0.7
Diversified Financial Services	0.6
Metal Processors & Fabrication	0.5
Steel — Producers	0.4
Retail — Perfume & Cosmetics	0.4
Metal — Copper	0.3
Finance — Consumer Loans	0.2

100.2%

*	Calculated as a percentage of net assets

AIG Retirement Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 93.4%
Agricultural Chemicals — 0.8%
Intrepid Potash, Inc.†	25,990	$583,215
Potash Corp. of Saskatchewan	4,220	354,199

		937,414

Apparel Manufacturers — 1.2%
Gildan Activewear, Inc.†	63,309	470,762
Hanesbrands, Inc.†	127,588	893,116

		1,363,878

Applications Software — 1.5%
Check Point Software Technologies, Ltd.†	79,985	1,757,270

Casino Services — 0.8%
Scientific Games Corp., Class A†	91,545	968,546

Commercial Services — 2.4%
Alliance Data Systems Corp.†	48,742	1,442,763
Quanta Services, Inc.†	74,390	1,309,264

		2,752,027

Commercial Services - Finance — 2.6%
Equifax, Inc.	62,538	1,344,567
Moody’s Corp.	94,276	1,692,254

		3,036,821

Computer Aided Design — 0.7%
ANSYS, Inc.†	39,209	790,846

Computer Services — 3.1%
Cognizant Technology Solutions Corp., Class A†	88,708	1,632,227
IHS, Inc., Class A†	48,194	1,962,942

		3,595,169

Computers - Memory Devices — 1.8%
NetApp, Inc.†	65,126	875,293
Western Digital Corp.†	83,424	1,139,572

		2,014,865

Consumer Products - Misc. — 1.4%
Jarden Corp.†	158,695	1,610,754

Containers - Metal/Glass — 1.8%
Crown Holdings, Inc.†	98,788	2,082,451

Containers - Paper/Plastic — 1.2%
Pactiv Corp.†	88,503	1,401,003

Cosmetics & Toiletries — 2.0%
Chattem, Inc.†	20,744	1,315,792
The Estee Lauder Cos., Inc., Class A	44,536	1,008,740

		2,324,532

Decision Support Software — 0.7%
MSCI, Inc., Class A†	52,615	829,212

Dialysis Centers — 2.2%
DaVita, Inc.†	29,305	1,374,991
Fresenius Medical Care AG(1)	28,358	1,167,922

		2,542,913

Distribution/Wholesale — 2.6%
Fastenal Co.	37,328	1,124,319
LKQ Corp.†	138,750	1,873,125

		2,997,444

Diversified Banking Institutions — 1.7%
Morgan Stanley	97,582	1,906,752

Security Description	Shares	Market Value (Note 2)

Diversified Financial Services — 0.6%
IntercontinentalExchange, Inc.†	12,059	$684,589

Electronic Components - Semiconductors — 2.0%
Altera Corp.	57,275	878,026
Intersil Corp., Class A	140,034	1,415,744

		2,293,770

Electronic Connectors — 1.4%
Amphenol Corp., Class A	63,055	1,602,858

Electronic Forms — 0.7%
Adobe Systems, Inc.†	50,647	845,805

Engineering/R&D Services — 1.0%
The Shaw Group, Inc.†	48,599	1,134,301

Enterprise Software/Service — 1.2%
CA, Inc.	79,209	1,342,593

Entertainment Software — 0.7%
Activision Blizzard, Inc.†	80,862	811,046

Finance - Consumer Loans — 0.2%
SLM Corp.†	37,471	172,367

Finance - Investment Banker/Broker — 2.5%
Lazard, Ltd., Class A	62,449	1,516,262
TD Ameritrade Holding Corp.†	109,382	1,298,364

		2,814,626

Human Resources — 2.1%
Hewitt Associates, Inc., Class A†	46,041	1,358,210
Robert Half International, Inc.	71,912	1,105,287

		2,463,497

Independent Power Producers — 1.2%
NRG Energy, Inc.†	73,475	1,388,678

Instruments - Scientific — 1.1%
Thermo Fisher Scientific, Inc.†	35,822	1,298,906

Internet Security — 1.5%
McAfee, Inc.†	61,936	1,731,111

Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	37,340	1,343,493

Medical Labs & Testing Services — 1.0%
Laboratory Corp. of America Holdings†	20,797	1,144,043

Medical Products — 1.0%
Zimmer Holdings, Inc.†	33,073	1,158,216

Medical - Biomedical/Gene — 2.4%
Genzyme Corp.†	21,797	1,328,091
United Therapeutics Corp.†	21,257	1,426,558

		2,754,649

Medical - HMO — 1.2%
Coventry Health Care, Inc.†	39,202	451,607
Humana, Inc.†	39,623	937,876

		1,389,483

Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	10,797	598,478

Metal - Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	12,558	382,014

Multimedia — 1.1%
The McGraw - Hill Cos., Inc.	64,668	1,275,900

AIG Retirement Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Non - Hazardous Waste Disposal — 2.9%
Republic Services, Inc.	111,967	$2,228,143
Waste Management, Inc.	41,895	1,131,165

		3,359,308

Oil & Gas Drilling — 1.0%
Transocean, Ltd.†	18,268	1,091,878

Oil Companies - Exploration & Production — 5.9%
Continental Resources, Inc.†	79,351	1,260,887
Denbury Resources, Inc.†	91,046	1,172,672
PetroHawk Energy Corp.†	71,534	1,217,509
Range Resources Corp.	42,556	1,513,717
Southwestern Energy Co.†	56,958	1,638,682

		6,803,467

Oil - Field Services — 1.0%
Core Laboratories NV	15,921	1,200,443

Pharmacy Services — 1.2%
Express Scripts, Inc.†	28,491	1,433,097

Private Corrections — 1.2%
Corrections Corp. of America†	132,692	1,409,189

Research & Development — 1.3%
Pharmaceutical Product Development, Inc.	63,092	1,513,577

Retail - Apparel/Shoe — 2.3%
Aeropostale, Inc.†	58,197	1,349,588
Guess?, Inc.	35,294	567,175
Urban Outfitters, Inc.†	40,631	676,100

		2,592,863

Retail - Auto Parts — 1.3%
O’Reilly Automotive, Inc.†	45,966	1,533,426

Retail - Automobile — 1.2%
Copart, Inc.†	51,794	1,399,474

Retail - Computer Equipment — 1.2%
GameStop Corp., Class A†	52,387	1,410,258

Retail - Consumer Electronics — 0.8%
Best Buy Co., Inc.	33,580	967,776

Retail - Discount — 1.1%
Dollar Tree, Inc.†	31,030	1,204,585

Retail - Drug Store — 1.1%
Shoppers Drug Mart Corp.	35,784	1,217,084

Retail - Perfume & Cosmetics — 0.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	91,075	510,020

Retail - Restaurants — 1.3%
Burger King Holdings, Inc.	66,782	1,435,145

Schools — 3.7%
Apollo Group, Inc., Class A†	22,629	1,640,603
DeVry, Inc.	16,696	867,357
ITT Educational Services, Inc.†	14,974	1,699,549

		4,207,509

Semiconductor Components - Integrated Circuits — 0.9%
Maxim Integrated Products, Inc.	82,374	996,725

Semiconductor Equipment — 0.8%
ASML Holding NV(1)	56,433	870,826

Steel - Producers — 0.4%
Nucor Corp.	15,214	511,951

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Telecom Services — 1.1%
Amdocs, Ltd.†	74,571	$1,249,064

Tools - Hand Held — 0.9%
The Stanley Works	38,170	1,021,429

Transactional Software — 1.4%
Solera Holdings, Inc.†	77,802	1,617,504

Transport - Truck — 3.3%
Con - way, Inc.	56,052	846,946
J.B. Hunt Transport Services, Inc.	53,869	1,097,850
Landstar System, Inc.	59,383	1,879,472

		3,824,268

Wireless Equipment — 2.3%
American Tower Corp., Class A†	70,663	2,057,707
Crown Castle International Corp.†	32,410	568,471

		2,626,178

Total Long - Term Investment Securities
(cost $151,386,997)		107,549,364

REPURCHASE AGREEMENT — 6.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $7,779,006 and collateralized by Federal Home Loan Mortgage Corp. Notes, bearing interest at 5.13% due 04/18/11 and having an approximate value of $8,018,479. (cost $7,779,000)	$7,779,000	7,779,000

TOTAL INVESTMENTS
(cost $159,165,997)(2)	100.2%	115,328,364
Liabilities in excess of other assets	(0.2)	(229,788)

NET ASSETS —	100.0%	$115,098,576

†	Non-income producing security
(1)	Security was valued using fair value procedures at February 28, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company II Mid Cap Value Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

Electric — Integrated	9.5%
Insurance — Reinsurance	5.5
Real Estate Investment Trusts	4.3
Oil Companies — Exploration & Production	3.3
Building — Residential/Commercial	3.2
Investment Management/Advisor Services	2.6
Diversified Manufacturing Operations	2.3
Gas — Distribution	2.3
Chemicals — Diversified	2.3
Electronic Parts Distribution	2.2
Containers — Paper/Plastic	2.1
Semiconductor Equipment	1.9
Medical — Wholesale Drug Distribution	1.8
Computer Services	1.8
Food — Misc.	1.7
Insurance — Property/Casualty	1.7
Airlines	1.7
Retail — Apparel/Shoe	1.6
Apparel Manufacturers	1.6
Banks — Commercial	1.5
Enterprise Software/Service	1.5
Containers — Metal/Glass	1.5
Insurance — Life/Health	1.5
Medical — Drugs	1.4
Medical Labs & Testing Services	1.4
Commercial Services	1.3
Finance — Investment Banker/Broker	1.2
Engineering/R&D Services	1.1
Medical — HMO	1.1
Internet Security	1.1
Food — Meat Products	1.1
Aerospace/Defense — Equipment	1.1
Transport — Truck	1.0
Distribution/Wholesale	1.0
Therapeutics	0.9
Insurance Brokers	0.9
Food — Dairy Products	0.9
Electronic Components — Misc.	0.9
Non-Hazardous Waste Disposal	0.9
Repurchase Agreements	0.9
Banks — Super Regional	0.8
Retail — Major Department Stores	0.8
Medical — Generic Drugs	0.8
Telephone — Integrated	0.8
Telecom Services	0.8
Agricultural Operations	0.8
Medical Products	0.8
Retail — Restaurants	0.7
Computers — Memory Devices	0.7
Electronic Connectors	0.7
Agricultural Chemicals	0.7
Tobacco	0.6
Time Deposits	0.6
Banks — Fiduciary	0.6
Diversified Operations	0.6
Auto/Truck Parts & Equipment — Original	0.5
Toys	0.5
Electronic Components — Semiconductors	0.5
Fisheries	0.5
Retail — Regional Department Stores	0.5
Retail — Auto Parts	0.5
Metal — Iron	0.5
Tools — Hand Held	0.4
Beverages — Non-alcoholic	0.4
Computer Graphics	0.4
Advertising Agencies	0.4
Food — Retail	0.4
Pipelines	0.4
Telecommunication Equipment	0.4

Coatings/Paint	0.4
Finance — Other Services	0.4
Home Decoration Products	0.4
Printing — Commercial	0.3
Food — Confectionery	0.3
Insurance — Multi-line	0.3
Chemicals — Specialty	0.3
Finance — Commercial	0.3
Metal — Diversified	0.3
Oil — Field Services	0.3
Savings & Loans/Thrifts	0.2
Cosmetics & Toiletries	0.2
Non-Ferrous Metals	0.2
Telecom Equipment — Fiber Optics	0.2
Cable/Satellite TV	0.2
Paper & Related Products	0.2
Finance — Credit Card	0.2
Steel — Producers	0.2
Auto — Cars/Light Trucks	0.2
Machinery — Farming	0.2
Oil & Gas Drilling	0.1
Rubber & Vinyl	0.1
Building Products — Cement	0.1
Television	0.1

100.4%

*	Calculated as a percentage of net assets

AIG Retirement Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 98.9%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	58,247	$1,399,675

Aerospace/Defense - Equipment — 1.1%
Alliant Techsystems, Inc.†	49,400	3,490,604

Agricultural Chemicals — 0.7%
Agrium, Inc.	61,500	2,138,970

Agricultural Operations — 0.8%
Bunge, Ltd.	19,577	917,770
Chaoda Modern Agriculture Holdings, Ltd.(1)	2,733,040	1,567,549

		2,485,319

Airlines — 1.7%
Delta Air Lines, Inc.†	944,924	4,752,968
Southwest Airlines Co.	119,460	703,619

		5,456,587

Apparel Manufacturers — 1.6%
VF Corp.	97,979	5,085,110

Auto - Cars/Light Trucks — 0.2%
Ford Motor Co.†	256,001	512,002

Auto/Truck Parts & Equipment - Original — 0.5%
Autoliv, Inc.	58,907	876,536
TRW Automotive Holdings Corp.†	331,000	830,810

		1,707,346

Banks - Commercial — 1.5%
M&T Bank Corp.	71,931	2,632,675
Marshall & Ilsley Corp.	42,944	196,684
Popular, Inc.	334,609	752,870
Regions Financial Corp.	58,473	199,978
Signature Bank†	2,100	52,521
TCF Financial Corp.	79,090	969,643
Zions Bancorporation	20,441	191,532

		4,995,903

Banks - Fiduciary — 0.6%
Northern Trust Corp.	33,219	1,845,315

Banks - Super Regional — 0.8%
Comerica, Inc.	156,591	2,350,431
Fifth Third Bancorp.	97,005	204,680
Huntington Bancshares, Inc.	110,021	160,631

		2,715,742

Beverages - Non-alcoholic — 0.4%
Pepsi Bottling Group, Inc.	77,505	1,433,843

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	4,658	356,616

Building - Residential/Commercial — 3.2%
D.R. Horton, Inc.	190,230	1,607,444
M.D.C Holdings, Inc.	190,600	4,808,838
Toll Brothers, Inc.†	246,526	3,907,437

		10,323,719

Cable/Satellite TV — 0.2%
Cablevision Systems Corp., Class A	55,701	723,556

Chemicals - Diversified — 2.3%
Celanese Corp., Class A	296,387	2,531,145
FMC Corp.	119,500	4,831,385

		7,362,530

Chemicals - Specialty — 0.3%
Albemarle Corp.	50,436	975,937

Security Description	Shares	Market Value (Note 2)

Coatings/Paint — 0.4%
The Sherwin-Williams Co.	28,281	$1,299,512

Commercial Services — 1.3%
PHH Corp.†	429,900	4,135,638

Computer Services — 1.8%
CACI International, Inc., Class A†	123,700	5,290,649
Computer Sciences Corp.†	13,514	469,476

		5,760,125

Computers - Memory Devices — 0.7%
NetApp, Inc.†	164,800	2,214,912

Containers - Metal/Glass — 1.5%
Greif, Inc., Class A	83,100	2,555,325
Owens-Illinois, Inc.†	146,300	2,255,946

		4,811,271

Containers - Paper/Plastic — 2.1%
Packaging Corp. of America	83,175	880,823
Pactiv Corp.†	228,837	3,622,490
Sonoco Products Co.	120,260	2,317,410

		6,820,723

Cosmetics & Toiletries — 0.2%
Alberto-Culver Co.	36,183	801,092

Distribution/Wholesale — 1.0%
Genuine Parts Co.	38,500	1,083,390
WW Grainger, Inc.	33,478	2,214,905

		3,298,295

Diversified Manufacturing Operations — 2.3%
Cooper Industries, Ltd., Class A	50,309	1,061,017
Dover Corp.	42,600	1,062,444
Illinois Tool Works, Inc.	45,796	1,273,129
Parker Hannifin Corp.	34,356	1,146,459
Pentair, Inc.	144,600	3,017,802

		7,560,851

Diversified Operations — 0.6%
First Pacific Co.(1)	4,852,000	1,813,441

Electric - Integrated — 9.5%
American Electric Power Co., Inc.	51,221	1,436,749
CMS Energy Corp.	210,411	2,327,146
Consolidated Edison, Inc.	26,000	941,460
Northeast Utilities	241,600	5,293,456
NV Energy, Inc.	467,200	4,330,944
PG&E Corp.	96,268	3,679,363
SCANA Corp.	52,053	1,568,357
TECO Energy, Inc.	148,200	1,421,238
Wisconsin Energy Corp.	199,851	7,958,067
Xcel Energy, Inc.	113,160	2,007,458

		30,964,238

Electronic Components - Misc. — 0.9%
Flextronics International, Ltd.†	685,962	1,413,082
Kingboard Laminates Holdings, Ltd.(1)	6,315,000	1,488,313

		2,901,395

Electronic Components - Semiconductors — 0.5%
National Semiconductor Corp.	149,773	1,632,526

Electronic Connectors — 0.7%
Amphenol Corp., Class A	84,218	2,140,822

Electronic Parts Distribution — 2.2%
Arrow Electronics, Inc.†	298,392	4,962,259
Avnet, Inc.†	120,846	2,087,010

		7,049,269

AIG Retirement Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Engineering/R&D Services — 1.1%
URS Corp.†	119,981	$3,709,813

Enterprise Software/Service — 1.5%
BMC Software, Inc.†	91,921	2,723,619
CA, Inc.	130,730	2,215,874

		4,939,493

Finance - Commercial — 0.3%
CIT Group, Inc.	390,414	956,514

Finance - Credit Card — 0.2%
Discover Financial Services	116,522	667,671

Finance - Investment Banker/Broker — 1.2%
TD Ameritrade Holding Corp.†	319,258	3,789,592

Finance - Other Services — 0.4%
Solar Cayman Ltd.†*(2)(3)(4)(6)	120,200	1,256,090

Fisheries — 0.5%
Marine Harvest†(1)	6,696,000	1,620,640

Food - Confectionery — 0.3%
The Hershey Co.	32,906	1,108,603

Food - Dairy Products — 0.9%
Dean Foods Co.†	144,500	2,955,025

Food - Meat Products — 1.1%
Marfrig Frigorificos e Comercio de Alimentos SA†	262,600	768,671
Perdigao SA	73,000	903,876
Smithfield Foods, Inc.†	237,901	1,867,523

		3,540,070

Food - Misc. — 1.7%
ConAgra Foods, Inc.	205,317	3,096,180
Corn Products International, Inc.	53,847	1,086,094
H.J. Heinz Co.	46,053	1,504,552

		5,686,826

Food - Retail — 0.4%
The Kroger Co.	67,185	1,388,714

Gas - Distribution — 2.3%
Sempra Energy	66,782	2,776,128
UGI Corp.	194,616	4,668,838

		7,444,966

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	205,639	1,161,860

Insurance Brokers — 0.9%
AON Corp.	78,904	3,017,289

Insurance - Life/Health — 1.5%
Lincoln National Corp.	23,628	202,964
StanCorp Financial Group, Inc.	33,441	601,604
Unum Group	389,246	3,962,524

		4,767,092

Insurance - Multi-line — 0.3%
HCC Insurance Holdings, Inc.	45,844	1,006,276

Insurance - Property/Casualty — 1.7%
Arch Capital Group, Ltd.†	30,772	1,661,688
Fidelity National Financial, Inc., Class A	101,500	1,681,855
First American Corp.	56,900	1,318,373
W.R. Berkley Corp.	44,133	918,408

		5,580,324

Insurance - Reinsurance — 5.5%
Everest Re Group, Ltd.	96,903	6,311,292
PartnerRe, Ltd.	73,626	4,557,450

Security Description	Shares	Market Value (Note 2)

Insurance - Reinsurance (continued)
Platinum Underwriters Holdings, Ltd.	117,255	$3,287,830
Reinsurance Group of America, Inc.	143,059	3,891,205

		18,047,777

Internet Security — 1.1%
McAfee, Inc.†	129,000	3,605,550

Investment Management/Advisor Services — 2.6%
Affiliated Managers Group, Inc.†	51,476	1,852,106
Ameriprise Financial, Inc.	242,189	3,860,493
Invesco, Ltd.	250,331	2,861,283

		8,573,882

Machinery - Farming — 0.2%
AGCO Corp.†	29,500	505,630

Medical Labs & Testing Services — 1.4%
Laboratory Corp. of America Holdings†	43,800	2,409,438
Quest Diagnostics, Inc.	44,544	2,041,452

		4,450,890

Medical Products — 0.8%
West Pharmaceutical Services, Inc.	79,600	2,443,720

Medical - Drugs — 1.4%
Endo Pharmaceuticals Holdings, Inc.†	107,312	2,036,782
Forest Laboratories, Inc.†	83,244	1,784,751
H. Lundbeck A/S(1)	31,572	665,789

		4,487,322

Medical - Generic Drugs — 0.8%
Impax Laboratories, Inc.†	424,915	2,549,490

Medical - HMO — 1.1%
CIGNA Corp.	201,700	3,178,792
Humana, Inc.†	21,900	518,373

		3,697,165

Medical - Wholesale Drug Distribution — 1.8%
AmerisourceBergen Corp.	188,287	5,979,995

Metal - Diversified — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	27,495	836,398

Metal - Iron — 0.5%
Cliffs Natural Resources, Inc.	95,000	1,465,850

Non-Ferrous Metals — 0.2%
Uranium One, Inc.†	516,600	783,712

Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	139,490	2,775,851

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.†	45,051	437,445

Oil Companies - Exploration & Production — 3.3%
Denbury Resources, Inc.†	58,742	756,597
EOG Resources, Inc.	27,833	1,392,763
Newfield Exploration Co.†	136,328	2,635,220
Noble Energy, Inc.	108,587	4,945,052
Plains Exploration & Production Co.†	55,785	1,067,725

		10,797,357

Oil - Field Services — 0.3%
SBM Offshore NV(1)	61,464	812,013

Paper & Related Products — 0.2%
MeadWestvaco Corp.	75,529	705,441

Pipelines — 0.4%
El Paso Corp.	204,845	1,382,704

AIG Retirement Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Printing - Commercial — 0.3%
R.R. Donnelley & Sons Co.	144,037	$1,122,048

Real Estate Investment Trusts — 4.3%
Annaly Capital Management, Inc.	268,800	3,736,320
Boston Properties, Inc.	35,108	1,302,156
Essex Property Trust, Inc.	22,507	1,224,381
Federal Realty Investment Trust	27,320	1,123,671
Kimco Realty Corp.	136,400	1,207,140
MFA Mtg. Investments, Inc.	425,500	2,442,370
Public Storage	26,819	1,487,918
Ventas, Inc.	42,080	907,666
Vornado Realty Trust	19,484	637,711

		14,069,333

Retail - Apparel/Shoe — 1.6%
American Eagle Outfitters, Inc.	312,300	3,048,048
The Gap, Inc.	198,496	2,141,772

		5,189,820

Retail - Auto Parts — 0.5%
Advance Auto Parts, Inc.	40,073	1,532,792

Retail - Major Department Stores — 0.8%
TJX Cos., Inc.	116,500	2,594,455

Retail - Regional Department Stores — 0.5%
Kohl’s Corp.†	45,979	1,615,702

Retail - Restaurants — 0.7%
Burger King Holdings, Inc.	112,458	2,416,722

Rubber & Vinyl — 0.1%
JSR Corp.(1)	34,200	399,717

Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp.	88,637	633,755
Beneficial Mutual Bancorp, Inc†	18,904	170,136

		803,891

Seismic Data Collection — 0.4%
Compagnie Generale de Geophysique-Veritas ADR†	129,900	1,427,601

Semiconductor Equipment — 1.9%
Teradyne, Inc.†	325,700	1,345,141
Varian Semiconductor Equipment Associates, Inc.†	271,350	4,952,138

		6,297,279

Steel - Producers — 0.2%
Nucor Corp.	15,724	529,113

Telecom Equipment - Fiber Optics — 0.2%
JDS Uniphase Corp.†	267,000	736,920

Telecom Services — 0.8%
Virgin Media, Inc.	529,700	2,531,966

Telecommunication Equipment — 0.4%
Harris Corp.	36,378	1,356,172

Telephone - Integrated — 0.8%
Windstream Corp.	339,607	2,533,468

Television — 0.1%
CBS Corp., Class B	73,696	314,682

Therapeutics — 0.9%
Theravance, Inc.†	218,071	3,039,910

Tobacco — 0.6%
Lorillard, Inc.	35,419	2,069,886

Tools - Hand Held — 0.4%
The Stanley Works	54,564	1,460,133

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Toys — 0.5%
Hasbro, Inc.	74,371	$1,702,352

Transport - Truck — 1.0%
Con-way, Inc.	96,600	1,459,626
Werner Enterprises, Inc.	142,244	1,937,363

		3,396,989

Total Long-Term Investment Securities
(cost $507,616,569)		322,288,885

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09 (cost $1,999,000)	$1,999,000	1,999,000

REPURCHASE AGREEMENT — 0.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $2,764,002 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $2,849,410 (cost $2,764,000)	2,764,000	2,764,000

TOTAL INVESTMENTS
(cost $512,379,569)(5)	100.4%	327,051,885
Liabilities in excess of other assets	(0.4)	(1,146,935)

NET ASSETS —	100.0%	$325,904,950

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $1,256,090 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 28, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 2
(3)	To the extent permitted by the Statement of Additional Information, the Mid Cap Value Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the Mid Cap Value Fund held the following restricted securities:

Name	Acqui sition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Solar Cayman Ltd. Common Stock	03/09/07	120,200	1,803,000	$1,256,090	$15.00	0.39%

(4)	Consists of more than one type of securities traded together as a unit.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $1,256,090 representing 0.4% of net assets.

ADR—American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	54.8%
Fixed Income Investment Companies	41.1
International Equity Investment Companies	4.4

100.3%

*	Calculated as a percentage of net assets

AIG Retirement Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES(1) — 100.3%
Domestic Equity Investment Companies — 54.8%
AIG Retirement Co. I Blue Chip Growth Fund	1,394,688	$8,005,511
AIG Retirement Co. I Global Real Estate Fund	787,765	3,686,740
AIG Retirement Co. I Mid Cap Index Fund	127,710	1,316,694
AIG Retirement Co. I Stock Index Fund	519,016	7,847,518
AIG Retirement Co. I Value Fund	1,040,119	5,793,464
AIG Retirement Co. II Capital Appreciation Fund	2,920,920	16,853,706
AIG Retirement Co. II Large Cap Value Fund	500,898	3,581,417
AIG Retirement Co. II Mid Cap Value Fund	826,653	6,952,152
AIG Retirement Co. II Small Cap Growth Fund†	219,098	1,369,363
AIG Retirement Co. II Small Cap Value Fund	317,754	2,106,712

Total Domestic Equity Investment Companies
(cost $72,296,692)		57,513,277

Fixed Income Investment Companies — 41.1%
AIG Retirement Co. I Government Securities Fund	1,583,992	16,853,672
AIG Retirement Co. II Core Bond Fund	2,505,145	22,120,434
AIG Retirement Co. II High Yield Bond Fund	793,487	4,213,418

Total Fixed Income Investment Companies
(cost $44,854,090)		43,187,524

International Equity Investment Companies — 4.4%
AIG Retirement Co. I International Equities Fund	1,108,795	4,213,420
AIG Retirement Co. II International Small Cap Equity Fund	54,367	421,341

Total International Equity Investment Companies
(cost $5,944,609)		4,634,761

Total Long-Term Investment Securities
(cost $123,095,391)		105,335,562

TOTAL INVESTMENTS
(cost $123,095,391)(2)	100.3%	105,335,562
Liabilities in excess of other assets	(0.3)	(298,951)

NET ASSETS —	100.0%	$105,036,611

†	Non-income producing security
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company II Money Market II Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

U.S. Government Agencies	64.7%
Diversified Financial Services	14.9
Foreign Bank	7.8
Money Center Banks	7.2
Super-Regional Banks-US	2.7
Commercial Banks — Canadian	2.7
U.S. Government Securities	1.3
Finance	1.3

102.6%

Weighted Average Days to Maturity	67.4

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

AIG Retirement Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 87.6%
Certificates of Deposit — 15.7%
Bank of America NA 2.25% due 05/11/09	$4,150,000	$4,150,000
Barclays Bank PLC 1.95% due 03/05/09	3,800,000	3,800,000
Barclays Bank PLC 2.22% due 06/18/09	4,000,000	4,000,000
BNP Paribas 2.04% due 03/09/09	3,800,000	3,800,000
Calyon 1.50% due 03/19/09	4,000,000	4,000,000
Calyon 2.13% due 01/19/10	4,000,000	4,001,381
Lloyds Bank PLC 2.05% due 03/02/09	3,900,000	3,900,000
Nordea Bank Finland 1.00% due 03/17/09	4,000,000	4,000,018
Royal Bank of Canada 1.05% due 04/16/09	4,100,000	4,100,531
Royal Bank of Canada 1.44% due 08/07/09	4,000,000	3,997,866
Royal Bank of Scotland 1.50% due 03/19/09	4,000,000	4,000,000
UBS AG 1.95% due 03/18/09	4,000,000	4,000,000

Total Certificates of Deposit
(amortized cost $47,749,796)		47,749,796

Commercial Paper — 4.0%
Bank of America Corp. 0.25% due 03/02/09	4,000,000	3,999,972
J.P. Morgan Chase & Co. 0.25% due 03/02/09	8,000,000	7,999,945

Total Commercial Paper
(amortized cost $11,999,917)		11,999,917

Corporate Bonds & Notes — 0.3%
JPMorgan Chase & Co. FDIC Guar. Notes 1.33% due 05/26/09(1) (amortized cost $1,000,000)	1,000,000	1,000,000

Medium Term Notes — 1.6%
General Electric Capital Corp. 1.36% due 08/31/09	4,000,000	3,963,352
J.P. Morgan Chase & Co. 0.53% due 06/26/09	1,000,000	996,467

Total Medium Term Notes
(amortized cost $4,959,819)		4,959,819

Security Description	Principal Amount	Market Value (Note 2)

U.S. Government Agencies — 64.7%
Federal Home Loan Bank
0.33% due 04/20/09	$1,059,000	$1,058,515
0.34% due 04/08/09	7,500,000	7,497,308
0.34% due 04/28/09	1,059,000	1,058,420
0.34% due 05/26/09	4,000,000	3,996,751
0.58% due 08/26/09	4,000,000	3,988,529
0.80% due 11/20/09	8,000,000	7,953,067
1.00% due 02/12/10	8,000,000	7,922,889
1.02% due 02/26/10	6,500,000	6,494,571
1.05% due 02/23/10	3,800,000	3,796,202
1.20% due 04/23/09	2,000,000	1,996,467
1.25% due 04/13/09(1)	11,600,000	11,600,000
1.32% due 05/11/09	4,100,000	4,089,326
1.45% due 05/01/09	4,100,000	4,089,927
1.50% due 07/17/09	3,200,000	3,181,600
1.70% due 05/18/09	4,200,000	4,184,530
1.80% due 05/13/09	4,100,000	4,085,035
2.03% due 04/23/09	4,100,000	4,103,988
2.12% due 03/03/09	4,100,000	4,099,517
2.20% due 04/01/09	3,200,000	3,199,763
2.30% due 04/30/09	4,100,000	4,084,283
2.51% due 05/07/09	4,000,000	3,999,018
2.65% due 03/16/09	4,100,000	4,095,473
3.00% due 04/20/09	4,100,000	4,082,917
3.00% due 04/21/09	4,100,000	4,082,575
3.00% due 04/22/09	4,100,000	4,082,233
3.00% due 04/23/09	4,100,000	4,081,892
3.00% due 04/24/09	4,100,000	4,081,550
3.00% due 04/29/09	4,100,000	4,079,842
3.10% due 04/15/09	4,100,000	4,084,112
Federal Home Loan Mtg. Corp.
0.68% due 09/30/09	11,000,000	10,955,743
1.09% due 02/04/10	6,000,000	6,000,000
1.25% due 04/12/09(1)	3,000,000	2,999,929
Federal National Mtg. Assoc.
0.30% due 03/26/09	3,500,000	3,499,271
1.00% due 04/20/09	8,200,000	8,188,611
1.05% due 05/01/09	4,100,000	4,092,705
1.17% due 02/12/10	8,985,000	8,964,534
1.18% due 05/05/09(1)	3,800,000	3,799,356
1.24% due 04/13/09(1)	15,000,000	14,998,974
1.55% due 09/02/09	4,000,000	3,968,139

Total U.S. Government Agencies
(amortized cost $196,617,562)		196,617,562

U.S. Government Treasuries — 1.3%
United States Treasury Bills 1.26% due 07/02/09 (amortized cost $4,082,349)	4,100,000	4,082,349

Total Short-Term Investment Securities — 87.6%
(amortized cost $266,409,443)		266,409,443

REPURCHASE AGREEMENT — 15.0%
UBS Securities LLC Joint Repurchase Agreement(2) (amortized cost $45,468,000)	45,468,000	45,468,000

TOTAL INVESTMENTS
(amortized cost $311,877,443)(3)	102.6%	311,877,443
Liabilities in excess of other assets	(2.6)	(7,916,626)

NET ASSETS —	100.0%	$303,960,817

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2009; maturity date reflects the next reset date.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company II Small Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	6.2%
Enterprise Software/Service	5.5
Oil Companies — Exploration & Production	5.0
Telecom Services	3.2
Applications Software	3.1
Schools	2.8
Insurance — Property/Casualty	2.7
Consulting Services	2.6
Transport — Truck	2.6
Footwear & Related Apparel	2.5
Medical Labs & Testing Services	2.4
Retail — Apparel/Shoe	2.3
Patient Monitoring Equipment	2.3
Educational Software	2.3
Retail — Restaurants	2.2
Distribution/Wholesale	2.2
Wireless Equipment	2.2
Diagnostic Kits	2.2
Medical Instruments	2.1
Non — Hazardous Waste Disposal	1.9
Internet Application Software	1.9
Therapeutics	1.7
Casino Services	1.7
Commercial Services — Finance	1.6
Computer Services	1.4
Electronic Components — Semiconductors	1.3
Medical — Drugs	1.3
Transport — Services	1.3
Decision Support Software	1.3
Physical Therapy/Rehabilitation Centers	1.2
Aerospace/Defense — Equipment	1.2
X-Ray Equipment	1.2
Networking Products	1.1
Semiconductor Equipment	1.1
Machinery — General Industrial	1.1
Building Products — Cement	1.1
Internet Financial Services	1.1
Medical — Outpatient/Home Medical	1.1
Power Converter/Supply Equipment	1.0
Private Corrections	1.0
Investment Management/Advisor Services	1.0
Insurance — Multi — line	1.0
Computers — Periphery Equipment	1.0
Finance — Investment Banker/Broker	0.9
Semiconductor Components — Integrated Circuits	0.9
Computer Aided Design	0.9
Electronic Measurement Instruments	0.9
Computers — Memory Devices	0.8
Time Deposits	0.8
Retail — Convenience Store	0.7
E-Marketing/Info	0.7
Entertainment Software	0.7
Savings & Loans/Thrifts	0.6
Batteries/Battery Systems	0.6
Diversified Manufacturing Operations	0.6
Oil — Field Services	0.5
Building & Construction Products — Misc.	0.5
Computers — Integrated Systems	0.5
Physicians Practice Management	0.4
Machinery — Pumps	0.4
Machinery — Construction & Mining	0.3
Apparel Manufacturers	0.3
Building Products — Air & Heating	0.3
Chemicals — Diversified	0.3
Energy — Alternate Sources	0.3

99.9%

*	Calculated as a percentage of net assets

AIG Retirement Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENT — February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 99.1%
Aerospace/Defense - Equipment — 1.2%
HEICO Corp.	13,550	$330,349

Apparel Manufacturers — 0.3%
Under Armour, Inc., Class A†	6,720	96,701

Applications Software — 3.1%
NetSuite, Inc.†	31,040	285,568
Nuance Communications, Inc.†	66,430	588,570

		874,138

Batteries/Battery Systems — 0.6%
EnerSys†	15,820	169,590

Building & Construction Products - Misc. — 0.5%
Simpson Manufacturing Co., Inc.	9,240	143,774

Building Products - Air & Heating — 0.3%
Lennox International, Inc.	3,700	95,830

Building Products - Cement — 1.1%
Eagle Materials, Inc.	16,460	313,892

Casino Services — 1.7%
Bally Technologies, Inc.†	25,750	478,950

Chemicals - Diversified — 0.3%
Innospec, Inc.	22,820	92,193

Commercial Services - Finance — 1.6%
Bankrate, Inc.†	12,100	269,830
Morningstar, Inc.†	6,500	181,350

		451,180

Computer Aided Design — 0.9%
ANSYS, Inc.†	12,890	259,991

Computer Services — 1.4%
Syntel, Inc.	19,820	403,139

Computers - Integrated Systems — 0.5%
Nci, Inc.†	5,100	138,720

Computers - Memory Devices — 0.8%
Data Domain, Inc.†	17,520	227,410

Computers - Periphery Equipment — 1.0%
Synaptics, Inc.†	12,910	267,883

Consulting Services — 2.6%
FTI Consulting, Inc.†	10,070	367,958
Watson Wyatt Worldwide, Inc., Class A	7,740	380,111

		748,069

Decision Support Software — 1.3%
MSCI, Inc., Class A†	22,730	358,225

Diagnostic Kits — 2.2%
Meridian Bioscience, Inc.	30,340	608,620

Distribution/Wholesale — 2.2%
Beacon Roofing Supply, Inc.†	13,600	149,192
LKQ Corp.†	34,820	470,070

		619,262

Diversified Manufacturing Operations — 0.6%
Carlisle Cos., Inc.	8,400	166,488

E - Marketing/Info — 0.7%
Digital River, Inc.†	8,290	198,297

Educational Software — 2.3%
Blackboard, Inc.†	23,200	636,608

Electronic Components - Semiconductors — 1.3%
Microsemi Corp.†	36,650	370,531

Security Description	Shares	Market Value (Note 2)

Electronic Measurement Instruments — 0.9%
FLIR Systems, Inc.†	12,460	$254,309

Energy - Alternate Sources — 0.3%
GT Solar International, Inc.†	20,270	86,553

Enterprise Software/Service — 5.5%
ManTech International Corp., Class A†	2,600	135,642
MedAssets, Inc.†	52,590	777,280
Omnicell, Inc.†	58,650	421,107
Taleo Corp., Class A†	23,900	215,100

		1,549,129

Entertainment Software — 0.7%
THQ, Inc.†	76,760	191,900

Finance - Investment Banker/Broker — 0.9%
Investment Technology Group, Inc.†	13,579	264,383

Footwear & Related Apparel — 2.5%
Deckers Outdoor Corp.†	4,200	173,334
Iconix Brand Group, Inc.†	65,470	530,307

		703,641

Insurance - Multi - line — 1.0%
HCC Insurance Holdings, Inc.	12,440	273,058

Insurance - Property/Casualty — 2.7%
ProAssurance Corp.†	9,590	458,306
Tower Group, Inc.	14,432	294,269

		752,575

Internet Application Software — 1.9%
Art Technology Group, Inc.†	149,970	326,935
DealerTrack Holdings, Inc.†	18,550	195,888

		522,823

Internet Financial Services — 1.1%
Thinkorswim Group, Inc.†	38,730	304,805

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	4,840	174,143
Calamos Asset Management, Inc., Class A	29,840	102,948

		277,091

Machinery - Construction & Mining — 0.3%
Bucyrus International, Inc.	7,830	97,249

Machinery - General Industrial — 1.1%
Wabtec Corp.	11,770	314,965

Machinery - Pumps — 0.4%
Graco, Inc.	7,140	121,237

Medical Instruments — 2.1%
Bruker BioSciences Corp.†	17,360	73,086
Thoratec Corp.†	22,940	523,949

		597,035

Medical Labs & Testing Services — 2.4%
Genoptix, Inc.†	8,070	244,682
ICON PLC ADR†	20,500	420,660

		665,342

Medical - Biomedical/Gene — 6.2%
Alexion Pharmaceuticals, Inc.†	5,600	191,520
Enzo Biochem, Inc.†	77,650	284,976
Exelixis, Inc.†	33,270	143,726
Halozyme Therapeutics, Inc.†	50,110	221,987
Illumina, Inc.†	9,380	293,876
Myriad Genetics, Inc.†	7,980	629,223

		1,765,308

AIG Retirement Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENT —February 28, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs — 1.3%
Medivation, Inc.†	10,400	$173,368
Sucampo Pharmaceuticals, Inc. Class A†	39,060	196,862

		370,230

Medical - Outpatient/Home Medical — 1.1%
Gentiva Health Services, Inc.†	17,077	295,944

Networking Products — 1.1%
Switch & Data Facilities Co., Inc.†	52,280	321,522

Non - Hazardous Waste Disposal — 1.9%
Waste Connections, Inc.†	22,480	535,923

Oil Companies - Exploration & Production — 5.0%
Cabot Oil & Gas Corp.	17,500	356,475
Comstock Resources, Inc.†	10,720	326,210
Concho Resources, Inc.†	20,110	401,194
Forest Oil Corp.†	12,460	176,683
Penn Virginia Corp.	11,580	160,383

		1,420,945

Oil - Field Services — 0.5%
Oceaneering International, Inc.†	4,650	147,731

Patient Monitoring Equipment — 2.3%
Insulet Corp.†	39,990	244,739
Masimo Corp.†	15,750	393,592

		638,331

Physical Therapy/Rehabilitation Centers — 1.2%
Psychiatric Solutions, Inc.†	20,200	342,188

Physicians Practice Management — 0.4%
Healthways, Inc.†	13,700	124,807

Power Converter/Supply Equipment — 1.0%
Energy Conversion Devices, Inc.†	6,000	131,580
Powell Industries, Inc.†	5,470	163,772

		295,352

Private Corrections — 1.0%
The Geo Group, Inc.†	23,690	280,016

Retail - Apparel/Shoe — 2.3%
AnnTaylor Stores Corp.†	26,100	171,738
DSW, Inc., Class A†	28,500	248,235
J Crew Group, Inc.†	19,600	220,696

		640,669

Retail - Convenience Store — 0.7%
Susser Holdings Corp.†	20,320	203,810

Retail - Restaurants — 2.2%
Chipotle Mexican Grill, Inc., Class A†	3,200	174,816
Jack in the Box, Inc.†	23,600	458,784

		633,600

Savings & Loans/Thrifts — 0.6%
WSFS Financial Corp.	7,950	175,616

Schools — 2.8%
Grand Canyon Education, Inc.†	12,680	215,813
K12 ,Inc.†	12,980	215,598
Lincoln Educational Services Corp.†	25,400	364,236

		795,647

Semiconductor Components - Integrated Circuits — 0.9%
Hitte Microwave Corp.†	9,570	263,941

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Semiconductor Equipment — 1.1%
Tessera Technologies, Inc.†	11,500	$124,200
Varian Semiconductor Equipment Associates, Inc.†	10,650	194,362

		318,562

Telecom Services — 3.2%
Cbeyond, Inc.†	25,940	373,795
Neutral Tandem, Inc.†	26,650	531,668

		905,463

Therapeutics — 1.7%
BioMarin Pharmaceutical, Inc.†	26,670	320,040
Theravance, Inc.†	12,450	173,553

		493,593

Transport - Services — 1.3%
Hub Group, Inc., Class A†	7,900	141,884
UTi Worldwide, Inc.	18,150	223,063

		364,947

Transport - Truck — 2.6%
Landstar System, Inc.	13,850	438,353
Old Dominion Freight Lines, Inc.†	13,460	293,293

		731,646

Wireless Equipment — 2.2%
ViaSat, Inc.†	33,380	610,854

X - Ray Equipment — 1.2%
Hologic, Inc.†	28,660	324,431

Total Long-Term Investment Securities
(cost $45,850,919)		28,027,011

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/02/09 (cost $219,000)	$219,000	219,000

TOTAL INVESTMENTS
(cost $46,069,919)(1)	99.9%	28,246,011
Other assets less liabilities	0.1	22,811

NET ASSETS —	100.0%	$28,268,822

†	Non - income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

Banks — Commercial	13.1%
Real Estate Investment Trusts	8.9
Repurchase Agreements	4.6
Gas — Distribution	4.2
Electric — Integrated	3.3
Diversified Manufacturing Operations	3.1
Consumer Products — Misc.	3.0
Insurance — Reinsurance	2.8
Insurance — Property/Casualty	2.6
Data Processing/Management	1.7
Commercial Services — Finance	1.6
Retail — Apparel/Shoe	1.5
Toys	1.5
Insurance — Life/Health	1.4
Distribution/Wholesale	1.3
Applications Software	1.2
Medical — HMO	1.2
Enterprise Software/Service	1.2
Engineering/R&D Services	1.1
Machinery — General Industrial	1.1
Airlines	1.1
Oil Companies — Exploration & Production	1.1
Retail — Discount	1.1
Food — Wholesale/Distribution	1.1
Savings & Loans/Thrifts	1.0
Telephone — Integrated	1.0
Chemicals — Specialty	1.0
Networking Products	0.9
Metal Processors & Fabrication	0.9
Aerospace/Defense — Equipment	0.9
Pharmacy Services	0.9
Semiconductor Equipment	0.9
Medical Products	0.9
Semiconductor Components — Integrated Circuits	0.9
Retail — Auto Parts	0.9
Computer Aided Design	0.9
Transport — Marine	0.8
Containers — Paper/Plastic	0.8
United States Treasury Notes	0.8
Agricultural Chemicals	0.7
Lasers — System/Components	0.7
Computers — Periphery Equipment	0.7
Finance — Consumer Loans	0.7
Investment Management/Advisor Services	0.6
Insurance — Multi — line	0.6
Cellular Telecom	0.6
Medical — Outpatient/Home Medical	0.6
Electronic Components — Semiconductors	0.6
Retail — Restaurants	0.6
Tobacco	0.5
Containers — Metal/Glass	0.5
Machinery — Farming	0.5
Medical — Biomedical/Gene	0.5
Office Furnishings — Original	0.5
Retail — Bookstores	0.5
Finance — Investment Banker/Broker	0.5
Oil Refining & Marketing	0.4
Circuit Boards	0.4
Industrial Automated/Robotic	0.4
Electronic Components — Misc.	0.4
Aerospace/Defense	0.4
Publishing — Books	0.4
Building Products — Air & Heating	0.4
Vitamins & Nutrition Products	0.4
Footwear & Related Apparel	0.4
Water	0.4
Food — Canned	0.4
Telecommunication Equipment	0.3
Internet Security	0.3

Office Supplies & Forms	0.3
Transport — Truck	0.3
Medical — Drugs	0.3
Finance — Leasing Companies	0.3
Auto/Truck Parts & Equipment — Original	0.3
Oil — Field Services	0.3
Paper & Related Products	0.3
Internet Infrastructure Software	0.3
Medical — Generic Drugs	0.3
Computers — Memory Devices	0.3
Oil Field Machinery & Equipment	0.3
Auto Repair Centers	0.3
Internet Infrastructure Equipment	0.3
Finance — Auto Loans	0.2
Therapeutics	0.2
Steel — Producers	0.2
Commercial Services	0.2
Chemicals — Diversified	0.2
Building & Construction Products — Misc.	0.2
Chemicals — Plastics	0.2
Retail — Consumer Electronics	0.2
Machinery — Pumps	0.2
Computer Services	0.2
Telecom Services	0.2
Apparel Manufacturers	0.2
Rubber/Plastic Products	0.2
Transport — Services	0.2
Funeral Services & Related Items	0.2
Insurance Brokers	0.2
Retail — Convenience Store	0.2
Building Products — Light Fixtures	0.2
Web Portals/ISP	0.2
Internet Application Software	0.2
Pipelines	0.1
Building Products — Doors & Windows	0.1
Multilevel Direct Selling	0.1
Wireless Equipment	0.1
Retail — Toy Stores	0.1
Retail — Hair Salons	0.1
Hotels/Motels	0.1
Transport — Air Freight	0.1
Finance — Mortgage Loan/Banker	0.1
Finance — Credit Card	0.1
Machinery — Material Handling	0.1
Television	0.1
Radio	0.1
Decision Support Software	0.1
Auto — Truck Trailers	0.1
Oil & Gas Drilling	0.1
Building — Residential/Commercial	0.1
Internet Financial Services	0.1
Home Furnishings	0.1

103.0%

*	Calculated as a percentage of net assets

AIG Retirement Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 97.6%
Aerospace/Defense — 0.4%
Cubic Corp.	29,200	$760,952

Aerospace/Defense - Equipment — 0.9%
Orbital Sciences Corp.†	132,400	1,873,460

Agricultural Chemicals — 0.7%
Terra Industries, Inc.	56,800	1,464,872

Airlines — 1.1%
Continental Airlines, Inc., Class B†	24,600	246,492
Hawaiian Holdings, Inc.†	39,400	124,898
Republic Airways Holdings, Inc.†	46,400	321,088
Skywest, Inc.	148,800	1,523,712
UAL Corp.†	9,900	48,609

		2,264,799

Apparel Manufacturers — 0.2%
Jones Apparel Group, Inc.	47,000	126,430
Maidenform Brands, Inc.†	31,100	271,503

		397,933

Applications Software — 1.2%
Compuware Corp.†	19,200	113,472
EPIQ Systems, Inc.†	124,700	2,103,689
Progress Software Corp.†	18,300	291,702

		2,508,863

Auto Repair Centers — 0.3%
Midas, Inc.†	69,200	508,620

Auto - Truck Trailers — 0.1%
Wabash National Corp.	70,800	145,140

Auto/Truck Parts & Equipment - Original — 0.3%
ArvinMeritor, Inc.	137,200	86,436
Autoliv, Inc.	13,200	196,416
Modine Manufacturing Co.	55,000	62,150
Superior Industries International, Inc.	24,000	244,560
Visteon Corp.†	91,100	10,021

		599,583

Banks - Commercial — 13.1%
1st Source Corp.	36,230	647,792
AMCORE Financial, Inc.	22,761	25,037
Bancfirst Corp.	29,800	1,039,722
Bank of Hawaii Corp.	61,200	1,960,848
Cardinal Financial Corp.	14,100	80,370
Cathay General Bancorp	55,700	541,404
Central Pacific Financial Corp.	28,900	114,733
Chemical Financial Corp.	26,700	510,504
City Holding Co.	65,400	1,714,788
Commerce Bancshares, Inc.	43,943	1,526,140
Community Bank Systems, Inc.	68,094	1,165,088
Community Trust Bancorp, Inc.	43,500	1,127,085
Corus Bankshares, Inc.	200	30
Cullen/Frost Bankers, Inc.	39,200	1,687,168
Financial Institutions, Inc.	14,800	48,840
First BanCorp Puerto Rico	64,600	268,736
First Citizens BancShares, Inc., Class A	3,300	353,133
First Community Bancshares, Inc.	15,600	183,300
First Financial Bancorp	44,600	342,974
First Financial Bankshares, Inc.	7,900	339,858
First Merchants Corp.	9,000	90,450
First South Bancorp, Inc.	8,600	51,772
FirstMerit Corp.	147,600	2,171,196
Fulton Financial Corp.	2,999	18,654
Guaranty Bancorp†	34,500	53,130
Heartland Financial USA, Inc.	20,300	229,593

Security Description	Shares	Market Value (Note 2)

Banks - Commercial (continued)
Heritage Commerce Corp.	9,200	$45,080
Lakeland Bancorp, Inc.	40,062	265,211
Lakeland Financial Corp.	12,300	214,635
Old National Bancorp	13,700	159,879
Old Second Bancorp, Inc.	8,500	51,765
Pacific Capital Bancorp	39,300	284,532
Provident Bankshares Corp.	42,700	254,065
Santander Bancorp	7,300	64,386
SCBT Financial Corp.	7,160	143,200
Sierra Bancorp	6,700	42,411
Simmons First National Corp., Class A	27,100	693,760
Southwest Bancorp, Inc.	19,100	187,180
Suffolk Bancorp	6,600	171,666
TCF Financial Corp.	148,900	1,825,514
Tompkins Trustco, Inc.	13,280	531,200
UMB Financial Corp.	73,300	2,780,269
Umpqua Holdings Corp.	38,200	324,700
W Holding Co., Inc.	2,710	20,975
Washington Trust Bancorp, Inc.	30,000	426,000
Westamerica Bancorp	20,900	833,283
Whitney Holding Corp.	76,150	841,458

		26,453,514

Building & Construction Products - Misc. — 0.2%
Gibraltar Industries, Inc.	49,300	323,408
NCI Building Systems, Inc.†	24,600	124,476

		447,884

Building & Construction - Misc. — 0.0%
Dycom Industries, Inc.†	16,100	74,382

Building Products - Air & Heating — 0.4%
Lennox International, Inc.	28,600	740,740

Building Products - Doors & Windows — 0.1%
Quanex Building Products	36,550	256,216

Building Products - Light Fixtures — 0.2%
LSI Industries, Inc.	90,100	317,152

Building - Residential/Commercial — 0.1%
Amrep Corp.†	6,000	111,600

Cellular Telecom — 0.6%
Centennial Communications Corp.†	145,600	1,198,288

Chemicals - Diversified — 0.2%
Innophos Holdings, Inc.	43,000	456,660

Chemicals - Plastics — 0.2%
Spartech Corp.	178,800	443,424

Chemicals - Specialty — 1.0%
H.B. Fuller Co.	132,700	1,512,780
Sensient Technologies Corp.	14,500	292,900
Zep, Inc.	27,550	217,920

		2,023,600

Circuit Boards — 0.4%
Park Electrochemical Corp.	54,600	857,766

Coal — 0.0%
Westmoreland Coal Co.†	6,000	35,700

Commercial Services — 0.2%
Alliance Data Systems Corp.†	2,800	82,880
PHH Corp.†	39,600	380,952

		463,832

AIG Retirement Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Commercial Services - Finance — 1.6%
Advance America Cash Advance Centers, Inc.	12,800	$13,056
Coinstar, Inc.†	41,400	1,082,196
Deluxe Corp.	132,100	1,019,812
Dollar Financial Corp.†	83,948	510,404
Global Cash Access Holdings, Inc.†	13,800	38,778
Jackson Hewitt Tax Service, Inc.	49,700	371,756
Net 1 UEPS Technologies, Inc.†	8,000	115,760

		3,151,762

Computer Aided Design — 0.9%
Aspen Technology, Inc.†	260,600	1,719,960

Computer Services — 0.2%
CIBER, Inc.†	107,100	277,389
COMSYS IT Partners, Inc.†	18,700	47,498
Unisys Corp.†	271,800	97,848

		422,735

Computers - Memory Devices — 0.3%
Hutchinson Technology, Inc.†	31,000	55,800
Imation Corp.	33,600	270,144
Quantum Corp.†	1,100	407
Silicon Storage Technology, Inc.†	145,200	211,992

		538,343

Computers - Periphery Equipment — 0.7%
Electronics for Imaging, Inc.†	157,700	1,403,530

Consumer Products - Misc. — 3.0%
American Greetings Corp., Class A	190,600	710,938
Blyth, Inc.	27,300	557,193
Central Garden and Pet Co. Class A†	48,400	361,548
Helen of Troy, Ltd.†	152,800	1,534,112
Jarden Corp.†	79,200	803,880
Prestige Brands Holdings, Inc.†	166,500	910,755
Tupperware Brands Corp.	76,700	1,087,606

		5,966,032

Containers - Metal/Glass — 0.5%
Silgan Holdings, Inc.	21,800	1,069,508

Containers - Paper/Plastic — 0.8%
Rock - Tenn Co., Class A	58,100	1,604,141

Data Processing/Management — 1.7%
Acxiom Corp.	132,000	1,092,960
CSG Systems International, Inc.†	158,600	2,144,272
Fair Isaac Corp.	25,100	274,845

		3,512,077

Decision Support Software — 0.1%
SPSS, Inc.†	6,500	163,215

Distribution/Wholesale — 1.3%
Tech Data Corp.†	38,400	663,936
United Stationers, Inc.†	26,100	567,153
WESCO International, Inc.†	88,200	1,464,120

		2,695,209

Diversified Manufacturing Operations — 3.1%
Acuity Brands, Inc.	55,400	1,269,768
GenTek, Inc.†	8,800	123,024
Leggett & Platt, Inc.	136,100	1,555,623
Teleflex, Inc.	31,600	1,501,000
Tredegar Corp.	113,700	1,898,790

		6,348,205

Security Description	Shares	Market Value (Note 2)

Electric - Integrated — 3.3%
Alliant Energy Corp.	4,600	$106,398
Avista Corp.	167,800	2,401,218
El Paso Electric Co.†	144,400	2,040,372
Great Plains Energy, Inc.	9,500	128,630
Northwestern Corp.	38,700	792,963
Unisource Energy Corp.	47,500	1,194,150

		6,663,731

Electronic Components - Misc. — 0.4%
Bel Fuse, Inc., Class B	12,542	117,519
Benchmark Electronics, Inc.†	51,600	504,132
CTS Corp.	40,600	127,890
Sanmina - SCI Corp.†	122,500	30,625
Stoneridge, Inc.†	22,300	40,586

		820,752

Electronic Components - Semiconductors — 0.6%
DSP Group, Inc.†	53,500	296,925
Fairchild Semiconductor International, Inc.†	71,400	249,900
Lattice Semiconductor Corp.†	149,400	192,726
MIPS Technologies, Inc.†	48,900	97,800
Semtech Corp.†	26,200	307,850
Zoran Corp.†	6,200	32,240

		1,177,441

Energy - Alternate Sources — 0.0%
Headwaters, Inc.†	26,300	52,074

Engineering/R&D Services — 1.1%
EMCOR Group, Inc.†	148,700	2,291,467

Enterprise Software/Service — 1.2%
JDA Software Group, Inc.†	34,100	330,770
MedAssets, Inc.†	17,100	252,738
MicroStrategy, Inc., Class A†	17,900	653,887
Sybase, Inc.†	43,200	1,174,176

		2,411,571

Finance - Auto Loans — 0.2%
AmeriCredit Corp.†	83,800	322,630
Credit Acceptance Corp.†	8,926	169,862

		492,492

Finance - Consumer Loans — 0.7%
World Acceptance Corp.†	92,900	1,361,914

Finance - Credit Card — 0.1%
CompuCredit Corp.†	87,900	184,590

Finance - Investment Banker/Broker — 0.5%
Investment Technology Group, Inc.†	41,500	808,005
Piper Jaffray Cos., Inc.†	9,800	215,502

		1,023,507

Finance - Leasing Companies — 0.3%
Financial Federal Corp.	31,900	606,100

Finance - Mortgage Loan/Banker — 0.1%
Federal Agricultural Mtg. Corp., Class C	55,300	197,421

Financial Guarantee Insurance — 0.0%
Ambac Financial Group, Inc.	80,000	47,200
PMI Group, Inc.	83,700	42,687

		89,887

Food - Canned — 0.4%
Del Monte Foods Co.	98,300	702,845

AIG Retirement Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Food - Wholesale/Distribution — 1.1%
Nash Finch Co.	62,500	$2,177,500

Footwear & Related Apparel — 0.4%
Timberland Co., Class A†	44,300	498,375
Wolverine World Wide, Inc.	14,600	221,336

		719,711

Funeral Services & Related Items — 0.2%
Stewart Enterprises, Inc., Class A	160,800	373,056

Gambling (Non - Hotel) — 0.0%
Isle of Capri Casinos, Inc.†	24,400	70,272

Gas - Distribution — 4.2%
CenterPoint Energy, Inc.	192,200	1,983,504
National Fuel Gas Co.	4,200	127,302
Nicor, Inc.	99,400	3,119,172
Piedmont Natural Gas, Inc.	20,600	497,284
South Jersey Industries, Inc.	18,300	659,898
Southwest Gas Corp.	34,700	676,303
UGI Corp.	5,500	131,945
Vectren Corp.	65,300	1,362,158

		8,557,566

Home Furnishings — 0.1%
Furniture Brands International, Inc.	68,800	93,568

Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	56,400	208,116

Industrial Automated/Robotic — 0.4%
Cognex Corp.	75,400	829,400

Insurance Brokers — 0.2%
Crawford & Co., Class B†	42,700	339,465

Insurance - Life/Health — 1.4%
American Equity Investment Life Holding Co.	153,200	588,288
Conseco, Inc.†	199,500	241,395
Delphi Financial Group, Inc., Class A	105,850	1,147,414
FBL Financial Group, Inc., Class A	11,200	33,936
Protective Life Corp.	49,200	185,976
StanCorp Financial Group, Inc.	31,300	563,087

		2,760,096

Insurance - Multi - line — 0.6%
Horace Mann Educators Corp.	160,500	1,234,245

Insurance - Property/Casualty — 2.6%
Arch Capital Group, Ltd.†	16,300	880,200
Harleysville Group, Inc.	81,900	2,437,344
Meadowbrook Insurance Group, Inc.	49,200	283,392
PMA Capital Corp., Class A†	39,200	201,488
ProAssurance Corp.†	28,200	1,347,678

		5,150,102

Insurance - Reinsurance — 2.8%
Aspen Insurance Holdings, Ltd.	85,500	1,863,045
Axis Capital Holdings, Ltd.	31,400	702,732
Platinum Underwriters Holdings, Ltd.	81,200	2,276,848
RenaissanceRe Holdings, Ltd.	15,800	711,474

		5,554,099

Internet Application Software — 0.2%
S1 Corp.†	22,500	128,250
Vignette Corp.†	25,900	171,199

		299,449

Internet Brokers — 0.1%
Thinkorswim Group, Inc.†	13,000	102,310

Security Description	Shares	Market Value (Note 2)

Internet Infrastructure Equipment — 0.3%
Avocent Corp.†	42,400	$507,952

Internet Infrastructure Software — 0.3%
TIBCO Software, Inc.†	114,400	552,552

Internet Security — 0.3%
SonicWALL, Inc.†	144,400	638,248

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	19,200	690,816
Federated Investors, Inc., Class B	19,500	367,770
Janus Capital Group, Inc.	32,600	143,766
Pzena Investment Management, Inc., Class A	18,400	36,064

		1,238,416

Lasers - System/Components — 0.7%
Coherent, Inc.†	95,200	1,456,560

Machinery - Farming — 0.5%
AGCO Corp.†	62,200	1,066,108

Machinery - General Industrial — 1.1%
Applied Industrial Technologies, Inc.	76,400	1,231,568
Wabtec Corp.	39,000	1,043,640

		2,275,208

Machinery - Material Handling — 0.1%
NACCO, Industries, Inc., Class A	8,500	176,800

Machinery - Pumps — 0.2%
Flowserve Corp.	6,500	328,055
Tecumseh Products Co., Class A†	19,000	100,700

		428,755

Medical Products — 0.9%
Invacare Corp.	115,200	1,847,808

Medical - Biomedical/Gene — 0.5%
Arena Pharmaceuticals, Inc.†	21,300	88,821
Enzo Biochem, Inc.†	87,500	321,125
InterMune, Inc.†	6,700	100,835
Protalix BioTherapeutics, Inc.†	34,600	79,580
Seattle Genetics, Inc.†	19,900	159,797
United Therapeutics Corp.†	4,600	308,706

		1,058,864

Medical - Drugs — 0.3%
Auxilium Pharmaceuticals, Inc.†	4,950	135,977
Bionovo, Inc.†	9,000	2,160
Pharmasset, Inc.†	5,800	55,390
PharMerica Corp.†	9,800	164,444
Rigel Pharmaceuticals, Inc.†	6,300	33,012
Uluru, Inc.†	13,300	2,660
Valeant Pharmaceuticals International†	5,200	90,480
ViroPharma, Inc.†	30,100	124,915

		609,038

Medical - Generic Drugs — 0.3%
Perrigo Co.	27,300	548,457

Medical - HMO — 1.2%
Magellan Health Services, Inc.†	73,900	2,450,524

Medical - Outpatient/Home Medical — 0.6%
Gentiva Health Services, Inc.†	68,700	1,190,571

Metal Processors & Fabrication — 0.9%
CIRCOR International, Inc.	8,900	197,847
Worthington Industries, Inc.	206,000	1,689,200

		1,887,047

AIG Retirement Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	25,600	$240,640

Networking Products — 0.9%
3Com Corp.†	355,400	785,434
Acme Packet, Inc.†	11,400	50,046
Black Box Corp.	53,800	1,067,392

		1,902,872

Office Furnishings - Original — 0.5%
HNI Corp.	57,100	560,151
Steelcase, Inc., Class A	122,700	494,481

		1,054,632

Office Supplies & Forms — 0.3%
The Standard Register Co.	130,300	630,652

Oil & Gas Drilling — 0.1%
Patterson - UTI Energy, Inc.	13,100	112,529

Oil Companies - Exploration & Production — 1.1%
Brigham Exploration Co.†	5,800	7,714
Endeavour International Corp.†	39,600	28,512
Energy Partners, Ltd.†	46,400	12,528
Mariner Energy, Inc.†	35,191	325,517
Meridian Resource Corp.†	77,500	15,500
PrimeEnergy Corp.†	500	15,125
Stone Energy Corp.†	80,400	318,384
Swift Energy Co.†	24,200	173,998
Vaalco Energy, Inc.†	223,300	1,272,810
W&T Offshore, Inc.	11,400	91,770

		2,261,858

Oil Field Machinery & Equipment — 0.3%
Dresser - Rand Group, Inc.†	24,500	514,745

Oil Refining & Marketing — 0.4%
Holly Corp.	37,900	883,449

Oil - Field Services — 0.3%
Helix Energy Solutions Group, Inc.†	78,000	242,580
Trico Marine Services, Inc.†	108,200	353,814

		596,394

Paper & Related Products — 0.3%
Buckeye Technologies, Inc.†	157,000	354,820
Neenah Paper, Inc.	41,400	217,350

		572,170

Pharmacy Services — 0.9%
Omnicare, Inc.	71,800	1,861,774

Pipelines — 0.1%
ONEOK, Inc.	11,900	265,846

Publishing - Books — 0.4%
John Wiley & Sons, Inc., Class A	23,800	747,082

Radio — 0.1%
Cumulus Media, Inc., Class A†	103,200	171,312

Real Estate Investment Trusts — 8.9%
Anworth Mortgage Asset Corp.	240,000	1,447,200
Apartment Investment & Management Co., Class A	95,203	496,959
Ashford Hospitality Trust, Inc.	145,300	145,300
Brandywine Realty Trust	17,846	84,233
DCT Industrial Trust, Inc.	248,700	726,204
DiamondRock Hospitality Co.	117,100	361,839
Dupont Fabros Technology, Inc.	26,400	140,448
Extra Space Storage, Inc.	48,100	301,587
Home Properties, Inc.	42,900	1,138,566

Security Description	Shares	Market Value (Note 2)

Real Estate Investment Trusts (continued)
Hospitality Properties Trust	75,900	$865,260
LaSalle Hotel Properties	38,700	205,884
Lexington Realty Trust	306,700	987,574
LTC Properties, Inc.	97,500	1,663,350
MFA Mtg. Investments, Inc.	356,700	2,047,458
Mission West Properties	89,400	632,058
Pennsylvania Real Estate Investment Trust	5,500	16,775
PS Business Parks, Inc.	64,200	2,208,480
Ramco - Gershenson Properties Trust	97,700	504,132
Senior Housing Properties Trust	116,600	1,471,492
Strategic Hotels & Resorts, Inc.	44,100	36,162
Sunstone Hotel Investors, Inc.	210,072	460,058
Taubman Centers, Inc.	48,800	763,720
Universal Health Realty Income Trust	41,500	1,295,215

		17,999,954

Retail - Apparel/Shoe — 1.5%
Cache, Inc.†	62,400	105,456
The Cato Corp., Class A	27,700	405,251
Charlotte Russe Holding, Inc.†	113,300	595,958
Charming Shoppes, Inc.†	278,300	194,810
Collective Brands, Inc.†	19,600	202,860
The Pacific Sunwear of California, Inc.†	179,500	253,095
The Finish Line, Inc., Class A	310,300	1,287,745

		3,045,175

Retail - Auto Parts — 0.9%
Advance Auto Parts, Inc.	46,100	1,763,325

Retail - Bookstores — 0.5%
Barnes & Noble, Inc.	57,500	1,031,550

Retail - Consumer Electronics — 0.2%
RadioShack Corp.	59,300	434,669

Retail - Convenience Store — 0.2%
The Pantry, Inc.†	21,600	333,936

Retail - Discount — 1.1%
Big Lots, Inc.†	143,000	2,217,930

Retail - Hair Salons — 0.1%
Regis Corp.	16,900	212,940

Retail - Restaurants — 0.6%
Denny’s Corp.†	253,500	405,600
Jack in the Box, Inc.†	24,900	484,056
O’Charley’s, Inc.	109,900	248,374

		1,138,030

Retail - Toy Stores — 0.1%
Build - A - Bear Workshop, Inc.†	63,200	228,784

Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	96,200	379,990

Savings & Loans/Thrifts — 1.0%
Astoria Financial Corp.	70,200	501,930
First Financial Holdings, Inc.	11,700	65,988
First Niagara Financial Group, Inc.	113,800	1,322,356
FirstFed Financial Corp.†	28,400	7,100
Waterstone Financial, Inc.†	10,400	23,816
WSFS Financial Corp.	8,300	183,347

		2,104,537

Semiconductor Components - Integrated Circuits — 0.9%
Cirrus Logic, Inc.†	332,500	1,180,375
Emulex Corp.†	66,200	348,212
Integrated Device Technology, Inc.†	70,700	316,736

		1,845,323

AIG Retirement Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Semiconductor Equipment — 0.9%
Axcelis Technologies, Inc.†	75,300	$23,945
Brooks Automation, Inc.†	67,100	287,188
Cohu, Inc.	42,100	356,587
Novellus Systems, Inc.†	56,800	724,200
Ultratech, Inc.†	42,100	462,258

		1,854,178

Steel - Producers — 0.2%
Reliance Steel & Aluminum Co.	19,500	463,905

Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.	16,285	157,476
RCN Corp.†	58,700	251,823

		409,299

Telecommunication Equipment — 0.3%
CommScope, Inc.†	52,200	466,146
Tellabs, Inc.†	48,200	183,160
UTStarcom, Inc.†	7,200	7,272

		656,578

Telephone - Integrated — 1.0%
CenturyTel, Inc.	33,800	889,954
Frontier Communications Corp.	161,056	1,159,603

		2,049,557

Television — 0.1%
Belo Corp., Class A	94,800	75,840
Sinclair Broadcast Group, Inc., Class A	89,900	100,688

		176,528

Therapeutics — 0.2%
Cypress Bioscience, Inc.†	19,300	162,892
Nabi Biopharmaceuticals†	26,600	100,282
Onyx Pharmaceuticals, Inc.†	7,200	215,928

		479,102

Tobacco — 0.5%
Alliance One International, Inc.†	314,600	1,088,516

Toys — 1.5%
Hasbro, Inc.	89,300	2,044,077
Jakks Pacific, Inc.†	78,200	990,794

		3,034,871

Transport - Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	14,400	203,616

Transport - Marine — 0.8%
Frontline, Ltd.	11,900	241,451
General Maritime Corp.	39,826	366,399
Horizon Lines, Inc. Class A	201,600	685,440
Overseas Shipholding Group, Inc.	12,100	311,212

		1,604,502

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Transport - Services — 0.2%
Pacer International, Inc.	127,400	$373,282

Transport - Truck — 0.3%
Arkansas Best Corp.	27,800	484,276
Saia, Inc.†	16,200	140,616

		624,892

Vitamins & Nutrition Products — 0.4%
NBTY, Inc.†	49,600	737,552

Water — 0.4%
American Water Works Co.	10,400	192,920
Aqua America, Inc.	7,800	143,520
California Water Service Group	9,700	380,822

		717,262

Web Portals/ISP — 0.2%
United Online, Inc.	64,400	300,104

Wire & Cable Products — 0.0%
Insteel Industries, Inc.	11,500	72,450

Wireless Equipment — 0.1%
InterDigital, Inc.†	7,900	232,102

Total Common Stock
(cost $356,076,797)		197,107,746

U.S. GOVERNMENT TREASURIES — 0.8%
United States Treasury Notes — 0.8%
3.13% due 11/30/09(1) (cost $1,539,201)	$1,505,000	1,531,985

Total Long-Term Investment Securities
(cost $357,615,998)		198,639,731

REPURCHASE AGREEMENT — 4.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $9,350,008 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.38%, due 03/05/10 and having an approximate value of $9,631,338 (cost $9,350,000)	9,350,000	9,350,000

TOTAL INVESTMENTS
(cost $366,965,998)(2)	103.0%	207,989,731
Liabilities in excess of other assets	(3.0)	(6,025,493)

NET ASSETS —	100.0%	$201,964,238

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2009	Unrealized Appreciation (Depreciation)
119 Long	Russell 2000 Mini Index	March 2009	$4,898,032	$4,623,150	$(274,882)

See Notes to Financial Statements

AIG Retirement Company II Socially Responsible Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

Medical — Drugs	7.2%
Oil Companies — Exploration & Production	4.7
Food — Misc.	4.2
Medical — Biomedical/Gene	3.9
Computers	3.8
Commercial Paper	3.7
Applications Software	3.0
Multimedia	2.8
Wireless Equipment	2.7
Diversified Banking Institutions	2.6
Beverages — Non-alcoholic	2.5
Networking Products	2.3
Medical Instruments	2.2
Commercial Services — Finance	2.1
Retail — Restaurants	2.1
Oil — Field Services	2.0
Electric — Integrated	2.0
Insurance — Property/Casualty	1.9
Retail — Drug Store	1.8
Consumer Products — Misc.	1.8
Web Portals/ISP	1.8
Oil Companies — Integrated	1.7
Enterprise Software/Service	1.7
Cosmetics & Toiletries	1.7
Industrial Gases	1.7
Diversified Manufacturing Operations	1.7
Transport — Rail	1.5
Pipelines	1.4
Retail — Discount	1.3
Banks — Fiduciary	1.2
Banks — Super Regional	1.2
Medical — HMO	1.1
Telephone — Integrated	1.0
U.S. Government Treasuries	0.8
Athletic Footwear	0.7
Pharmacy Services	0.7
Retail — Building Products	0.7
Telecom Services	0.7
Medical Products	0.7
Metal Processors & Fabrication	0.7
Insurance — Multi-line	0.7
Finance — Credit Card	0.6
Food — Wholesale/Distribution	0.6
Cable/Satellite TV	0.6
Semiconductor Equipment	0.5
Investment Management/Advisor Services	0.5
Computers — Memory Devices	0.5
Auto — Heavy Duty Trucks	0.5
Independent Power Producers	0.5
Banks — Commercial	0.5
Food — Retail	0.5
Machinery — Construction & Mining	0.5
Transport — Services	0.5
Repurchase Agreements	0.4
Chemicals — Specialty	0.4
Medical — Generic Drugs	0.4
Oil & Gas Drilling	0.4
Computer Services	0.4
Distribution/Wholesale	0.4
Finance — Investment Banker/Broker	0.4
Agricultural Operations	0.3
Machinery — Farming	0.3
E-Commerce/Products	0.3
Insurance Brokers	0.3
Coatings/Paint	0.3
Engineering/R&D Services	0.3
Retail — Office Supplies	0.3
Schools	0.3
Retail — Major Department Stores	0.3

Retail — Regional Department Stores	0.3
Real Estate Investment Trusts	0.3
Containers — Metal/Glass	0.2
Hazardous Waste Disposal	0.2
Finance — Other Services	0.2
Office Automation & Equipment	0.2
Metal — Copper	0.2
Insurance — Life/Health	0.2
Electric — Generation	0.2
Semiconductor Components — Integrated Circuits	0.2
Water	0.2
E-Commerce/Services	0.2
Oil Field Machinery & Equipment	0.2
Agricultural Chemicals	0.2
Medical — Wholesale Drug Distribution	0.2
Oil Refining & Marketing	0.1
Retail — Consumer Electronics	0.1
Advertising Agencies	0.1
Retail — Apparel/Shoe	0.1
Engines — Internal Combustion	0.1
Medical Labs & Testing Services	0.1
Internet Security	0.1
Data Processing/Management	0.1
Printing — Commercial	0.1
Airlines	0.1

100.0%

*	Calculated as a percentage of net assets

AIG Retirement Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK — 95.1%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	21,611	$519,312

Agricultural Chemicals — 0.2%
The Mosaic Co.	21,595	929,665

Agricultural Operations — 0.3%
Archer - Daniels - Midland Co.	61,868	1,649,401

Airlines — 0.1%
Southwest Airlines Co.	41,825	246,349

Applications Software — 3.0%
Microsoft Corp.	883,595	14,270,059

Athletic Footwear — 0.7%
NIKE, Inc., Class B	86,030	3,572,826

Auto - Heavy Duty Trucks — 0.5%
PACCAR, Inc.	96,674	2,423,617

Banks - Commercial — 0.5%
BB&T Corp.	144,743	2,334,705

Banks - Fiduciary — 1.2%
Northern Trust Corp.	18,627	1,034,730
State Street Corp.	41,246	1,042,286
The Bank of New York Mellon Corp.	159,415	3,534,231

		5,611,247

Banks - Super Regional — 1.2%
Capital One Financial Corp.	48,997	590,414
PNC Financial Services Group, Inc.	51,437	1,406,288
SunTrust Banks, Inc.	22,812	274,428
US Bancorp	228,016	3,262,909

		5,534,039

Beverages - Non - alcoholic — 2.5%
The Coca - Cola Co.	292,851	11,962,963

Cable/Satellite TV — 0.6%
The DIRECTV Group, Inc.†	85,306	1,701,002
Time Warner Cable, Inc., Class A	61,902	1,128,473

		2,829,475

Chemicals - Specialty — 0.4%
Ecolab, Inc.	48,999	1,557,188
Sigma - Aldrich Corp.	12,939	461,922

		2,019,110

Coatings/Paint — 0.3%
The Sherwin - Williams Co.	31,405	1,443,060

Commercial Services - Finance — 2.1%
Automatic Data Processing, Inc.	139,664	4,769,526
H&R Block, Inc.	31,274	597,334
Mastercard, Inc., Class A	7,533	1,190,440
Paychex, Inc.	43,989	970,397
The Western Union Co.	76,394	852,557
Visa, Inc., Class A	34,206	1,939,822

		10,320,076

Computer Services — 0.4%
Accenture, Ltd., Class A	61,945	1,808,175

Computers — 3.8%
Apple, Inc.†	81,700	7,296,627
Dell, Inc.†	152,221	1,298,445
Hewlett - Packard Co.	326,975	9,492,084

		18,087,156

Security Description	Shares	Market Value (Note 2)

Computers - Memory Devices — 0.5%
EMC Corp.†	240,322	$2,523,381
Seagate Technology†(2)(3)(4)	510	0

		2,523,381

Consumer Products - Misc. — 1.8%
Clorox Co.	29,642	1,440,601
Kimberly - Clark Corp.	153,913	7,250,842

		8,691,443

Containers - Metal/Glass — 0.2%
Ball Corp.	29,658	1,194,921

Cosmetics & Toiletries — 1.7%
Colgate - Palmolive Co.	138,371	8,327,167

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	4,341	321,104

Distribution/Wholesale — 0.4%
Genuine Parts Co.	20,796	585,199
WW Grainger, Inc.	18,219	1,205,369

		1,790,568

Diversified Banking Institutions — 2.6%
Bank of America Corp	634,397	2,505,868
Citigroup, Inc.	580,636	870,954
JPMorgan Chase & Co.	402,875	9,205,694

		12,582,516

Diversified Manufacturing Operations — 1.7%
Cooper Industries, Ltd., Class A	56,613	1,193,968
Danaher Corp.	130,130	6,605,399
Harsco Corp.	18,560	383,450

		8,182,817

E - Commerce/Products — 0.3%
Amazon.com, Inc.†	24,392	1,580,358

E - Commerce/Services — 0.2%
eBay, Inc.†	88,306	959,886

Electric - Generation — 0.2%
The AES Corp.†	161,789	1,019,271

Electric - Integrated — 2.0%
Allegheny Energy, Inc.	105,761	2,500,190
DPL, Inc.	113,932	2,290,033
OGE Energy Corp.	42,696	935,897
Pepco Holdings, Inc.	236,455	3,546,825
TECO Energy, Inc.	35,090	336,513

		9,609,458

Engineering/R&D Services — 0.3%
Fluor Corp.	25,096	834,442
Jacobs Engineering Group, Inc.†	17,613	594,263

		1,428,705

Engines - Internal Combustion — 0.1%
Cummins, Inc.	22,804	474,323

Enterprise Software/Service — 1.7%
Oracle Corp.†	538,298	8,365,151

Finance - Credit Card — 0.6%
American Express Co.	251,429	3,032,234

Finance - Investment Banker/Broker — 0.4%
The Charles Schwab Corp.	133,981	1,702,898

Finance - Other Services — 0.2%
CME Group, Inc.	6,022	1,098,413

AIG Retirement Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Food - Misc. — 4.2%
ConAgra Foods, Inc.	37,825	$570,401
General Mills, Inc.	80,134	4,205,432
H.J. Heinz Co.	92,027	3,006,522
Kellogg Co.	91,214	3,550,049
Kraft Foods, Inc., Class A	350,150	7,976,417
Sara Lee Corp.	147,886	1,140,201

		20,449,022

Food - Retail — 0.5%
Safeway, Inc.	125,116	2,314,646

Food - Wholesale/Distribution — 0.6%
Sysco Corp.	137,892	2,964,678

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	24,607	1,180,644

Independent Power Producers — 0.5%
Calpine Corp.†	33,124	186,488
Mirant Corp.†	82,859	1,013,366
NRG Energy, Inc.†	61,188	1,156,453

		2,356,307

Industrial Gases — 1.7%
Air Products & Chemicals, Inc.	68,443	3,165,489
Praxair, Inc.	89,293	5,067,377

		8,232,866

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	88,004	1,577,912

Insurance - Life/Health — 0.2%
AFLAC, Inc.	24,935	417,911
Prudential Financial, Inc.	37,986	623,350

		1,041,261

Insurance - Multi - line — 0.7%
ACE, Ltd.	23,970	875,145
Allstate Corp.	54,769	921,762
MetLife, Inc.	76,062	1,404,104

		3,201,011

Insurance - Property/Casualty — 1.9%
Chubb Corp.	79,088	3,087,596
The Travelers Cos., Inc.	166,702	6,026,277

		9,113,873

Internet Security — 0.1%
Symantec Corp.†	24,154	334,050

Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	2,946	285,202
Franklin Resources, Inc.	32,299	1,479,294
T. Rowe Price Group, Inc.	33,847	769,681

		2,534,177

Machinery - Construction & Mining — 0.5%
Caterpillar, Inc.	89,324	2,198,264

Machinery - Farming — 0.3%
Deere & Co.	58,508	1,608,385

Medical Instruments — 2.2%
Boston Scientific Corp.†	188,229	1,321,367
Medtronic, Inc.	245,327	7,259,226
St. Jude Medical, Inc.†	60,748	2,014,404

		10,594,997

Security Description	Shares	Market Value (Note 2)

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	7,982	$365,815

Medical Products — 0.7%
Stryker Corp.	74,686	2,514,678
Zimmer Holdings, Inc.†	21,352	747,747

		3,262,425

Medical - Biomedical/Gene — 3.9%
Amgen, Inc.†	148,115	7,247,267
Biogen Idec, Inc.†	11,722	539,681
Celgene Corp.†	21,729	971,938
Genentech, Inc.†	64,611	5,527,471
Gilead Sciences, Inc.†	96,178	4,308,774

		18,595,131

Medical - Drugs — 7.2%
Allergan, Inc.	79,819	3,092,188
Bristol - Myers Squibb Co.	421,215	7,754,568
Eli Lilly & Co.	242,781	7,132,906
Forest Laboratories, Inc.†	111,260	2,385,415
King Pharmaceuticals, Inc.†	41,295	303,105
Merck & Co., Inc.	364,575	8,822,715
Schering - Plough Corp.	295,911	5,145,892

		34,636,789

Medical - Generic Drugs — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	14,219	633,883
Watson Pharmaceuticals, Inc.†	43,985	1,243,456

		1,877,339

Medical - HMO — 1.1%
Aetna, Inc.	20,630	492,438
UnitedHealth Group, Inc.	129,632	2,547,269
WellPoint, Inc.†	70,087	2,377,351

		5,417,058

Medical - Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	25,975	842,889

Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	58,531	3,244,373

Metal - Copper — 0.2%
Southern Copper Corp.	77,090	1,056,904

Multimedia — 2.8%
Liberty Media Corp. - Entertainment, Series A†	15,525	268,893
News Corp., Class A	324,806	1,805,921
The Walt Disney Co.	384,761	6,452,442
Time Warner, Inc.	572,589	4,368,854
Viacom, Inc., Class B†	42,099	647,904

		13,544,014

Networking Products — 2.3%
Cisco Systems, Inc.†	758,339	11,048,999

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	56,254	1,085,140

Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.	9,389	588,127
Noble Corp.	19,354	475,915
Transocean, Ltd.†	13,388	800,201

		1,864,243

Oil Companies - Exploration & Production — 4.7%
Apache Corp.	110,133	6,507,759
Chesapeake Energy Corp.	56,947	890,651

AIG Retirement Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares	Market Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Devon Energy Corp.	151,536	$6,617,577
EOG Resources, Inc.	72,497	3,627,750
EQT Corp.	13,451	413,618
Noble Energy, Inc.	32,819	1,494,577
Questar Corp.	53,678	1,547,537
Southwestern Energy Co.†	59,486	1,711,412

		22,810,881

Oil Companies - Integrated — 1.7%
Hess Corp.	73,785	4,035,302
Murphy Oil Corp.	104,248	4,358,609

		8,393,911

Oil Field Machinery & Equipment — 0.2%
National - Oilwell Varco, Inc.†	35,499	948,888

Oil Refining & Marketing — 0.1%
Tesoro Corp.	44,469	656,362

Oil - Field Services — 2.0%
Halliburton Co.	128,281	2,092,263
Schlumberger, Ltd.	200,528	7,632,096

		9,724,359

Pharmacy Services — 0.7%
Express Scripts, Inc.†	25,997	1,307,649
Medco Health Solutions, Inc.†	55,558	2,254,544

		3,562,193

Pipelines — 1.4%
El Paso Corp.	204,304	1,379,052
Spectra Energy Corp.	296,517	3,854,721
Williams Cos., Inc.	136,168	1,538,698

		6,772,471

Printing - Commercial — 0.1%
R.R. Donnelley & Sons Co.	32,681	254,585

Real Estate Investment Trusts — 0.3%
Annaly Capital Management, Inc.	31,997	444,759
Public Storage	10,461	580,376
Simon Property Group, Inc.	6,312	208,927

		1,234,062

Retail - Apparel/Shoe — 0.1%
The Gap, Inc.	46,919	506,256

Retail - Building Products — 0.7%
Lowe’s Cos., Inc.	216,793	3,434,001

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	20,014	576,803

Retail - Discount — 1.3%
Costco Wholesale Corp.	89,504	3,789,599
Target Corp.	93,282	2,640,814

		6,430,413

Retail - Drug Store — 1.8%
CVS Caremark Corp.	179,560	4,621,874
Walgreen Co.	175,309	4,182,873

		8,804,747

Retail - Major Department Stores — 0.3%
TJX Cos., Inc.	62,908	1,400,961

Retail - Office Supplies — 0.3%
Staples, Inc.	88,790	1,416,200

Retail - Regional Department Stores — 0.3%
Kohl’s Corp.†	37,910	1,332,157

Security Description	Shares/ Principal Amount	Market Value (Note 2)

Retail - Restaurants — 2.1%
McDonald’s Corp.	191,200	$9,990,200

Schools — 0.3%
Apollo Group, Inc., Class A†	19,346	1,402,585

Semiconductor Components - Integrated Circuits — 0.2%
Analog Devices, Inc.	54,589	1,017,539

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	283,417	2,610,271

Telecom Services — 0.7%
Embarq Corp.	94,321	3,298,405

Telephone - Integrated — 1.0%
CenturyTel, Inc.	72,707	1,914,375
Frontier Communications Corp.	107,284	772,445
Qwest Communications International, Inc.	233,214	790,595
Sprint Nextel Corp.†	243,679	801,704
Telephone and Data Systems, Inc.	8,364	246,738
Windstream Corp.	52,945	394,970

		4,920,827

Transport - Rail — 1.5%
CSX Corp.	132,810	3,277,751
Norfolk Southern Corp.	126,920	4,025,902

		7,303,653

Transport - Services — 0.5%
C.H. Robinson Worldwide, Inc.	37,456	1,549,929
Expeditors International of Washington, Inc.	22,111	609,158

		2,159,087

Water — 0.2%
American Water Works Co.	52,420	972,391

Web Portals/ISP — 1.8%
Google, Inc., Class A†	21,891	7,398,939
Yahoo!, Inc.†	96,581	1,277,767

		8,676,706

Wireless Equipment — 2.7%
American Tower Corp., Class A†	93,076	2,710,373
QUALCOMM, Inc.	301,348	10,074,064

		12,784,437

Total Long-Term Investment Securities
(cost $692,349,095)		458,384,412

SHORT-TERM INVESTMENT SECURITIES — 4.5%
Commercial Paper — 3.7%
Erste Finance LLC	$18,000,000	17,999,855

U.S. Government Treasuries — 0.8%
United States Treasury Bills
0.03% due 05/28/09(1)	2,200,000	2,199,850
0.08% due 06/04/09(1)	400,000	399,920
0.09% due 06/04/09(1)	1,000,000	999,765

		3,599,535

Total Short-Term Investment Securities
(cost $21,599,390)		21,599,390

REPURCHASE AGREEMENTS — 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $2,042,002 and collateralized by United States Treasury Bills, bearing interest at 0.24%, due 05/14/09 and having an approximate value of $2,103,948 (cost $2,042,000)	2,042,000	2,042,000

TOTAL INVESTMENTS
(cost $715,990,485)(5)	100.0%	482,025,802
Liabilities in excess of other assets	(0.0)	(130,017)

NET ASSETS —	100.0%	$481,895,785

AIG Retirement Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Fair valued security; see Note 2
(3)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	To the extent permitted by the Statement of Additional Information, the Socially Responsible Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the Socially Responsible Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology Common Stock	11/22/2000	510	$0.00	$0.00	$0.00	0.00%

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2009	Unrealized Appreciation (Depreciation)
127 Long	S & P 500 Index	March 2009	$28,237,290	$23,310,850	$(4,926,440)

See Notes to Financial Statements

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited)

Industry Allocation*

Sovereign	16.3%
Federal Home Loan Mtg. Corp.	9.8
Federal National Mtg. Assoc.	7.4
United States Treasury Notes	5.1
Cable/Satellite TV	3.7
Oil Companies — Exploration & Production	3.6
Repurchase Agreements	3.5
Telephone — Integrated	3.3
Electric — Integrated	3.2
Diversified Financial Services	2.6
Medical — Hospitals	2.6
Diversified Banking Institutions	2.3
Pipelines	1.8
United States Treasury Bonds	1.5
Medical Products	1.4
Electric — Generation	1.3
Satellite Telecom	1.2
Government National Mtg. Assoc.	1.1
Telecom Services	1.0
Medical — Drugs	1.0
Special Purpose Entities	1.0
Cellular Telecom	0.9
Chemicals — Specialty	0.7
Banks — Commercial	0.7
Oil Companies — Integrated	0.7
Diversified Manufacturing Operations	0.6
Transport — Air Freight	0.6
Theaters	0.6
Airlines	0.6
Medical — HMO	0.6
Casino Hotels	0.6
Independent Power Producers	0.6
Containers — Metal/Glass	0.6
Oil — Field Services	0.5
Physicians Practice Management	0.5
Computer Services	0.5
Steel — Producers	0.5
Food — Retail	0.5
Transport — Rail	0.5
Electronic Components — Semiconductors	0.4
Energy — Alternate Sources	0.4
Finance — Auto Loans	0.4
Commercial Paper	0.4
Paper & Related Products	0.4
Electronics — Military	0.3
Casino Services	0.3
Advertising Services	0.3
Banks — Super Regional	0.3
Beverages — Non-alcoholic	0.3
Television	0.3
Multimedia	0.3
Brewery	0.3
Retail — Petroleum Products	0.3
Agricultural Chemicals	0.3
Food — Meat Products	0.3
Decision Support Software	0.3
Finance — Investment Banker/Broker	0.3
Food — Misc.	0.2
Hotels/Motels	0.2
Broadcast Services/Program	0.2
Human Resources	0.2
Retail — Restaurants	0.2
Building & Construction Products — Misc.	0.2
Real Estate Investment Trusts	0.2
Gambling (Non-Hotel)	0.2
Medical Labs & Testing Services	0.2
Schools	0.2
Transport — Services	0.2
Consumer Products — Misc.	0.2

Funeral Services & Related Items	0.2
Chemicals — Diversified	0.2
Insurance Brokers	0.2
Federal Home Loan Bank	0.2
Storage/Warehousing	0.2
Distribution/Wholesale	0.2
Applications Software	0.1
Insurance — Multi-line	0.1
Direct Marketing	0.1
Printing — Commercial	0.1
Machinery — Construction & Mining	0.1
Office Automation & Equipment	0.1
Insurance — Life/Health	0.1
Seismic Data Collection	0.1
Finance — Mortgage Loan/Banker	0.1
Metal — Aluminum	0.1
Metal — Copper	0.1
Medical — Generic Drugs	0.1
Vitamins & Nutrition Products	0.1
Rental Auto/Equipment	0.1
Aerospace/Defense — Equipment	0.1
Computers — Memory Devices	0.1
Insurance — Reinsurance	0.1
Networking Products	0.1
Cosmetics & Toiletries	0.1
Non — Hazardous Waste Disposal	0.1
Diversified Operations	0.1
Insurance — Property/Casualty	0.1
Medical Information Systems	0.1
Publishing — Periodicals	0.1
Research & Development	0.1
Savings & Loans/Thrifts	0.1
Mining	0.1
Medical — Wholesale Drug Distribution	0.1
Investment Management/Advisor Services	0.1
Auto — Cars/Light Trucks	0.1
Retail — Drug Store	0.1
Transport — Marine	0.1
Specified Purpose Acquisitions	0.1
Medical — Biomedical/Gene	0.1
Finance — Commercial	0.1
Optical Supplies	0.1
Leisure Products	0.1

98.7%

Credit Quality†#

Government — Agency	19.3%
Government — Treasury	7.1
AAA	7.0
AA	3.2
A	7.5
BBB	12.9
BB	15.4
B	16.1
CCC	6.9
CC	0.2
C	1.6
Below C	0.1
Not Rated@	2.7

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2009 (Unaudited) — (continued)

Country Allocation*

United States	77.8%
Brazil	2.2
Canada	1.9
Japan	1.8
Norway	1.7
Mexico	1.4
Russia	1.4
Australia	1.2
Bermuda	1.1
United Kingdom	1.1
Turkey	1.1
Philippines	0.9
Sweden	0.8
Colombia	0.5
Germany	0.5
Ireland	0.4
Luxembourg	0.4
Venezuela	0.5
Indonesia	0.4
Cayman Islands	0.4
Uruguay	0.3
Netherlands	0.3
Peru	0.3
Panama	0.1
France	0.1
Greece	0.1

98.7%

*	Calculated as a percentage of net assets

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited)

Security Description	Principal Amount(13)	Market Value (Note 2)

ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(1)	$108,000	$40,786
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.93% due 07/25/37(2)(3)	596,970	541,498
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.10% due 12/10/49(1)(2)	180,000	65,927
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(1)	270,000	237,081
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.67% due 02/05/19*(1)(4)	550,000	396,998
CS First Boston Mtg. Securities Corp. Series 2002-CKN2, Class A3 6.13% due 04/15/37(1)	800,000	767,993
Goldman Sachs Mtg. Securities Trust Series 2007-GG10, Class A4 5.80% due 08/10/45(1)(2)	2,900,000	1,677,225
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	310,000	112,145
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(1)	155,000	149,704
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(5)	250,000	150,000
Swift Master Auto Receivables Trust Series 2007-2, Class A 1.11% due 10/15/12(4)	975,707	663,755
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(3)	181,823	119,264

Total Asset Backed Securities
(cost $7,263,830)		4,922,376

CONVERTIBLE BONDS & NOTES — 0.1%
Drug Delivery Systems — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	50,000	32,438

Electronic Components - Semiconductors — 0.0%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16†*(10)(23)	315,000	3,150

Optical Supplies — 0.1%
Advanced Medical Optics, Inc. Senior Sub. Notes 2.50% due 07/15/24	140,000	138,950

Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(5)(6)(7)(8)	140,000	21,000

Total Convertible Bonds & Notes
(cost $565,790)		195,538

CORPORATE BONDS & NOTES — 45.0%
Advertising Services — 0.3%
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	495,000	461,588

Security Description	Principal Amount(13)	Market Value (Note 2)

Advertising Services (continued)
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	$40,000	$36,800
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(12)	378,000	343,980

		842,368

Aerospace/Defense — 0.0%
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	505,000	66,913

Aerospace/Defense - Equipment — 0.1%
Goodrich Corp. Senior Notes 6.13% due 03/01/19	110,000	105,518
United Technologies Corp. Senior Notes 6.13% due 02/01/19	110,000	116,721

		222,239

Agricultural Chemicals — 0.3%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	375,000	348,750
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	385,000	350,350

		699,100

Airlines — 0.6%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	595,000	440,300
American Airlines, Inc. Pass Through Certs. Series 1997-C1, Class X 7.86% due 04/01/13	455,000	393,575
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	253,333	221,667
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	32,739	26,028
Delta Air Lines, Inc. Pass Thru Certs. Series 2001-1, Class A2 7.11% due 09/18/11	350,000	304,500
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	85,000	77,775
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	75,892	58,626
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	15,712	14,847

		1,537,318

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	$385,000	$335,913

Auto - Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	1,220,000	170,800

Auto/Truck Parts & Equipment - Original — 0.0%
Lear Corp. Series B Company Guar. Notes 5.75% due 08/01/14	55,000	10,450
Lear Corp. Senior Notes 8.75% due 12/01/16	215,000	36,550

		47,000

Auto/Truck Parts & Equipment - Replacement — 0.0%
Exide Corp. Notes 10.00% due 04/15/05†(5)(7)	150,000	0

Banks - Commercial — 0.4%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	45,000	42,904
Independence Community Bank Corp. Sub. Notes 3.59% due 06/20/13(4)	48,000	38,678
KeyBank NA Sub. Notes 5.45% due 03/03/16	132,000	108,272
KeyBank NA Sub. Notes 7.41% due 10/15/27	52,000	46,552
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	83,000	76,778
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	164,000	148,582
Sovereign Bank Sub. Notes 8.75% due 05/30/18	195,000	168,342
Swiss Bank Corp. NY Sub. Notes 7.75% due 09/01/26	228,000	184,808
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	100,000	89,457
Westpac Capital Trust IV Jr. Sub. Notes 5.26% due 03/31/16*(4)(9)	172,000	77,018

		981,391

Banks - Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. Notes 3.00% due 06/15/37(4)	230,000	89,403

Banks - Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	85,000	61,629
JP Morgan Chase Bank NA Sub. Notes 6.00% due 07/05/17	515,000	487,800

Security Description	Principal Amount(13)	Market Value (Note 2)

Banks - Super Regional (continued)
Wachovia Corp. Senior Sub. Notes 4.88% due 02/15/14	$47,000	$42,011
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	133,000	130,258

		721,698

Beverages - Non - alcoholic — 0.3%
Bottling Group LLC Senior Notes 5.13% due 01/15/19	206,000	205,123
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	240,000	234,760
PepsiCo, Inc. Senior Notes 3.75% due 03/01/14	367,000	368,475

		808,358

Brewery — 0.1%
Anheuser - Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	255,000	247,237

Broadcast Services/Program — 0.2%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	512,000	436,480
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	255,000	89,569

		526,049

Building & Construction Products - Misc. — 0.2%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	585,000	482,625
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	100,000	85,000

		567,625

Building Products-Wood — 0.0%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15†(10)(23)	415,000	10,375

Cable/Satellite TV — 3.7%
CCH I LLC/CCH I Capital Corp. Senior Notes 11.00% due 10/01/15†(10)(23)	248,000	18,600
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10(22)	861,000	693,105
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10(22)	344,000	275,200
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*(22)	35,000	27,125
CCO Holdings LLC Senior Notes 8.75% due 11/15/13(22)	1,005,000	783,900
Charter Communications Operating LLC Senior Notes 8.38% due 04/30/14*(22)	790,000	679,400

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*(22)	$730,000	$675,250
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	508,000	481,720
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	83,000	69,561
COX Communications, Inc. Senior Notes 9.38% due 01/15/19*	276,000	291,040
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	2,070,000	2,049,300
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	275,000	279,812
CSC Holdings, Inc. Debentures 8.13% due 08/15/09	450,000	457,875
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	75,000	69,750
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16	2,145,000	2,059,200
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	130,000	125,072
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 02/14/14	234,000	243,701

		9,279,611

Casino Hotels — 0.6%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(7)(11)	362,426	299,001
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(5)(7)	250,000	225,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,110,000	460,650
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	15,000	5,850
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	745,000	502,875

		1,493,376

Casino Services — 0.3%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	805,000	418,600
Snoqualmie Entertainment Authority Senior Sec. Notes 5.38% due 02/01/14*(4)	185,000	99,900
Snoqualmie Entertainment Authority Senior Notes 9.13% due 02/01/15*	620,000	334,800

		853,300

Security Description	Principal Amount(13)	Market Value (Note 2)

Cellular Telecom — 0.8%
Centennial Communications Corp. Senior Notes 7.19% due 01/01/13(4)	$291,000	$289,545
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	875,000	904,531
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	457,000	488,424
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	112,000	52,640
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	432,000	429,489

		2,164,629

Chemicals - Diversified — 0.2%
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	120,000	115,878
Huntsman LLC Senior Notes 11.63% due 10/15/10	325,000	321,750

		437,628

Chemicals - Plastics — 0.0%
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	505,000	65,650

Chemicals - Specialty — 0.7%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	440,000	205,700
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,185,000	562,875
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	760,000	634,600
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	275,000	104,500
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	1,235,000	259,350
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(10)(20)	940,000	101,050

		1,868,075

Computer Services — 0.5%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	670,000	348,400
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	300,000	316,694
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	681,000	578,850

		1,243,944

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Computers — 0.0%
Hewlett - Packard Co. Senior Notes 4.75% due 06/02/14	$120,000	$119,388

Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	50,000	49,375

Consumer Products - Misc. — 0.2%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	493,000	394,400
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	75,000	70,312

		464,712

Containers - Metal/Glass — 0.5%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	140,000	116,200
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	455,000	408,362
Owens - Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	745,000	752,450

		1,277,012

Containers - Paper/Plastic — 0.0%
Jefferson Smurfit Corp. Senior Notes 8.25% due 10/01/12†(10)(20)	310,000	24,800

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Notes 4.70% due 02/15/19	210,000	205,265

Decision Support Software — 0.3%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	1,045,000	660,963

Direct Marketing — 0.1%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	601,000	330,550

Distribution/Wholesale — 0.2%
KAR Holdings, Inc. Company Guar. Notes 5.17% due 05/01/14(4)	275,000	99,000
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	660,000	293,700

		392,700

Diversified Banking Institutions — 2.3%
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	278,000	192,282
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	49,000	37,503
Citigroup, Inc. Senior Notes 4.13% due 02/22/10	245,000	229,240

Security Description	Principal Amount(13)	Market Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 4.63% due 08/03/10	$130,000	$119,298
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	365,000	251,299
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	180,000	159,667
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	217,000	196,495
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	72,000	47,363
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	500,000	451,679
GMAC LLC Company Guar. Notes 6.00% due 12/15/11*	712,000	417,161
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	854,000	555,952
GMAC LLC Company Guar. Notes 7.75% due 01/19/10*	1,400,000	1,120,098
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	162,000	130,108
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	160,000	145,906
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	180,000	176,346
Morgan Stanley Sub. Notes 4.75% due 04/01/14	130,000	109,006
Morgan Stanley Senior Notes 5.38% due 10/15/15	153,000	133,489
Morgan Stanley Senior Notes 5.45% due 01/09/17	126,000	108,725
Morgan Stanley Senior Notes 6.00% due 04/28/15	650,000	591,122
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	288,000	257,568
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	132,000	127,643
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	210,000	187,713
The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	122,000	97,227
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	207,000	147,184

		5,990,074

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.3%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	$253,000	$234,837
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	53,000	12,164
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	300,000	292,722
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	162,000	115,167
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	270,000	218,495

		873,385

Diversified Manufacturing Operations — 0.3%
Danaher Corp. Senior Notes 5.40% due 03/01/19	230,000	228,425
General Electric Co. Senior Notes 5.25% due 12/06/17	300,000	276,113
Harland Clarke Holdings Corp. Notes 5.98% due 05/15/15(4)	125,000	43,125
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	445,000	200,250
Honeywell International, Inc. Senior Notes 5.00% due 02/15/19	88,000	85,382

		833,295

Electric - Generation — 1.3%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	220,000	168,335
Edison Mission Energy Senior Notes 7.20% due 05/15/19	265,000	220,613
Edison Mission Energy Senior Notes 7.63% due 05/15/27	370,000	277,500
Edison Mission Energy Senior Notes 7.75% due 06/15/16	235,000	213,850
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	256,750	225,940
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	464,187	450,841
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series C 9.68% due 07/02/26	300,000	270,000
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	379,150	352,386
The AES Corp. Senior Notes 8.00% due 10/15/17	715,000	607,750

Security Description	Principal Amount(13)	Market Value (Note 2)

Electric - Generation (continued)
The AES Corp. Senior Notes 8.00% due 06/01/20*	$225,000	$186,750
The AES Corp. Sec. Notes 8.75% due 05/15/13*	382,000	370,540

		3,344,505

Electric - Integrated — 3.0%
Alabama Power Co. Senior Notes 6.00% due 03/01/39	290,000	287,805
Arizona Public Service Co. Senior Notes 8.75% due 03/01/19	115,000	113,552
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	208,000	214,726
Central Illinois Light Co. Senior Sec. Notes 8.88% due 12/15/13	130,000	136,325
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	174,000	147,856
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(4)	115,000	67,850
Dominion Resources, Inc. Senior Notes 8.88% due 01/15/19	115,000	131,547
DTE Energy Co. Senior Notes 6.38% due 04/15/33	280,000	193,087
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17	225,000	128,250
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	210,000	203,256
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	340,000	306,847
Mackinaw Power LLC Senior Sec. Notes 6.30% due 10/31/23*	191,214	176,122
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	1,025,000	989,125
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	605,000	471,900
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	237,050	227,568
Nevada Power Co. Notes 7.13% due 03/15/19	230,000	224,096
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	286,000	210,676
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	100,000	99,015
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	345,000	336,837

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	$331,000	$301,224
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	40,000	41,577
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	210,000	203,220
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	457,000	403,160
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(6)(7)	725,000	0
Texas Competitive Electric Holdings Co., LLC Series A Company Guar. Notes 10.25% due 11/01/15	2,480,000	1,252,400
Texas Competitive Electric Holdings Co., LLC Series B Company Guar. Notes 10.25% due 11/01/15	515,000	260,075
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(8)	540,000	259,200
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	240,000	235,851

		7,623,147

Electronic Components - Misc. — 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	75,000	30,000

Electronic Components - Semiconductors — 0.4%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	760,000	315,400
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	510,000	300,900
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(8)	235,000	15,275
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	180,000	121,526
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13†*(4)(10)(23)	1,665,000	389,194
Spansion LLC Senior Notes 11.25% due 01/15/16†*(10)(23)	120,000	2,850

		1,145,145

Electronics - Military — 0.3%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	795,000	763,200
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	150,000	141,750

		904,950

Security Description	Principal Amount(13)	Market Value (Note 2)

Energy - Alternate Sources — 0.0%
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12†(10)(20)	$50,000	$35,000

Finance - Auto Loans — 0.4%
Ford Motor Credit Co. LLC Notes 7.38% due 02/01/11	1,625,000	969,902
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	145,000	96,632

		1,066,534

Finance - Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	260,000	153,638

Finance - Credit Card — 0.0%
FIA Card Services NA Senior Notes 7.13% due 11/15/12*	114,000	109,314

Finance - Investment Banker/Broker — 0.3%
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(4)(9)(10)(20)	101,000	10
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(10)(20)	97,000	12,610
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)(20)	111,000	11
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)(20)	143,000	14
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(10)(20)	112,000	14,560
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	130,000	107,296
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	143,000	101,065
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	160,000	103,505
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(4)	44,000	28,743
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	292,000	276,891

		644,705

Finance - Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	304,000	278,593

Food - Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	150,000	96,750
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14*	125,000	117,813

		214,563

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Food - Misc. — 0.2%
General Mills, Inc. Senior Notes 5.65% due 02/15/19	$210,000	$209,824
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	208,000	222,020
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	221,000	219,730

		651,574

Food - Retail — 0.5%
Kroger Co. Company Guar. Notes 7.50% due 01/15/14	135,000	149,034
SUPERVALU, Inc. Notes 7.88% due 08/01/09	955,000	952,612

		1,101,646

Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 7.00% due 06/15/17	230,000	209,300
Service Corp. International Debentures 7.88% due 02/01/13	250,000	243,125

		452,425

Gambling (Non - Hotel) — 0.2%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	710,000	355,000
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13†*(10)(20)	410,000	36,900
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	217,000	151,900

		543,800

Gas - Distribution — 0.0%
MXEnergy Holdings, Inc. Senior Notes 9.13% due 08/01/11(4)	245,000	78,400

Health Care Cost Containment — 0.0%
McKesson Corp. Notes 6.50% due 02/15/14	120,000	122,580

Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(12)	45,000	450

Hotels/Motels — 0.2%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	715,000	454,025
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	265,000	175,563

		629,588

Human Resources — 0.2%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	680,000	579,700

Security Description	Principal Amount(13)	Market Value (Note 2)

Independent Power Producers — 0.6%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	$1,040,000	$959,400
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	255,000	261,694
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	310,000	225,525

		1,446,619

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	65,000	63,203
USI Holdings Corp. Senior Notes 5.11% due 11/15/14*(4)	130,000	61,750
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	690,000	305,325

		430,278

Insurance - Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	28,000	25,760
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	141,000	127,046
Monumental Global Funding II Notes 5.65% due 07/14/11*	60,000	60,532
Pricoa Global Funding I Notes 5.30% due 09/27/13*	100,000	91,638

		304,976

Insurance - Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	156,000	84,522

Insurance - Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(4)	150,000	79,500

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	216,000	198,719

Insurance - Reinsurance — 0.1%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	255,000	216,838

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	184,000	171,680

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 7.90% due 12/15/18	299,000	312,597

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	$615,000	$193,725

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 5.00% due 03/01/14*	248,000	250,816
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*	243,000	259,476

		510,292

Medical Products — 1.2%
Baxter International, Inc. Senior Notes 4.00% due 03/01/14	122,000	122,046
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	400,000	424,202
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	200,000	152,000
Johnson & Johnson Notes 5.95% due 08/15/37	321,000	345,032
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	135,000	135,000
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(8)	1,155,000	1,007,737
Universal Hospital Services, Inc. Senior Sec. Notes 5.94% due 06/01/15(4)	515,000	365,650
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(8)	615,000	535,050

		3,086,717

Medical - Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 6.40% due 02/01/39	166,000	160,408

Medical - Drugs — 0.5%
Abbott Laboratories Senior Notes 6.00% due 04/01/39	261,000	261,014
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	425,000	416,500
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16	180,000	164,250
Wyeth Bonds 5.50% due 02/01/14	478,000	503,119

		1,344,883

Medical - HMO — 0.6%
Humana, Inc. Senior Bonds 8.15% due 06/15/38	290,000	236,384
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,070,000	866,700
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	145,000	146,347

Security Description	Principal Amount(13)	Market Value (Note 2)

Medical - HMO (continued)
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	$87,000	$87,011
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	240,000	194,790

		1,531,232

Medical - Hospitals — 2.6%
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	100,000	100,500
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,570,000	1,485,612
HCA, Inc. Senior Notes 6.25% due 02/15/13	490,000	382,200
HCA, Inc. Senior Notes 7.88% due 02/01/11	475,000	467,875
HCA, Inc. Senior Notes 8.75% due 09/01/10	280,000	278,600
HCA, Inc. Senior Notes 9.13% due 11/15/14	260,000	243,750
HCA, Inc. Senior Notes 9.25% due 11/15/16	1,045,000	956,175
HCA, Inc. Senior Notes 9.63% due 11/15/16(8)	1,230,000	1,027,050
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	1,075,000	830,438
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	980,000	940,800

		6,713,000

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	189,000	180,052

Metal - Aluminum — 0.1%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	386,000	253,025
Noranda Aluminum Holding Corp. Senior Notes 8.35% due 11/15/14(4)(8)	150,000	22,500

		275,525

Metal - Copper — 0.1%
Freeport - McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	190,000	169,100

Mining — 0.1%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 05/15/15(4)(8)	755,000	181,200

Multimedia — 0.3%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	100,000	38,375

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	$383,000	$335,562
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	128,000	122,492
Viacom, Inc. Senior Notes 6.25% due 04/30/16	210,000	178,568

		674,997

Networking Products — 0.1%
Cisco Systems, Inc. Notes 5.90% due 02/15/39	228,000	212,308

Non - Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(5)(7)(17)(19)	75,000	0

Non - Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	121,000	121,735
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	52,000	51,687
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	40,000	31,600

		205,022

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	219,000	211,770
Xerox Corp. Senior Notes 6.35% due 05/15/18	115,000	96,600

		308,370

Oil Companies - Exploration & Production — 3.1%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	400,000	318,000
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	105,000	73,500
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	940,000	493,500
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	260,000	61,100
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	925,000	719,187
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,110,000	907,425
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	275,000	223,438
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	325,000	302,250
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	265,000	77,513

Security Description	Principal Amount(13)	Market Value (Note 2)

Oil Companies - Exploration & Production (continued)
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	$645,000	$499,875
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	260,000	205,400
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	490,000	129,850
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	605,000	483,244
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	495,000	378,675
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	200,000	159,000
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	325,000	276,250
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	250,000	228,750
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	160,000	105,600
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	600,000	489,000
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	185,000	129,500
Sabine Pass LNG LP Senior Notes 7.50% due 11/30/16	1,955,000	1,314,737
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10†(10)(23)	195,000	11,700
Woodside Finance, Ltd. Company Guar. Notes 8.75% due 03/01/19*	240,000	234,666

		7,822,160

Oil Companies - Integrated — 0.6%
Chevron Corp. Senior Notes 3.95% due 03/03/14	240,000	241,593
ConocoPhillips Notes 6.50% due 02/01/39	375,000	363,459
Hess Corp. Senior Notes 7.13% due 03/15/33	145,000	125,633
Hess Corp. Senior Bonds 7.88% due 10/01/29	160,000	151,376
Hess Corp. Senior Notes 8.13% due 02/15/19	158,000	161,045
Marathon Oil Corp. Senior Notes 7.50% due 02/15/19	120,000	116,569
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	290,000	290,289

		1,449,964

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	$121,000	$117,497

Oil - Field Services — 0.3%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	440,000	193,600
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	525,000	294,000
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	290,000	188,500
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	74,035	75,323
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	135,000	93,202

		844,625

Paper & Related Products — 0.4%
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	310,000	158,100
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	425,000	395,250
Georgia - Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	130,000	119,275
International Paper Co. Notes 7.95% due 06/15/18	260,000	205,108
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	335,000	46,900

		924,633

Physicians Practice Management — 0.5%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	1,370,000	1,263,825

Pipelines — 1.7%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	460,000	466,251
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	175,000	136,500
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,035,000	877,162
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	110,000	106,642
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,375,000	1,031,250
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	300,000	265,146
El Paso Corp. Senior Notes 12.00% due 12/12/13	100,000	106,000

Security Description	Principal Amount(13)	Market Value (Note 2)

Pipelines (continued)
MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	$220,000	$154,550
MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	300,000	216,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
Senior Notes 8.75% due 04/15/18	200,000	142,000
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	475,000	156,750
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	168,000	116,448
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	198,000	166,240
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	365,000	341,275

		4,282,214

Printing - Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	805,000	287,788

Publishing - Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	146,000	18,980

Publishing - Periodicals — 0.1%
Dex Media West LLC Senior Notes 8.50% due 08/15/10	40,000	18,800
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16(22)	2,135,000	32,025
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*(24)	426,000	59,640
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	955,000	81,175

		191,640

Real Estate Investment Trusts — 0.2%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	540,000	507,600
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	80,000	58,552

		566,152

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(10)(20)	1,625,000	4,875

Rental Auto/Equipment — 0.1%
Rental Service Corp. Notes 9.50% due 12/01/14	420,000	224,700

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Research & Development — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	$625,000	$187,500

Retail - Drug Store — 0.1%
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	690,000	169,050

Retail - Major Department Stores — 0.0%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	150,000	101,250

Retail - Music Store — 0.0%
MTS, Inc. Senior Notes 10.00% due 03/15/09†(5)(6)(7)(10)(11)(20)	15,273	764

Retail - Petroleum Products — 0.3%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	225,000	193,500
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	350,000	301,000
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	250,000	240,000

		734,500

Retail - Restaurants — 0.2%
McDonald’s Corp. Notes 5.70% due 02/01/39	155,000	154,321
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	520,000	416,000

		570,321

Rubber - Tires — 0.0%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	455,000	68,250

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(5)(7)(17)(19)	25,000	3

Satellite Telecom — 0.2%
Telesat Canada/Telesat LLC Senior Notes 11.00% due 11/01/15*	695,000	576,850

Savings & Loans/Thrifts — 0.1%
Western Financial Bank Sub. Notes 9.63% due 05/15/12	151,000	146,514

Schools — 0.2%
Duke University Notes 5.15% due 04/01/19	95,000	95,090
Princeton University Notes 5.70% due 03/01/39	179,000	173,183
Vanderbilt University Notes 5.25% due 04/01/19	230,000	224,961

		493,234

Security Description	Principal Amount(13)	Market Value (Note 2)

Seismic Data Collection — 0.1%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	$720,000	$295,200

Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(12)	25,000	18,500

Special Purpose Entities — 0.8%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(12)	175,000	119,437
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	255,000	247,228
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	1,390,000	69,500
CCM Merger, Inc. Notes 8.00% due 08/01/13*	420,000	155,400
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	890,000	146,850
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	545,000	343,350
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	375,000	120,000
ING USA Global Funding Trust Notes 4.50% due 10/01/10	80,000	78,621
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(8)	350,000	35,438
Principal Life Global Funding I Senior Sec. Notes 5.25% due 01/15/13*	163,000	152,056
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	300,000	241,500
The Goldman Sachs Capital III Company Guar. Notes 2.97% due 09/01/12(4)(9)	341,000	109,120
Unilever Capital Corp. Company Guar. Notes 4.80% due 02/15/19	123,000	119,092

		1,937,592

Specified Purpose Acquisitions — 0.1%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	167,000	162,374

Steel - Producers — 0.5%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	210,000	180,975
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	380,000	220,839
Ryerson, Inc. Senior. Sec. Notes 8.55% due 11/01/14*(4)	390,000	198,900

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Steel - Producers (continued)
Ryerson, Inc. Senior Sec. Notes 12.25% due 11/01/15*	$450,000	$265,500
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	325,000	252,687
United States Steel Corp. Senior Notes 7.00% due 02/01/18	78,000	58,456

		1,177,357

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	290,000	214,600
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	245,000	192,325

		406,925

Telecom Services — 0.8%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	154,000	121,316
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	25,000	18,000
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	125,000	90,000
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	460,000	190,900
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	735,000	516,338
Qwest Corp. Senior Notes 6.50% due 06/01/17	190,000	155,800
Qwest Corp. Senior Notes 7.88% due 09/01/11	225,000	221,625
Qwest Corp. Senior Notes 8.88% due 03/15/12	600,000	591,000
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	200,000	210,665

		2,115,644

Telephone - Integrated — 3.0%
AT&T Corp. Senior Notes 7.30% due 11/15/11	344,000	369,642
AT&T, Inc. Senior Notes 5.63% due 06/15/16	120,000	118,106
AT&T, Inc. Senior Notes 6.55% due 02/15/39	250,000	232,000
BellSouth Corp. Senior Notes 6.00% due 10/15/11	600,000	625,867

Security Description	Principal Amount(13)	Market Value (Note 2)

Telephone - Integrated (continued)
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	$815,000	$741,650
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	25,000	19,750
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	200,000	194,999
Qwest Capital Funding, Inc. Notes 7.25% due 02/15/11	525,000	500,062
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	730,000	618,675
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	120,000	101,700
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	910,000	907,725
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	70,000	45,500
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	1,390,000	1,125,900
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	1,660,000	1,000,150
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	600,000	588,000
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	300,000	306,528
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	125,000	123,310
Verizon Virginia, Inc. Senior Bonds 4.63% due 03/15/13	125,000	120,063

		7,739,627

Television — 0.3%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	955,000	429,750
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*(8)	55,000	12,100
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	650,000	338,000
Paxson Communications Corp. Senior Sec. Notes 7.34% due 01/15/13*(4)(8)	1,293,515	12,935
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(10)(20)	230,000	26
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(10)(20)	510,000	56

		792,867

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Theaters — 0.6%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	$580,000	$464,000
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	295,000	265,500
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(12)	910,000	832,650

		1,562,150

Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	780,000	122,850

Transport - Air Freight — 0.6%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	141,145	119,973
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	440,819	339,431
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	530,473	424,379
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	574,808	488,586
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	37,457	22,474
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	197,175	193,232

		1,588,075

Transport - Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	56,000	58,259

Transport - Rail — 0.2%
CSX Corp. Senior Notes 6.25% due 04/01/15	400,000	372,255
CSX Corp. Senior Notes 6.25% due 03/15/18	135,000	117,340

		489,595

Transport - Services — 0.2%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	330,000	236,775
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	425,000	251,813

		488,588

Security Description	Principal Amount(13)	Market Value (Note 2)

Vitamins & Nutrition Products — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 7.58% due 03/15/14(4)(8)	$435,000	$256,650

Total Corporate Bonds & Notes
(cost $150,607,396)		115,463,878

FOREIGN CORPORATE BONDS & NOTES — 5.1%
Banks - Commercial — 0.2%
Banco Continental de Panama SA Notes 6.63% due 12/01/10*	15,000	15,000
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(4)(9)	260,000	69,749
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	252,000	208,817
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 2.46% due 12/30/09(4)(9)	78,000	47,580
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(9)	175,000	60,258
Lloyds Banking Group PLC Sub. Notes 5.92% due 10/01/15*(4)(9)	130,000	21,840

		423,244

Brewery — 0.2%
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	229,000	194,504
SABMiller PLC Senior Notes 6.50% due 07/15/18*	322,000	295,709

		490,213

Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	72,000	56,330

Building Products - Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15†(10)(23)	40,000	800

Cellular Telecom — 0.1%
VIP Finance Ireland, Ltd. Notes 9.13% due 04/30/18*	200,000	113,240
VIP Finance Ireland, Ltd. Notes 9.13% due 04/30/18	50,000	27,727
Vodafone Group PLC Senior Notes 5.75% due 03/15/16	125,000	122,575

		263,542

Computers - Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	395,000	217,250

Containers - Metal/Glass — 0.1%
Rexam PLC Bonds 6.75% due 06/01/13*	173,000	159,522

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.1%
TNK - BP Finance SA Company Guar. Notes 7.88% due 03/13/18	$380,000	$216,600

Diversified Manufacturing Operations — 0.3%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	1,060,000	752,600
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	100,000	94,042

		846,642

Diversified Operations — 0.1%
EnCana Holdings Finance Corp. Notes 5.80% due 05/01/14	211,000	204,808

Electric - Integrated — 0.2%
Electricite de France Notes 6.50% due 01/26/19*	197,000	199,953
Electricite de France Notes 6.95% due 01/26/39*	250,000	251,391

		451,344

Food - Meat Products — 0.2%
JBS SA Company Guar. Notes 9.38% due 02/07/11	480,000	405,000
JBS SA Senior Notes 10.50% due 08/04/16*	75,000	50,250

		455,250

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(7)(10)(18)	175,000	175

Insurance - Multi - line — 0.1%
Aegon NV Jr. Sub. Bonds 2.57% due 07/15/14(4)(9)	112,000	19,040
XL Capital Finance PLC Company Guar. Notes 6.50% due 01/15/12	125,000	89,369
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	219,000	137,848

		246,257

Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	91,000	54,433

Medical Products — 0.2%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.95% due 12/01/13(4)	560,000	343,000
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	790,000	201,450

		544,450

Medical - Drugs — 0.5%
Elan Finance PLC Company Guar. Notes 5.23% due 11/15/11(4)	820,000	676,500

Security Description	Principal Amount(13)	Market Value (Note 2)

Medical - Drugs (continued)
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	$420,000	$358,050
Novartis Securities Investment, Ltd. Company Guar. Notes 5.13% due 02/10/19	234,000	231,518

		1,266,068

Metal - Diversified — 0.0%
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14	160,000	102,400

Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	125,000	101,875

Oil Companies - Exploration & Production — 0.3%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	84,000	62,720
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	845,000	283,075
Nexen, Inc. Bonds 5.88% due 03/10/35	136,000	92,707
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	1,175,000	387,750
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	235,000	79,900

		906,152

Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	150,000	156,143

Oil - Field Services — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	540,000	425,250

Pipelines — 0.1%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	74,000	70,170
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.35% due 01/05/11	200,000	186,500
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	78,000	67,860

		324,530

Printing - Commercial — 0.0%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16†*(10)(20)	800,000	34,000

Real Estate Operations & Development — 0.0%
Agile Property Holdings, Ltd. Company Guar. Notes 9.00% due 09/22/13	200,000	125,427

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)	Market Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 1.0%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(12)	$450,000	$364,500
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	1,025,000	973,750
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	275,000	261,250
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15*	1,000,000	945,000

		2,544,500

Special Purpose Entities — 0.1%
Hellas Telecommunications Luxembourg II Sub. Notes 6.84% due 01/15/15*(4)	560,000	106,400
Hybrid Capital Funding I LP Bonds 8.00% due 06/30/11(9)	286,000	44,330
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(4)(9)	121,000	72,423

		223,153

Telecom Services — 0.2%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	620,000	384,400
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	175,000	175,438

		559,838

Telephone - Integrated — 0.3%
British Telecommunications PLC Bonds 9.13% due 12/15/30	170,000	162,116
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	383,000	329,939
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	350,000	343,286

		835,341

Transport - Marine — 0.1%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	245,000	164,150

Transport - Rail — 0.3%
Canadian National Railway Co. Notes 5.55% due 03/01/19	66,000	65,871
Canadian National Railway Co. Notes 6.38% due 10/15/11	315,000	335,892
Canadian Pacific Railway Co. Notes 6.50% due 05/15/18	300,000	263,530

		665,293

Total Foreign Corporate Bonds & Notes
(cost $18,445,159)		13,064,980

Security Description	Principal Amount(13)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES — 15.5%
Sovereign — 15.5%
Canadian Government Bond Bonds 3.75% due 06/01/12	CAD	1,173,000	$982,971
Canadian Government Bond Notes 4.25% due 06/01/18	CAD	1,085,000	943,682
Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15		570,000	145,350
Federal Republic of Brazil Bonds 6.00% due 01/17/17		540,000	522,450
Federal Republic of Brazil Bonds 7.13% due 01/20/37		250,000	245,625
Federal Republic of Brazil Notes 8.00% due 01/15/18		890,000	959,865
Federal Republic of Brazil Bonds 8.25% due 01/20/34		550,000	596,750
Federal Republic of Brazil Notes 8.75% due 02/04/25		675,000	764,437
Federal Republic of Brazil Bonds 8.88% due 10/14/19		550,000	631,125
Federal Republic of Brazil Notes 11.00% due 08/17/40		1,265,000	1,555,950
Federal Republic of Germany Bonds 4.00% due 01/04/18	EUR	600,000	821,243
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	230,000	319,303
Federal Republic of Germany Bonds 5.25% due 07/04/10	EUR	125,000	166,826
Government of Australia Bonds 6.00% due 02/15/17	AUD	1,030,000	738,664
Government of Australia Bonds 6.25% due 06/15/14	AUD	1,050,000	749,113
Government of Japan Bonds 1.30% due 06/20/12	JPY	104,000,000	1,092,580
Government of Japan Bonds 1.40% due 06/20/12	JPY	68,000,000	716,885
Government of Japan Bonds 1.40% due 12/20/15	JPY	101,600,000	1,081,512
Government of Japan Bonds 1.50% due 09/20/13	JPY	43,000,000	456,966
Government of Japan Bonds 1.70% due 09/20/17	JPY	16,700,000	180,216
Government of Japan Bonds 1.90% due 12/20/10	JPY	97,000,000	1,020,596

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	480,000	$608,520
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	14,230,000	2,198,319
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	4,980,000	711,926
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	7,600,000	1,229,884
Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	13,600,000	1,549,575
Kingdom of Sweden Bonds 5.39% due 08/12/15	SEK	4,195,000	524,444
Republic of Argentina Notes 1.33% due 12/31/38(14)		77,637	14,945
Republic of Colombia Notes 7.38% due 01/27/17		300,000	301,650
Republic of Colombia Notes 7.38% due 03/18/19		600,000	594,000
Republic of Colombia Bonds 7.38% due 09/18/37		435,000	398,025
Republic of Columbia Bonds 8.13% due 05/21/24		250,000	251,250
Republic of Georgia Notes 7.50% due 04/15/13		1,300,000	750,750
Republic of Indonesia Bonds 6.63% due 02/17/37		795,000	508,891
Republic of Indonesia Senior Bonds 6.88% due 01/17/18		110,000	84,700
Republic of Indonesia Bonds 10.38% due 05/01/14*		450,000	449,408
Republic of Panama Bonds 6.70% due 01/26/36		340,000	297,500
Republic of Peru Bonds 6.55% due 03/14/37		60,000	54,750
Republic of Peru Notes 7.35% due 07/21/25		280,000	285,600
Republic of Peru Bonds 8.75% due 11/21/33		380,000	431,300
Republic of Philippines Bonds 7.75% due 01/14/31		480,000	465,600
Republic of Philippines Bonds 8.38% due 06/17/19		425,000	449,969
Republic of Philippines Notes 8.88% due 03/17/15		530,000	585,650

Security Description	Principal Amount(13)	Market Value (Note 2)

Sovereign (continued)
Republic of Philippines Senior Notes 9.50% due 02/02/30	$125,000	$143,125
Republic of Philippines Notes 10.63% due 03/16/25	415,000	509,412
Republic of Turkey Notes 6.88% due 03/17/36	330,000	246,675
Republic of Turkey Notes 7.00% due 06/05/20	540,000	460,350
Republic of Turkey Notes 7.38% due 02/05/25	550,000	462,000
Republic of Turkey Notes 8.00% due 02/14/34	467,000	399,285
Republic of Turkey Notes 9.50% due 01/15/14	880,000	932,800
Republic of Ukraine Bonds 6.75% due 11/14/17	195,000	69,176
Republic of Uruguay Notes 7.63% due 03/21/36	350,000	287,875
Republic of Uruguay Bonds 8.00% due 11/18/22	580,000	527,800
Republic of Venezuela Bonds 7.65% due 04/21/25	360,000	156,600
Republic of Venezuela Notes 8.50% due 10/08/14	390,000	224,250
Republic of Venezuela Bonds 9.00% due 05/07/23	520,000	256,100
Republic of Venezuela Bonds 9.25% due 09/15/27	400,000	218,000
Republic of Venezuela Bonds 9.25% due 05/07/28	680,000	312,256
Republic of Venezuela Bonds 9.38% due 01/13/34	540,000	267,300
Russian Federation Senior Bonds 7.50% due 03/31/30(14)	3,312,400	2,921,172
United Mexican States Notes 5.63% due 01/15/17	494,000	476,463
United Mexican States Notes 5.88% due 02/17/14	1,600,000	1,624,000
United Mexican States Notes 6.05% due 01/11/40	250,000	205,475
United Mexican States Notes 6.75% due 09/27/34	325,000	301,600
United Mexican States Bonds 7.50% due 04/08/33	340,000	340,000

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Principal Amount(13)		Market Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
United Mexican States Notes 8.13% due 12/30/19		$570,000	$627,000
United Mexican States Bonds 8.30% due 08/15/31		310,000	334,025

Total Foreign Government Agencies
(cost $43,732,291)			39,741,504

FOREIGN GOVERNMENT TREASURIES — 0.8%
Sovereign — 0.8%
New South Wales Treasury Corp. Local Government Guar. Bonds 6.00% due 05/01/12		1,790,000	1,197,668
United Kingdom Gilt Treasury Bonds 4.50% due 03/07/13	GBP	560,000	873,015

Total Foreign Government Treasuries
(cost $2,498,080)			2,070,683

LOANS — 0.8%
Diversified Financial Services — 0.3%
Wind Acquisition Holdings Finance S.A. 11.75% due 12/21/11(6)(7)(15)(16)(25)		1,180,052	820,136

Energy - Alternate Sources — 0.4%
VeraSun Energy Corp. 16.50% due 11/03/09(5)(6)(7)(15)(16)(20)		1,050,000	1,050,000

Leisure Products — 0.1%
AMC Entertainment Holdings, Inc. 6.75% due 06/15/12(6)(7)(15)(16)		229,411	86,029

Total Loans
(cost $2,458,042)			1,956,165

U.S. GOVERNMENT AGENCIES — 18.5%
Federal Home Loan Bank — 0.2%
3.13% due 06/10/11		400,000	410,400

Federal Home Loan Mtg. Corp. — 9.8%
4.13% due 07/12/10		200,000	207,765
4.50% due 02/01/20		320,862	327,213
4.50% due 08/01/20		109,984	112,161
4.50% due 03/01/23		916,073	933,150
4.50% due 01/01/39		760,027	761,842
5.00% due 09/01/18		417,785	432,190
5.00% due 07/01/20		304,348	313,890
5.00% due 05/01/34		527,166	536,810
5.00% due 02/01/35		86,129	87,704
5.00% due 07/01/35		349,602	355,778
5.00% due 10/01/35		224,732	228,702
5.00% due 11/01/35		820,632	835,131
5.00% due 11/01/37		373,883	380,059
5.00% due 03/01/38		555,001	564,168
5.33% due 12/01/35(4)		339,477	350,952
5.50% due 06/01/22		706,281	734,275
5.50% due 07/01/35		274,341	281,554
5.50% due 05/01/37		594,080	609,018
5.50% due 06/01/37		25,257	25,892
5.50% due 10/01/37		3,791,354	3,886,686
5.50% due 12/01/37		470,635	482,469
5.50% due 01/01/38		636,994	653,047
5.50% due 02/01/38		758,270	777,337
5.80% due 01/01/37(4)		267,271	277,189
5.96% due 10/01/36(4)		2,198,500	2,285,574
6.00% due 01/01/30		25,963	27,098
6.00% due 02/01/32		142,764	148,828
6.00% due 07/01/35		194,037	201,249
6.00% due 05/01/37		22,441	23,258
6.00% due 10/01/37		421,988	437,341

Security Description	Principal Amount(13)	Market Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
6.00% due 12/01/37	$3,601,477	$3,732,513
6.19% due 09/01/36(4)	92,394	96,252
6.50% due 07/01/29	4,023	4,247
6.50% due 12/01/35	1,445	1,515
6.50% due 02/01/36	132,298	138,674
6.50% due 11/01/37	465,728	487,709
6.88% due 09/15/10	772,000	830,431
7.00% due 06/01/29	13,205	14,120
Federal Home Loan Mtg. Corp. REMIC Series 3102, Class PG 5.00% due 11/15/28	280,000	289,535
Series 3317, Class PD 5.00% due 09/15/31	360,000	370,862
Series 3116, Class PD 5.00% due 10/15/34	1,310,000	1,315,444
Series 3349, Class HB 5.50% due 06/15/31	642,000	669,620

		25,229,252

Federal National Mtg. Assoc. — 7.4%
4.50% due 06/01/19	285,503	291,689
4.50% due 01/01/39	249,126	249,924
4.75% due 12/15/10	251,000	265,119
5.00% due 03/15/16	163,000	177,649
5.00% due 01/01/23	769,975	792,991
5.00% due 04/01/23	604,236	622,298
5.00% due 10/01/35	941,911	960,434
5.00% due 01/01/37	121,073	123,315
5.00% due 03/01/37	121,597	123,848
5.00% due 05/01/37	25,817	26,295
5.00% due 06/01/37	637,964	649,776
5.00% due 07/01/37	852,658	868,445
5.00% due 09/01/37	856,692	872,554
5.00% due 05/01/38	3,324,574	3,386,129
5.49% due 01/01/37(4)	1,001,860	1,011,136
5.50% due 03/01/18	17,676	18,418
5.50% due 11/01/22	298,477	309,917
5.50% due 01/01/29	49,750	51,509
5.50% due 05/01/29	16,974	17,539
5.50% due 06/01/34	326,057	335,038
5.50% due 02/01/36(4)	179,351	185,189
5.50% due 09/01/36	2,174,192	2,230,002
5.50% due 11/01/36	59,270	60,791
5.50% due 04/01/37	636,424	652,626
5.50% due 03/01/38	607,390	622,853
6.00% due 02/01/32	67,606	70,314
6.00% due 10/01/34	5,845	6,061
6.00% due 07/01/37	268,057	277,143
6.00% due 08/01/37	784,721	811,319
6.00% due 10/01/37	719,340	743,722
6.50% due 12/01/31	67,066	70,727
6.50% due 02/01/35	96,955	101,627
6.50% due 07/01/36	253,064	265,022
6.50% due 11/01/37	1,445,741	1,513,977
7.50% due 03/01/32	8,700	9,295
8.50% due 08/01/31	10,220	11,139
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30	350,000	360,570

		19,146,400

Government National Mtg. Assoc. — 1.1%
6.00% due 09/15/38	2,747,830	2,845,423

Total U.S. Government Agencies
(cost $46,449,360)		47,631,475

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(13)	Market Value (Note 2)

U.S. GOVERNMENT TREASURIES — 6.6%
United States Treasury Bonds — 1.5%
3.63% due 04/15/28 TIPS(21)	$572,119	$650,249
4.38% due 02/15/38	1,354,000	1,493,207
4.50% due 05/15/38	503,000	571,062
4.75% due 02/15/37	500,000	578,360
5.25% due 11/15/28	427,000	499,056
8.13% due 08/15/19	117,000	162,740

		3,954,674

United States Treasury Notes — 5.1%
2.00% due 11/30/13	328,000	328,794
2.13% due 01/31/10	500,000	506,035
2.75% due 02/28/13	105,000	109,233
3.38% due 07/31/13	449,000	478,992
3.50% due 02/15/18	234,000	243,488
3.63% due 01/15/10	538,000	551,366
3.63% due 12/31/12	2,400,000	2,576,062
3.75% due 11/15/18	556,000	589,143
3.88% due 05/15/18	57,000	61,061
4.00% due 02/15/15	500,000	547,812
4.00% due 08/15/18	617,000	665,733
4.25% due 01/15/11	1,000,000	1,062,227
4.25% due 08/15/15	90,000	99,576
4.25% due 11/15/17	1,292,000	1,419,484
4.50% due 11/15/15	536,000	603,754
4.63% due 11/15/16	130,000	146,311
4.63% due 02/15/17	875,000	983,760
4.88% due 04/30/11	1,700,000	1,838,790
6.50% due 02/15/10	300,000	316,137

		13,127,758

Total U.S. Government Treasuries
(cost $16,944,212)		17,082,432

COMMON STOCK — 0.2%
Casino Services — 0.0%
Shreveport Gaming Holdings, Inc.†(5)(6)(7)	1,280	24,717

Cellular Telecom — 0.0%
iPCS, Inc.†(6)(7)	8,183	67,510

Food - Misc. — 0.0%
Wornick Co.†(5)(6)(7)	1,722	86,100

Independent Power Producers — 0.0%
Mirant Corp.†	902	11,031

Medical - Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(5)(6)(7)	5,372	54

Oil Companies - Exploration & Production — 0.2%
EXCO Resources, Inc.†	41,578	378,775
Transmeridian Exploration, Inc.†	1,852	37

		378,812

Oil - Field Services — 0.0%
Trico Marine Services, Inc.†	8,393	27,445

Retail - Music Store — 0.0%
MTS, Inc.†(5)(6)(7)	3,863	0

Total Common Stock
(cost $1,404,963)		595,669

PREFERRED STOCK — 0.3%
Banks - Commercial — 0.1%
CoBank ACB 11.00%*	5,396	243,662

Banks - Money Center — 0.0%
Santander Finance Preferred SA 4.00%(4)	11,600	87,000

Security Description	Shares/ Principal Amount(13)	Market Value (Note 2)

Banks - Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	4,350	$54,157

Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(12)	6,499	100,475

Finance - Mortgage Loan/Banker — 0.0%
Freddie Mac 0.00%†(4)	5,100	2,550

Medical - Generic Drugs — 0.1%
Mylan, Inc. 6.50%	332	269,215

Oil Companies - Exploration & Production — 0.0%
Transmeridian Exploration, Inc. 15.00%(5)(11)	1,303	10,424

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(4)	9,200	102,580

Total Preferred Stock
(cost $1,572,865)		870,063

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)†(5) (cost $18,990)	6,905	69

Total Long - Term Investment Securities
(cost $291,960,978)		243,594,832

SHORT - TERM INVESTMENT SECURITIES — 0.4%
Finance - Auto Loans — 0.4%
Ford Motor Credit Co. LLC 5.54% due 04/15/09(4) (cost $955,794)	$1,025,000	955,794

REPURCHASE AGREEMENTS — 3.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $8,844,007 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $9,112,876	8,844,000	8,844,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/27/09, to be repurchased 03/02/09 in the amount of $116,000 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 2.73%, due 06/10/09 and having an approximate value of $121,440	116,000	116,000

Total Repurchase Agreements
(cost $ 8,960,000)		8,960,000

TOTAL INVESTMENTS
(cost $301,876,772)(26)	98.7%	253,510,626
Other assets less liabilities	1.3	3,320,847

NET ASSETS —	100.0%	$256,831,473

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2009, the aggregate value of these securities was $23,569,528 representing 9.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security

AIG Retirement Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2009 (Unaudited) — (continued)

(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security — the rate reflected is as of February 28, 2009, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2009.
(5)	Fair valued security; see Note 2
(6)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2009, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
AMC Entertainment Holdings Inc.
Loan Agreement	06/08/07	$200,000	$195,000
6.75% due 06/15/12	09/17/07	5,525	5,525
	12/20/07	5,507	5,507
	03/26/08	5,330	6,262
	06/23/08	4,266	4,513
	09/15/08	4,336	4,580
	12/19/08	4,447	4,690

		229,411	226,077	$86,029	$37.50	0.03%

Critical Care Systems International, Inc.
Common Stock	06/17/04	635	5,490
	11/09/04	4,737	35,231

		5,372	40,721	54	0.01	0.00

ICO North America, Inc. Notes
7.50% due 08/15/09	08/11/05	125,000	125,000
	02/15/08	5,000	5,000
	09/11/08	5,000	5,000
	02/15/09	5,000	5,000

		140,000	140,000	21,000	15.00	0.01

iPCS, Inc.
Common Stock	08/12/04	8,183	124,124	67,510	8.25	0.03

MTS, Inc.
Senior Notes
10.00% due 03/15/09	03/16/04	12,337	44,410
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		15,273	45,634	764	5.00	0.00

MTS, Inc.
Common Stock	03/16/04	3,863	0	0	0.00	0.00

Shreveport Gaming
Holdings, Inc.
Common Stock	07/21/05	257	5,919
	07/29/05	1,023	23,550

		1,280	29,469	24,717	19.31	0.01

Southern Energy, Inc. Notes
7.90% due 07/15/09	01/10/06	725,000	0	0	0.00	0.00

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Verasun Energy Corp. Loan Agreement 16.50% due 11/03/09	11/03/08	$260,679	$260,679
	12/11/08	657,450	657,450
	12/18/08	131,871	131,871

		1,050,000	1,050,000	$1,050,000	$100.00	0.41%

Wind Acquisitions Holdings Finance SA Loan Agreement 11.75% due to 12/21/11	03/15/07	103,153	107,628
	03/19/07	103,153	103,150
	06/21/07	103,187	104,446
	07/18/07	3,287	3,443
	07/18/07	3,288	3,288
	10/31/07	10,185	10,185
	10/31/07	200,000	201,908
	10/31/07	500,000	501,159
	01/31/08	32,674	32,674
	04/30/08	29,983	23,393
	08/08/08	27,481	27,331
	10/21/08	29,252	29,102
	01/22/09	34,409	34,257

		1,180,052	1,181,964	820,136	69.50	0.32

Wornick Co. Common Stock	08/08/08	1,722	225,265	86,100	50.00	0.03

				$2,156,310		0.84%

(7)	Illiquid security. At February 28, 2009, the aggregate value of these securities was $2,680,489, representing 1.0% of net assets.
(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	Bond in default
(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the stated rate.
(15)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(16)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities.
(17)	Bond is in default and did not pay principal at maturity.
(18)	Company has filed bankruptcy in country of issuance.
(19)	Company has filed Chapter 7 bankruptcy.
(20)	Company has filed Chapter 11 bankruptcy protection.
(21)	Principal amount of security is adjusted for inflation.
(22)	Subsequent to February 28, 2009, the company has filed for Chapter 11 bankruptcy protection and is in default of interest.
(23)	Subsequent to February 28, 2009, the company has filed for Chapter 11 bankruptcy protection.
(24)	Bond is in default of interest subsequent to February 28, 2009.
(25)	Loan is subject to an unfunded loan commitment. See Note 12 for details.
(26)	See Note 5 for cost of investments on a tax basis.

TIPS	Treasury Inflation Protected Securities
REMIC	Real Estate Mortgage Investment Conduit

Currency Legend

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Dollar

GBP—British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

SEK—Swedish Krona

See Notes to Financial Statements

AIG Retirement Company II

STATEMENTS OF ASSETS & LIABILITIES — February 28, 2009 (Unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND	INTERNATIONAL SMALL CAP EQUITY
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$–	$54,347,053	$–	$144,937,248	$136,333,175	$390,197,598
Long-term investment securities, at market value (affiliated)*	63,772,783	–	45,728,002	–	–	–
Short-term investment securities, at market value (unaffiliated)*	–	1,297,000	–	135,210	1,422,036	19,620,000
Repurchase agreements (cost equals market value)	–	–	–	6,700,000	4,189,000	–

Total Investments	63,772,783	55,644,053	45,728,002	151,772,458	141,944,211	409,817,598

Cash	–	694	–	352	84,595	714
Foreign cash*	–	–	–	–	26,821	1,624,448
Receivable for:
Trust shares sold	249,390	266,812	29,411	86,272	58,693	4,402
Dividends and interest	–	99,456	–	1,649,491	4,467,756	955,817
Investments sold	129,582	–	140,685	1,507,918	2,632,914	6,050,676
Prepaid expenses and other assets	4,279	7,742	3,979	8,279	28,031	14,449
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	–

TOTAL ASSETS	64,156,034	56,018,757	45,902,077	155,024,770	149,243,021	418,468,104

LIABILITIES:
Payable for:
Trust shares reacquired	7,194	3,824	1,407	522,564	553,146	213,707
Investments purchased	371,777	–	168,689	3,414,005	1,686,062	3,036,366
Investment advisory and management fees	5,197	25,165	3,617	58,741	80,815	281,517
Shareholder services	–	11,439	–	29,370	28,863	85,577
Administrative service fee	–	3,203	–	8,224	8,081	23,961
Transfer agent fees and expenses	99	158	100	159	159	749
Trustees’ fees and expenses	69,283	88,305	57,899	159,385	167,684	436,810
Other accrued expenses	49,538	35,575	59,029	120,616	23,867	188,987
Variation margin on futures contracts	–	–	–	–	–	–
Due to custodian	59,475	–	30,505	–	–	–

TOTAL LIABILITIES	562,563	167,669	321,246	4,313,064	2,548,677	4,267,674

NET ASSETS	$63,593,471	$55,851,088	$45,580,831	$150,711,706	$146,694,344	$414,200,430

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$123,933	$96,856	$58,280	$170,647	$276,300	$534,733
Additional paid in capital	116,918,447	97,034,064	59,945,171	172,112,184	227,896,247	800,646,433
Accumulated undistributed net investment income (loss)	1,603,129	174,029	1,907,619	4,514,164	8,906,884	4,113,558
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and capital gains distributions received from underlying funds	(35,483,503)	(19,614,231)	(11,792,625)	(10,690,074)	(26,524,044)	(226,749,159)
Unrealized appreciation (depreciation) on investments	(19,568,535)	(21,839,630)	(4,537,614)	(15,395,215)	(63,860,406)	(164,208,639)
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(637)	(136,496)

NET ASSETS	$63,593,471	$55,851,088	$45,580,831	$150,711,706	$146,694,344	$414,200,430

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	12,393,329	9,685,638	5,828,034	17,064,733	27,629,978	53,473,252
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$5.13	$5.77	$7.82	$8.83	$5.31	$7.75

* Cost
Long-term investment securities (unaffiliated)	$–	$76,186,683	$–	$160,332,463	$200,193,581	$554,406,237

Long-term investment securities (affiliated)	$83,341,318	$–	$50,265,616	$–	$–	$–

Short-term investment securities (unaffiliated)	$–	$1,297,000	$–	$135,210	$1,422,036	$19,620,000

Foreign cash	$–	$–	$–	$–	$27,458	$1,678,597

See Notes to Financial Statements

AIG Retirement Company II

STATEMENTS OF ASSETS & LIABILITIES — February 28, 2009 (Unaudited) — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$126,250,588	$107,549,364	$322,288,885	$–	$–
Long-term investment securities, at market value (affiliated)*	–	–	–	105,335,562	–
Short-term investment securities, at market value (unaffiliated)*	316,102	–	1,999,000	–	266,409,443
Repurchase agreements (cost equals market value)	–	7,779,000	2,764,000	–	45,468,000

Total Investments	126,566,690	115,328,364	327,051,885	105,335,562	311,877,443

Cash	912	369	565	–	23,449
Foreign cash*	–	–	–	–	–
Receivable for:
Trust shares sold	208,420	26,632	147,873	37,762	352,432
Dividends and interest	584,942	63,225	704,583	–	316,452
Investments sold	902,898	1,379,026	798,709	390,850	–
Prepaid expenses and other assets	10,226	18,440	48,007	5,242	33,179
Due from investment adviser for expense reimbursements/fee waivers	–	84,579	109,115	–	–

TOTAL ASSETS	128,274,088	116,900,635	328,860,737	105,769,416	312,602,955

LIABILITIES:
Payable for:
Trust shares reacquired	197,658	56,177	129,629	20,734	193,987
Investments purchased	–	1,498,481	2,049,995	407,878	7,922,889
Investment advisory and management fees	54,460	73,966	200,393	8,521	58,670
Shareholder services	27,230	24,362	69,172	–	58,670
Administrative service fee	7,624	6,821	19,368	–	16,428
Transfer agent fees and expenses	138	139	416	99	60
Trustees’ fees and expenses	197,397	105,803	466,956	116,195	203,910
Other accrued expenses	149,096	36,310	19,858	52,135	187,524
Variation margin on futures contracts	–	–	–	–	–
Due to custodian	–	–	–	127,243	–

TOTAL LIABILITIES	633,603	1,802,059	2,955,787	732,805	8,642,138

NET ASSETS	$127,640,485	$115,098,576	$325,904,950	$105,036,611	$303,960,817

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$178,420	$281,660	$387,570	$135,178	$3,045,666
Additional paid in capital	284,896,898	215,957,514	629,788,316	154,713,723	301,518,216
Accumulated undistributed net investment income (loss)	1,752,423	(253,055)	2,672,067	3,344,477	2,722
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and capital gains distributions received from underlying funds	(115,008,757)	(57,049,910)	(121,615,767)	(35,396,938)	(605,787)
Unrealized appreciation (depreciation) on investments	(44,178,499)	(43,837,633)	(185,327,684)	(17,759,829)	–
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	448	–	–

NET ASSETS	$127,640,485	$115,098,576	$325,904,950	$105,036,611	$303,960,817

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	17,841,966	28,165,959	38,756,957	13,517,804	304,566,581
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.15	$4.09	$8.41	$7.77	$1.00

* Cost
Long-term investment securities (unaffiliated)	$170,429,087	$151,386,997	$507,616,569	$–	$–

Long-term investment securities (affiliated)	$–	$–	$–	$123,095,391	$–

Short-term investment securities (unaffiliated)	$316,102	$–	$1,999,000	$–	$266,409,443

Foreign cash	$–	$–	$–	$–	$–

See Notes to Financial Statements

AIG Retirement Company II

STATEMENTS OF ASSETS & LIABILITIES — February 28, 2009 (Unaudited) — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$28,027,011	$198,639,731	$458,384,412	$243,594,832
Long-term investment securities, at market value (affiliated)*	–	–	–	–
Short-term investment securities, at market value (unaffiliated)*	219,000	–	21,599,390	955,794
Repurchase agreements (cost equals market value)	–	9,350,000	2,042,000	8,960,000

Total Investments	28,246,011	207,989,731	482,025,802	253,510,626

Cash	6,424	666	345	13,566
Foreign cash*	–	–	–	654,150
Receivable for:
Trust shares sold	16,304	783,128	277,432	11,952
Dividends and interest	1,284	355,156	996,459	4,967,220
Investments sold	231,770	2,337,050	–	1,092,027
Prepaid expenses and other assets	7,750	11,580	204,409	8,692
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	112,312

TOTAL ASSETS	28,509,543	211,477,311	483,504,447	260,370,545

LIABILITIES:
Payable for:
Trust shares reacquired	29,017	6,756	36,632	114,610
Investments purchased	67,608	9,016,469	–	2,916,818
Investment advisory and management fees	20,424	112,408	102,365	115,794
Shareholder services	6,007	41,759	102,365	50,226
Administrative service fee	1,682	11,693	28,662	14,063
Transfer agent fees and expenses	159	139	316	257
Trustees’ fees and expenses	65,368	215,847	413,282	240,772
Other accrued expenses	50,456	45,819	359,890	86,532
Variation margin on futures contracts	–	62,183	565,150	–
Due to custodian	–	–	–	–

TOTAL LIABILITIES	240,721	9,513,073	1,608,662	3,539,072

NET ASSETS	$28,268,822	$201,964,238	$481,895,785	$256,831,473

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$45,213	$304,948	$770,637	$298,877
Additional paid in capital	54,024,378	381,186,269	981,236,038	328,441,680
Accumulated undistributed net investment income (loss)	(210,750)	2,355,145	6,026,315	10,070,055
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and capital gains distributions received from underlying funds	(7,766,111)	(22,630,974)	(267,246,082)	(33,528,286)
Unrealized appreciation (depreciation) on investments	(17,823,908)	(158,976,268)	(233,964,683)	(48,366,146)
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	(274,882)	(4,926,440)	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	(84,707)

NET ASSETS	$28,268,822	$201,964,238	$481,895,785	$256,831,473

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	4,521,283	30,494,754	77,063,662	29,887,688
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.25	$6.62	$6.25	$8.59

* Cost
Long-term investment securities (unaffiliated)	$45,850,919	$357,615,998	$692,349,095	$291,960,978

Long-term investment securities (affiliated)	$–	$–	$–	$–

Short-term investment securities (unaffiliated)	$219,000	$–	$21,599,390	$955,794

Foreign cash	$–	$–	$–	$703,302

See Notes to Financial Statements

AIG Retirement Company II

STATEMENTS OF OPERATIONS — February 28, 2008 (Unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INCOME:
Dividends (unaffiliated)	$–	$510,734	$–	$52,975	$39,048
Dividends (affiliated)	1,701,163	–	1,990,008	–	–
Interest (unaffiliated)	–	4,156	–	5,234,032	9,951,322
Interest (affiliated)	163	–	–	–	–

Total investment income*	1,701,326	514,890	1,990,008	5,287,007	9,990,370

EXPENSES:
Investment advisory and management fees	35,751	178,445	24,679	409,069	537,308
Administrative service fee	–	22,711	–	57,300	53,747
Shareholder services	–	81,111	–	204,643	191,953
Transfer agent fees and expenses	572	907	580	911	910
Registration fees	516	516	516	516	516
Custodian fees	934	–	726	53,256	12,688
Reports to shareholders	9,864	8,672	5,605	25,715	26,193
Audit and tax fees	18,377	12,291	14,113	9,256	17,745
Legal fees	–	–	–	–	–
Trustees’ fees and expenses	11,114	30,390	5,513	31,588	74,505
Interest expense	–	311	–	1,850	–
Other expenses	4,526	196	6,261	3,946	1,850

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	81,654	335,550	57,993	798,050	917,415

Fees waived and expenses reimbursed by investment adviser (Note 3)	(45,905)	(59,772)	(33,314)	(167,750)	(157,283)
Fees paid indirectly (Note 7)	–	–	–	–	–

Net expenses	35,749	275,778	24,679	630,300	760,132

Net investment income (loss)	1,665,577	239,112	1,965,329	4,656,707	9,230,238

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	–	(9,207,873)	–	(7,690,608)	(20,744,300)
Net realized gain (loss) on investments (affiliated)	(21,011,517)	–	(10,985,678)	–	–
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	2,124,571	–	987,611	–	–
Net realized gain (loss) on securities sold short	–	–	–	–	44,000
Net realized gain (loss) on futures contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(18,886,946)	(9,207,873)	(9,998,067)	(7,690,608)	(20,700,300)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	(30,931,957)	–	(7,962,236)	(43,071,659)
Change in unrealized appreciation (depreciation) on investments (affiliated)	(14,248,755)	–	(3,253,714)	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(4,217)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(14,248,755)	(30,931,957)	(3,253,714)	(7,962,236)	(43,075,876)

Net realized and unrealized gain (loss) on investments and foreign currencies	(33,135,701)	(40,139,830)	(13,251,781)	(15,652,844)	(63,776,176)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,470,124)	$(39,900,718)	$(11,286,452)	$(10,996,137)	$(54,545,938)

* Net of foreign withholding taxes on interest and dividends of	$–	$390	$–	$53	$(1,529)

See Notes to Financial Statements

AIG Retirement Company II

STATEMENTS OF OPERATIONS — February 28, 2009 (Unaudited) — (continued)

	INTERNATIONAL SMALL CAP EQUITY FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
INCOME:
Dividends (unaffiliated)	$6,655,049	$2,653,288	$388,944	$5,094,922	$–	$–
Dividends (affiliated)	–	–	–	–	3,513,387	–
Interest (unaffiliated)	76,025	4,697	10,988	18,271	–	3,144,849
Interest (affiliated)	–	–	–	–	–	–

Total investment income*	6,731,074	2,657,985	399,932	5,113,193	3,513,387	3,144,849

EXPENSES:
Investment advisory and management fees	1,999,037	473,449	526,717	1,499,098	59,052	399,149
Administrative service fee	170,577	66,283	48,953	145,748	–	111,762
Shareholder services	609,202	236,725	174,831	520,529	–	399,149
Transfer agent fees and expenses	1,409	803	800	2,774	573	361
Registration fees	516	516	516	516	516	–
Custodian fees	136,866	22,785	26,366	88,514	1,685	36,566
Reports to shareholders	85,766	18,778	74,264	31,096	32,745	65,009
Audit and tax fees	33,472	21,640	21,640	22,366	18,377	32,406
Legal fees	40,000	30,000	–	874	–	62,704
Trustees’ fees and expenses	240,594	51,251	33,217	169,726	14,516	56,045
Interest expense	–	–	–	–	–	–
Other expenses	6,256	4,414	213	2,827	4,658	64,969

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	3,323,695	926,644	907,517	2,484,068	132,122	1,228,120

Fees waived and expenses reimbursed by investment adviser (Note 3)	(886,885)	(159,656)	(313,093)	(297,845)	(73,071)	(349,992)
Fees paid indirectly (Note 7)	–	(1,976)	(18,745)	(67,457)	–	–

Net expenses	2,436,810	765,012	575,679	2,118,766	59,051	878,128

Net investment income (loss)	4,294,264	1,892,973	(175,747)	2,994,427	3,454,336	2,266,721

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	(160,616,868)	(76,554,883)	(42,915,487)	(94,751,434)	–	104,214
Net realized gain (loss) on investments (affiliated)	–	–	–	–	(33,606,780)	–
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	–	–	–	–	2,554,372	–
Net realized gain (loss) on futures contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(674,941)	–	(94,271)	4,514	–	–

Net realized gain (loss) on investments and foreign currencies	(161,291,809)	(76,554,883)	(43,009,758)	(94,746,920)	(31,052,408)	104,214

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(118,750,097)	(33,262,656)	(50,478,408)	(167,983,466)	–	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	(12,043,143)	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(79,285)	–	4	(1,599)	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	4,037	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(118,825,345)	(33,262,656)	(50,478,404)	(167,985,065)	(12,043,143)	–

Net realized and unrealized gain (loss) on investments and foreign currencies	(280,117,154)	(109,817,539)	(93,488,162)	(262,731,985)	(43,095,551)	104,214

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(275,822,890)	$(107,924,566)	$(93,663,909)	$(259,737,558)	$(39,641,215)	$2,370,935

* Net of foreign withholding taxes on interest and dividends of	$158,569	$–	$3,639	$11,587	$–	$–

See Notes to Financial Statements

AIG Retirement Company II

STATEMENTS OF OPERATIONS — February 28, 2008 (Unaudited) — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INCOME:
Dividends (unaffiliated)	$49,094	$3,550,127	$7,794,324	$52,253
Dividends (affiliated)	–	–	–	–
Interest (unaffiliated)	1,439	19,476	101,252	11,615,360
Interest (affiliated)	–	–	–	–

Total investment income*	50,533	3,569,603	7,895,576	11,667,613

EXPENSES:
Investment advisory and management fees	141,918	769,218	785,594	798,211
Administrative service fee	11,687	80,169	219,966	97,865
Shareholder services	41,741	286,317	785,594	349,517
Transfer agent fees and expenses	911	798	910	1,806
Registration fees	516	516	–	516
Custodian fees	11,440	–	90,268	99,209
Reports to shareholders	1,904	44,211	109,369	72,974
Audit and tax fees	15,516	21,640	21,640	17,745
Legal fees	13,088	–	90,000	–
Trustees’ fees and expenses	6,995	92,198	206,241	108,216
Interest expense	–	–	–	–
Other expenses	133	1,087	11,206	4,219

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	245,849	1,296,154	2,320,788	1,550,278

Fees waived and expenses reimbursed by investment adviser (Note 3)	(52,172)	(208,150)	(561,057)	(305,998)
Fees paid indirectly (Note 7)	(613)	(3,367)	(63,260)	–

Net expenses	193,064	1,084,637	1,696,471	1,244,280

Net investment income (loss)	(142,531)	2,484,966	6,199,105	10,423,333

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	(6,076,168)	(15,886,166)	(170,876,846)	(29,218,320)
Net realized gain (loss) on investments (affiliated)	–	–	–	–
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	–	–	–	–
Net realized gain (loss) on futures contracts	–	(4,944,107)	(11,779,156)	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(628)	–	(81,750)

Net realized gain (loss) on investments and foreign currencies	(6,076,168)	(20,830,901)	(182,656,002)	(29,300,070)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(15,342,732)	(135,727,962)	(202,177,316)	(33,003,172)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	(825,166)	(4,769,577)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	(105,044)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(15,342,732)	(136,553,128)	(206,946,893)	(33,108,216)

Net realized and unrealized gain (loss) on investments and foreign currencies	(21,418,900)	(157,384,029)	(389,602,895)	(62,408,286)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,561,431)	$(154,899,063)	$(383,403,790)	$(51,984,953)

* Net of foreign withholding taxes on interest and dividends of	$–	$1,554	$420	$(4,378)

See Notes to Financial Statements

AIG Retirement Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,665,577	$1,912,845	$239,112	$46,275	$1,965,329	$1,428,512	$4,656,707	$11,188,598
Net realized gain (loss) on investments and foreign currencies	(18,886,946)	75,562	(9,207,873)	547,946	(9,998,067)	(824,429)	(7,690,608)	(1,112,408)
Net unrealized gain (loss) on investments and foreign currencies	(14,248,755)	(10,620,104)	(30,931,957)	(6,137,877)	(3,253,714)	(3,199,506)	(7,962,236)	(4,521,211)

Net increase (decrease) in net assets resulting from operations	(31,470,124)	(8,631,697)	(39,900,718)	(5,543,656)	(11,286,452)	(2,595,423)	(10,996,137)	5,554,979

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,922,321)	(1,354,973)	(56,733)	(293,483)	(1,434,347)	(750,110)	(11,242,372)	(7,643,239)
Net realized gain on securities	(16,646,026)	(5,384,479)	–	–	(936,600)	(2,156,674)	–	–

Total distributions to shareholders	(18,568,347)	(6,739,452)	(56,733)	(293,483)	(2,370,947)	(2,906,784)	(11,242,372)	(7,643,239)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	22,168,050	24,614,065	6,034,187	11,342,708	793,156	15,050,507	(36,101,654)	818,223

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,870,421)	9,242,916	(33,923,264)	5,505,569	(12,864,243)	9,548,300	(58,340,163)	(1,270,037)
NET ASSETS:
Beginning of period	91,463,892	82,220,976	89,774,352	84,268,783	58,445,074	48,896,774	209,051,869	210,321,906

End of period†	$63,593,471	$91,463,892	$55,851,088	$89,774,352	$45,580,831	$58,445,074	$150,711,706	$209,051,869

† Includes accumulated undistributed net investment income (loss)	$1,603,129	$1,859,873	$174,029	$(8,350)	$1,907,619	$1,376,637	$4,514,164	$11,099,829

See Notes to Financial Statements

AIG Retirement Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	HIGH YIELD BOND FUND		INTERNATIONAL SMALL CAP EQUITY FUND		LARGE CAP VALUE FUND		MID CAP GROWTH FUND
	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,230,238	$17,238,531	$4,294,264	$6,889,118	$1,892,973	$5,254,969	$(175,747)	$(390,941)
Net realized gain (loss) on investments and foreign currencies	(20,700,300)	(5,786,953)	(161,291,809)	(26,585,391)	(76,554,883)	(37,948,519)	(43,009,758)	(12,874,328)
Net unrealized gain (loss) on investments and foreign currencies	(43,075,876)	(15,325,877)	(118,825,345)	(125,664,932)	(33,262,656)	(29,832,747)	(50,478,404)	(696,457)

Net increase (decrease) in net assets resulting from operations	(54,545,938)	(3,874,299)	(275,822,890)	(145,361,205)	(107,924,566)	(62,526,297)	(93,663,909)	(13,961,726)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(16,902,354)	(11,547,138)	(7,222,320)	(4,197,999)	(5,298,743)	(4,004,916)	–	–
Net realized gain on securities	–	(418,421)	(37,148,329)	(64,539,195)	–	(21,726,382)	(869,715)	(9,204,742)

Total distributions to shareholders	(16,902,354)	(11,965,559)	(44,370,649)	(68,737,194)	(5,298,743)	(25,731,298)	(869,715)	(9,204,742)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	11,430,528	29,425,377	108,042,849	104,605,997	(67,771,571)	(21,614,897)	(4,568,326)	152,602,228

TOTAL INCREASE (DECREASE) IN NET ASSETS	(60,017,764)	13,585,519	(212,150,690)	(109,492,402)	(180,994,880)	(109,872,492)	(99,101,950)	129,435,760
NET ASSETS:
Beginning of period	206,712,108	193,126,589	626,351,120	735,843,522	308,635,365	418,507,857	214,200,526	84,764,766

End of period†	$146,694,344	$206,712,108	$414,200,430	$626,351,120	$127,640,485	$308,635,365	$115,098,576	$214,200,526

† Includes accumulated undistributed net investment income (loss)	$8,906,884	$16,579,000	$4,113,558	$7,041,614	$1,752,423	$5,158,193	$(253,055)	$(77,308)

See Notes to Financial Statements

AIG Retirement Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		MONEY MARKET II FUND		SMALL CAP GROWTH FUND
	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,994,427	$2,357,782	$3,454,336	$3,290,471	$2,266,721	$10,308,158	$(142,531)	$(385,324)
Net realized gain (loss) on investments and foreign currencies	(94,746,920)	(15,953,974)	(31,052,408)	(427,885)	104,214	(710,001)	(6,076,168)	(958,492)
Net unrealized gain (loss) on investments and foreign currencies	(167,985,065)	(74,783,922)	(12,043,143)	(12,546,586)	–	–	(15,342,732)	(8,131,161)

Net increase (decrease) in net assets resulting from operations	(259,737,558)	(88,380,114)	(39,641,215)	(9,684,000)	2,370,935	9,598,157	(21,561,431)	(9,474,977)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,455,687)	(2,292,818)	(3,304,776)	(1,727,644)	(2,266,934)	(10,307,945)	–	–
Net realized gain on securities	(10,286,997)	(41,513,324)	(3,892,788)	(6,928,952)	–	–	(493,157)	(3,340,790)

Total distributions to shareholders	(12,742,684)	(43,806,142)	(7,197,564)	(8,656,596)	(2,266,934)	(10,307,945)	(493,157)	(3,340,790)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(19,764,866)	225,217,503	6,170,173	41,494,524	(25,355,336)	(7,127,812)	2,262,513	4,198,513

TOTAL INCREASE (DECREASE) IN NET ASSETS	(292,245,108)	93,031,247	(40,668,606)	23,153,928	(25,251,335)	(7,837,600)	(19,792,075)	(8,617,254)
NET ASSETS:
Beginning of period	618,150,058	525,118,811	145,705,217	122,551,289	329,212,152	337,049,752	48,060,897	56,678,151

End of period†	$325,904,950	$618,150,058	$105,036,611	$145,705,217	$303,960,817	$329,212,152	$28,268,822	$48,060,897

† Includes accumulated undistributed net investment income (loss)	$2,672,067	$2,133,327	$3,344,477	$3,194,917	$2,722	$2,935	$(210,750)	$(68,219)

See Notes to Financial Statements

AIG Retirement Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008	For Six Months Ended February 28, 2009 (Unaudited)	For the Year Ended August 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,484,966	$2,737,636	$6,199,105	$14,048,666	$10,423,333	$18,937,658
Net realized gain (loss) on investments and foreign currencies	(20,830,901)	13,451,096	(182,656,002)	(80,483,327)	(29,300,070)	1,321,006
Net unrealized gain (loss) on investments and foreign currencies	(136,553,128)	(27,447,509)	(206,946,893)	(37,068,935)	(33,108,216)	(11,583,267)

Net Increase (decrease) in net assets resulting from operations	(154,899,063)	(11,258,777)	(383,403,790)	(103,503,596)	(51,984,953)	8,675,397

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,764,873)	(1,520,081)	(14,145,313)	(9,110,635)	(24,084,315)	(13,699,386)
Net realized gain on securities	(14,835,780)	(11,979,931)	(2,733,593)	(53,348,629)	–	(2,092,167)

Total distributions to shareholders	(17,600,653)	(13,500,012)	(16,878,906)	(62,459,264)	(24,084,315)	(15,791,553)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	68,107,097	71,411,193	(30,813,603)	153,048,571	(21,994,716)	70,284,184

TOTAL INCREASE (DECREASE) IN NET ASSETS	(104,392,619)	46,652,404	(431,096,299)	(12,914,289)	(98,063,984)	63,168,028
NET ASSETS:
Beginning of period	306,356,857	259,704,453	912,992,084	925,906,373	354,895,457	291,727,429

End of period†	$201,964,238	$306,356,857	$481,895,785	$912,992,084	$256,831,473	$354,895,457

† Includes accumulated undistributed net investment income (loss)	$2,355,145	$2,635,052	$6,026,315	$13,972,523	$10,070,055	$23,731,037

See Notes to Financial Statements

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 — Organization

AIG Retirement Company II, formerly known as VALIC Company II, (“ARC II”) was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to ARC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). ARC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. ARC II consists of 15 separate mutual funds (collectively the “Funds” or each a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Small Cap Equity Fund	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Funds of Funds” which invest in either the AIG Retirement Company I (“ARC I”) or ARC II Mutual Funds.

Each Fund is diversified with the exception of Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Moderate Growth Lifestyle Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Trust’s Board of Trustees (the “Board” or the “Trustees”) has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board. In addition, in accordance with positions taken by the SEC or its staff, effective November 3, 2008, through January 12, 2009 for shadow pricing purposes the Money Market II Fund valued certain portfolio securities with remaining maturities of 60 days or less at amortized cost instead of at the market-based value.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of our funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements “ (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets etc.)

Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of February 28, 2009:

	Aggressive Growth Lifestyle Fund		Capital Appreciation Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$63,772,783	$—	$54,347,053	$—
Level 2 — Other Significant Observable Inputs	—	—	1,297,000	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$63,772,783	$—	$55,644,053	$—

	Conservative Growth Lifestyle Fund		Core Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$45,728,002	$—	$5,372,453	$—
Level 2 — Other Significant Observable Inputs	—	—	145,514,083	—
Level 3 — Significant Unobservable Inputs	—	—	885,922	—

Total	$45,728,002	$—	$151,772,458	$—

	High Yield Bond Fund		International Small Cap Equity Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$1,398,840	$—	$5,272,558	$—
Level 2 — Other Significant Observable Inputs	128,526,896	—	404,545,040	—
Level 3 — Significant Unobservable Inputs	12,018,475	—	—	—

Total	$141,944,211	$—	$409,817,598	$—

	Large Cap Value Fund		Mid Cap Growth Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$126,250,588	$—	$105,510,616	$—
Level 2 — Other Significant Observable Inputs	316,102	—	9,817,748	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$126,566,690	$—	$115,328,364	$—

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Mid Cap Value Fund		Moderate Growth Lifestyle Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$312,665,332	$—	$105,335,562	$—
Level 2 — Other Significant Observable Inputs	13,130,463	—	—	—
Level 3 — Significant Unobservable Inputs	1,256,090	—	—	—

Total	$327,051,885	$—	$105,335,562	$—

	Money Market II Fund		Small Cap Growth Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$—	$—	$28,027,011	$—
Level 2 — Other Significant Observable Inputs	311,877,443	—	219,000	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$311,877,443	$—	$28,246,011	$—

	Small Cap Value Fund		Socially Responsible Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$198,639,731	$(274,882)	$461,983,947	$(4,926,440)
Level 2 — Other Significant Observable Inputs	9,350,000	—	20,041,855	—
Level 3 — Significant Unobservable Inputs	—	—	0	—

Total	$207,989,731	$(274,882)	$482,025,802	$(4,926,440)

	Strategic Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$18,426,870	$—
Level 2 — Other Significant Observable Inputs	230,009,022	—
Level 3 — Significant Unobservable Inputs	5,074,734	—

Total	$253,510,626	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Core Bond Fund		High Yield Bond Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 8/31/2008	$460,800	$—	$10,098,268	$—
Accrued discounts/premiums	1,657	—	55,620	—
Realized gain (loss)	(356)	—	4,987	—
Change in unrealized appreciation (depreciation)	(244,628)	—	(4,077,147)	—
Net purchases (sales)	(3,938)	—	3,531,548	—
Transfers in and/or out of Level 3	672,387	—	2,405,199	—

Balance as of 2/28/2009	$885,922	$—	$12,018,475	$—

	International Small Cap Equity Fund		Mid Cap Value Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 8/31/2008	$131,845	$—	$8,253,189	$—
Accrued discounts/premiums	—	—		—
Realized gain (loss)	—	—		—
Change in unrealized appreciation (depreciation)	(131,845)	—	(1,447,609)	—
Net purchases (sales)	—	—	(3,000,000)	—
Transfers in and/or out of Level 3	—	—	(2,549,490)	—

Balance as of 2/28/2009	$—	$—	$1,256,090	$—

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Socially Responsible Fund		Strategic Bond Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 8/31/2008	$0	$—	$1,994,650	$—
Accrued discounts/premiums	—	—	190	—
Realized gain (loss)	—	—	(1,849)	—
Change in unrealized appreciation (depreciation)	—	—	(845,515)	—
Net purchases (sales)	—	—	2,011,987	—
Transfers in and/or out of Level 3	—	—	1,915,271	—

Balance as of 2/28/2009	$0	$—	$5,074,734	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

B. Options, Futures and Forward Currency Contracts

Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (“the broker”). The Funds’ activities in futures contracts are used primarily for hedging purposes, and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed or expired, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

C. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of February 28, 2009, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II Fund	9.09%	$45,468,000

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated February 27, 2009, bearing interest at a rate of 0.22% per annum, with a principal amount of $500,000,000, a repurchase price of $500,009,167, and maturity date of March 2, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.63%	01/15/15	$500,000,000	$510,000,063

D. Mortgage-Backed Dollar Rolls

Certain Funds may enter into dollar roll transactions using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Funds’ account for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the period ended February 28, 2009, none of the portfolios entered into dollar roll transactions.

Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. Foreign Currency Translation

The books and records of ARC II are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

ARC II does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, ARC II does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on ARC II’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Short Sales

All Funds, except for the Money Market II Fund and the three Lifestyle Funds, may engage in “short sales against the box.” This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of that security. The High Yield Bond Fund and Strategic Bond Fund may also engage in “naked” short sales. To complete such transactions, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

G. Structured Securities

Certain Funds may invest in securities having a return tied to an underlying index or other security or asset class. Structured investments are organized and operated to restructure the investments of the underlying security. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the structured security. Structured securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments; however, any loss is limited to the amount of the original investment.

H. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as ARC II is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, ARC II amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries tax regulations require that taxes be paid on capital gains realized by the Fund.

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Common expenses incurred by ARC II are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for returns ending before 2005.

H. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund’s disclosures in the financial statements.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, serves as investment adviser to ARC II. Certain officers and trustees of ARC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from ARC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55%
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.70% on the first $200 million
0.60% on the next $300 million
0.55% on assets over $500 million
International Small Cap Equity Fund	0.90% on the first $100 million
0.80% on assets over $100 million
Large Cap Value Fund	0.50%
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on the assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on the assets over $50 million

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Socially Responsible Fund	0.25%
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

VALIC entered into sub-advisory agreements with the following:

AIG Global Investment Corp. (“AIGGIC”)—subadviser for the International Small Cap Equity Fund, Socially Responsible Fund, High Yield Bond Fund, Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Money Market II Fund.

Invesco Aim Capital Management, Inc.—subadviser for the Mid Cap Growth Fund.

Bridgeway Capital Management, Inc.—subadviser for the Capital Appreciation Fund.

FAF Advisors, Inc.—subadviser for a portion of the Mid Cap Value Fund.

J.P. Morgan Investment Management Inc.—subadviser for the Small Cap Growth Fund.

JP Morgan Investment Advisors Inc.—subadviser for Small Cap Value Fund.

SSgA Funds Management, Inc.—subadviser for the Large Cap Value Fund.

Wellington Management Co. LLP—subadviser for a portion of the Mid Cap Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through December 31, 2009. Annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
High Yield Bond	0.99%
International Small Cap Equity	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Money Market II	0.55%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

For the period ended February 28, 2009, VALIC has agreed to reimburse expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$45,905
Capital Appreciation	59,772
Conservative Growth Lifestyle	33,314
Core Bond	167,750
High Yield Bond	157,283
International Small Cap Equity	886,885
Large Cap Value	159,656
Mid Cap Growth	313,093
Mid Cap Value	297,845
Moderate Growth Lifestyle	73,071
Money Market II	349,992
Small Cap Growth	52,172
Small Cap Value	208,150
Socially Responsible	561,057
Strategic Bond	305,998

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

ARC II, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica. SunAmerica receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Under the agreement, SunAmerica will provide certain accounting and administrative services to ARC II. During the period ended February 28, 2009, ARC II accrued $1,086,768 for accounting and administrative services.

ARC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between ARC II and their “Institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of accounts and tax reporting. In addition to the above, VALIC provides “Blue Sky” registration and reporting for the Fund to offer shares in applicable states and to effect and maintain, as the case may be, including but not limited to, the qualification of shares of the Fund that are sold outside of the variable annuity or variable universal life and are for sale under the securities laws of the jurisdictions to qualified plans. For the period ended February 28, 2009, ARC II accrued $15,026 in transfer agency and services fees.

ARC II, on behalf of each Fund, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the period ended February 28, 2009, ARC II accrued $3,881,312 in shareholder service expenses.

On January 23, 2001, the Board of Trustees ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the period ended February 28, 2009, ARC II has deferred $5,195 of trustee compensation.

On January 23, 2001, the Board of Trustees approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. ARC II is responsible for the payment of the retirement benefits, as well as all administration expenses of the plan. Generally, benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each Trustee’s years of service. In the event of a Trustee’s death prior to complete distribution of benefits, the Trustee’s beneficiary or estate will be entitled to receive installment payments or a discounted lump-sum payments of the remaining benefits.

Effective April 3, 2009, the Retirement Plan was amended to among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008, and (3) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2010. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the retirement plan liability are included in the Trustees’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Trustees’ fees and expenses on the Statement of Operations:

	Retirement Plan Liability as of February 28, 2009	Retirement Plan Expense	Retirement Plan Payments
Fund		For the period ended February 28, 2009
Aggressive Growth Lifestyle	$62,354	$836	$10,768
Capital Appreciation	82,238	21,875	12,872
Conservative Growth Lifestyle	54,407	—	8,161
Core Bond	136,266	—	23,280
High Yield Bond	147,979	46,846	20,083
International Small Cap Equity	386,291	163,765	56,446
Large Cap Value	189,339	32,372	32,278
Mid Cap Growth	107,090	27,735	15,883
Mid Cap Value	431,364	116,215	63,704
Moderate Growth Lifestyle	106,995	—	17,239
Money Market II	191,068	25,654	32,990
Small Cap Growth	59,619	1,129	10,560
Small Cap Value	193,059	57,950	27,126
Socially Responsible	392,520	142,267	66,795
Strategic Bond	218,182	71,252	31,781

At February 28, 2009, VALIC, through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Aggressive Growth Lifestyle	100.00%
Capital Appreciation	100.00%
Conservative Growth Lifestyle	100.00%
Core Bond	100.00%
High Yield Bond	99.92%
International Small Cap Equity	100.00%

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	VALIC
Large Cap Value	100.00%
Mid Cap Growth	100.00%
Mid Cap Value	99.05%
Moderate Growth Lifestyle	100.00%
Money Market II	100.00%
Small Cap Growth	100.00%
Small Cap Value	100.00%
Socially Responsible	100.00%
Strategic Bond	99.75%

As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of February 28, 2009, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various ARC I and ARC II Funds*	$1,701,163	$2,124,571
Conservative Growth Lifestyle	Various ARC I and ARC II Funds*	1,990,008	987,611
Moderate Growth Lifestyle	Various ARC I and ARC II Funds*	3,513,387	2,554,372

Fund	Security	Market Value at 8/31/08	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/29/09
Aggressive Growth Lifestyle	Various ARC I and ARC II Funds*	$91,616,795	$82,345,904	$74,929,644	$(21,011,517)	(14,248,755)	$63,772,783
Conservative Growth Lifestyle	Various ARC I and ARC II Funds*	58,567,566	58,565,332	57,165,504	(10,985,678)	(3,253,714)	$45,728,002
Moderate Growth Lifestyle	Various ARC I and ARC II Funds*	145,945,620	150,148,245	145,108,380	(33,606,780)	(12,043,143)	$105,335,562

*	See Portfolio of Investments for details.
†	Includes reinvestment of distributions paid.

On various days from September 24, 2008 through March 4, 2009, the Large Cap Value Fund invested in a State Street Time Deposit. Since SSgA Funds Management, Inc., the subadviser for the Large Cap Value Fund, is an affiliate of the Fund’s custodian bank, State Street Bank and Trust Company, the Fund’s investment in the State Street Time Deposit was not permitted. On March 5, 2009, the Fund ceased investing in State Street Time Deposits, resulting in no gain or loss to the Fund.

On March 4, 2009, AIG, the ultimate parent of VALIC, the Funds’ investment adviser, American General Distributors, Inc., the Funds’ distributor, SunAmerica, the subadvisor to the Money Market II Fund and the Funds’ administrator and AIGGIC, subadviser to certain Funds, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the “FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.9% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

Note 4 — Investment Activity

The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended February 28, 2009, were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$82,345,904	$74,929,644	$—	$—
Capital Appreciation	22,166,943	16,925,857	—	—
Conservative Growth Lifestyle	58,565,332	57,165,504	—	—
Core Bond	57,050,620	73,139,445	19,704,894	43,265,028
High Yield Bond	54,636,583	44,888,174	—	—
International Small Cap Equity	265,402,189	200,757,937	—	—
Large Cap Value	177,245,260	245,174,256	—	—
Mid Cap Growth	79,036,675	81,380,941	—	—
Mid Cap Value	191,460,159	207,446,881	—	—
Moderate Growth Lifestyle	150,148,245	145,108,380	—	—
Small Cap Growth	13,361,632	10,321,901	—	—
Small Cap Value	89,315,820	27,643,778	1,875,608	1,140,000
Socially Responsible	316,253,059	351,243,938	—	—
Strategic Bond	115,364,794	137,656,114	18,752,229	27,033,979

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 5 — Federal Income Taxes

The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at August 31, 2008.

The information in the following table is presented on the basis of cost for federal income tax purposes at February 28, 2009:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$99,937,875	$—	$36,165,092	$(36,165,092)
Capital Appreciation	77,483,785	2,326,418	24,166,150	(21,839,732)
Conservative Growth Lifestyle	52,060,174	—	6,332,172	(6,332,172)
Core Bond	167,292,450	2,546,326	18,066,318	(15,519,992)
High Yield Bond	206,286,601	1,383,431	65,725,821	(64,342,390)
International Small Cap Equity	575,394,322	8,030,115	173,606,839	(165,576,724)
Large Cap Value	174,130,861	883,869	48,448,040	(47,564,171)
Mid Cap Growth	160,344,451	2,165,316	47,177,215	(45,011,899)
Mid Cap Value	516,876,402	1,249,677	191,074,194	(189,824,517)
Moderate Growth Lifestyle	127,439,917	—	22,104,355	(22,104,355)
Money Market II	311,877,443	—	—	—
Small Cap Growth	46,356,076	302,105	18,412,170	(18,110,065)
Small Cap Value	368,215,783	1,246,674	161,472,726	(160,226,052)
Socially Responsible	741,466,844	1,495,293	260,936,334	(259,441,042)
Strategic Bond	302,297,095	4,122,081	52,908,550	(48,786,469)

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2008 and the tax character of distributions paid during the year ended August 31, 2008 were as follows:

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$14,114,539	$4,453,808	$(21,916,337)	$1,704,533	$5,034,919
Capital Appreciation	56,733	(10,406,256)	9,092,225	293,483	—
Conservative Growth Lifestyle	1,451,543	919,404	(3,078,458)	1,039,974	1,866,810
Core Bond	11,242,372	(1,615,010)	(7,557,756)	7,643,239	—
High Yield Bond	16,902,353	(463,115)	(21,277,151)	11,547,138	418,421
International Small Cap Equity	19,860,496	24,510,152	(46,887,487)	30,991,372	37,745,822
Large Cap Value	5,298,743	(4,785,556)	(14,301,516)	17,023,310	8,707,988
Mid Cap Growth	—	869,714	5,462,317	2,729,499	6,475,243
Mid Cap Value	3,026,403	9,716,280	(21,839,006)	13,215,384	30,590,758
Moderate Growth Lifestyle	3,320,144	3,877,420	(10,061,212)	2,475,944	6,180,652
Money Market II	183,206	—	—	10,307,945	—
Small Cap Growth	—	493,157	(2,767,334)	—	3,340,790
Small Cap Value	4,352,858	13,247,792	(24,498,091)	5,112,231	8,387,781
Socially Responsible	14,145,312	2,733,592	(57,263,726)	51,293,942	11,165,322
Strategic Bond	24,084,314	(87,486)	(15,915,004)	14,683,243	1,108,310

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

As of August 31, 2008, the Funds indicated below have capital loss carryforwards, which expire in the year indicated and are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2010	2011	2012	2013	2014	2015	2016
Aggressive Growth Lifestyle	$—	$—	$—	$—	$—	$—	$—
Capital Appreciation	1,614,514	6,282,529	2,100,734	408,479	—	—	—
Conservative Growth Lifestyle	—	—	—	—	—	—	—
Core Bond	—	—	—	—	348,311	1,248,815	17,884
High Yield Bond	—	—	—	—	—	—	463,115
International Small Cap Equity	—	—	—	—	—	—	—
Large Cap Value	—	—	—	—	—	—	4,785,556
Mid Cap Growth	—	—	—	—	—	—	—
Mid Cap Value	—	—	—	—	—	—	—
Moderate Growth Lifestyle	—	—	—	—	—	—	—
Money Market II	—	—	—	—	—	—	—
Small Cap Growth	—	—	—	—	—	—	—
Small Cap Value	—	—	—	—	—	—	—
Socially Responsible	—	—	—	—	—	—	—
Strategic Bond	—	—	—	—	—	—	87,486

Note 6 — Capital Share Transactions

Transactions in capital shares of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008		For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,572,031	$11,678,878	3,667,472	$42,768,939	5,428,578	$38,262,145	7,552,349	$81,750,758
Reinvested dividends	3,246,214	18,568,347	560,687	6,739,452	9,077	56,733	25,432	293,483
Shares redeemed	(1,027,982)	(8,079,175)	(2,155,304)	(24,894,326)	(4,515,247)	(32,284,691)	(6,593,258)	(70,701,533)

Net increase (decrease)	3,790,263	$22,168,050	2,072,855	$24,614,065	922,408	$6,034,187	984,523	$11,342,708

	Conservative Growth Lifestyle				Core Bond
	For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008		For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,293,756	$11,417,778	2,692,820	$28,928,353	5,406,957	$50,076,617	13,294,040	$135,644,719
Reinvested dividends	283,606	2,370,947	265,702	2,906,784	1,273,202	11,242,372	758,258	7,643,239
Shares redeemed	(1,463,970)	(12,995,569)	(1,575,838)	(16,784,630)	(10,345,983)	(97,420,643)	(13,992,688)	(142,469,735)

Net increase (decrease)	113,392	$793,156	1,382,684	$15,050,507	(3,665,824)	$(36,101,654)	59,610	$818,223

	High Yield Bond				International Small Cap Equity
	For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008		For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,687,954	$28,172,761	9,109,967	$80,115,160	10,738,274	$113,468,344	9,442,440	$165,694,088
Reinvested dividends	3,394,047	16,902,354	1,378,521	11,965,559	4,935,556	44,370,649	4,089,066	68,737,194
Shares redeemed	(4,967,886)	(33,644,587)	(7,197,434)	(62,655,342)	(5,157,201)	(49,796,144)	(7,779,781)	(129,825,285)

Net increase (decrease)	3,114,115	$11,430,528	3,291,054	$29,425,377	10,516,629	$108,042,849	5,751,725	$104,605,997

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Large Cap Value				Mid Cap Growth
	For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008		For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,495,656	$24,385,899	6,858,111	$98,210,693	2,600,191	$12,485,227	22,051,824	$170,228,034
Reinvested dividends	616,133	5,298,743	1,760,007	25,731,298	198,113	869,715	1,070,319	9,204,742
Shares redeemed	(9,944,583)	(97,456,213)	(10,532,062)	(145,556,888)	(3,505,744)	(17,923,268)	(3,300,761)	(26,830,548)

Net increase (decrease)	(6,832,794)	$(67,771,571)	(1,913,944)	$(21,614,897)	(707,440)	$(4,568,326)	19,821,382	$152,602,228

	Mid Cap Value				Moderate Growth Lifestyle
	For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008		For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,986,646	$54,673,387	18,468,891	$297,945,454	1,767,882	$16,396,236	5,356,467	$65,504,176
Reinvested dividends	1,308,284	12,742,684	2,549,834	43,806,142	847,770	7,197,564	688,671	8,656,596
Shares redeemed	(7,910,223)	(87,180,937)	(6,785,192)	(116,534,093)	(1,881,220)	(17,423,627)	(2,663,219)	(32,666,248)

Net increase (decrease)	(1,615,293)	$(19,764,866)	14,233,533	$225,217,503	734,432	$6,170,173	3,381,919	$41,494,524

	Money Market II				Small Cap Growth
	For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008		For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	113,179,022	$113,179,038	324,079,374	$324,079,374	931,168	$7,056,251	1,334,056	$16,992,503
Reinvested dividends	2,266,934	2,266,934	10,307,945	10,307,945	68,780	493,157	249,685	3,340,790
Shares redeemed	(140,801,315)	(140,801,308)	(341,515,131)	(341,515,131)	(673,303)	(5,286,895)	(1,273,361)	(16,134,780)

Net increase (decrease)	(25,355,359)	$(25,355,336)	(7,127,812)	$(7,127,812)	326,645	$2,262,513	310,380	$4,198,513

	Small Cap Value				Socially Responsible
	For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008		For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,556,757	$65,246,229	9,631,386	$129,073,247	5,271,248	$43,517,221	22,156,419	$278,444,392
Reinvested dividends	2,133,412	17,600,653	994,842	13,500,012	2,309,016	16,878,906	5,008,762	62,459,264
Shares redeemed	(1,469,561)	(14,739,785)	(5,270,030)	(71,162,066)	(10,643,933)	(91,209,730)	(15,688,784)	(187,855,085)

Net increase (decrease)	8,220,608	$68,107,097	5,356,198	$71,411,193	(3,063,669)	$(30,813,603)	11,476,397	$153,048,571

	Strategic Bond
	For the six months ended February 28, 2009 (Unaudited)		For the year ended August 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	2,574,245	$24,676,704	9,891,159	$111,918,441
Reinvested dividends	2,843,484	24,084,315	1,426,518	15,791,553
Shares redeemed	(7,493,310)	(70,755,735)	(5,097,882)	(57,425,810)

Net increase (decrease)	(2,075,581)	$(21,994,716)	6,219,795	$70,284,184

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 7 — Expense Reductions

Through expense offset arrangements, resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. For the period ended February 28, 2009, the amount of expense reductions received by each fund, used to offset the Fund’s non-affiliated expenses, were as follows:

Fund	Expense Reductions
Large Cap Value	$1,976
Mid Cap Growth	18,745
Mid Cap Value	67,457
Small Cap Growth	613
Small Cap Value	3,367
Socially Responsible	63,260

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund and Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Funds had 44.3% and 18.5%, respectively, of their total net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Small Cap Equity Fund and Strategic Bond Fund. At the end of the period, the International Small Cap Equity Fund had 34.4% of its net assets invested in equity securities domiciled in Japan. At the end of the period, Strategic Bond Fund had 15.5% of its net assets invested in securities issued by foreign government agencies.

Note 9 — Lines of Credit

Except for the ARC II Large Cap Value Fund, ARC I and ARC II have established an $85 million committed and a $40 million uncommitted line of credit with State Street Bank and Trust Company (“State Street”), the Funds’ custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in interest expense on the Statement of Operations. Borrowings under the line of credit will commence when the Fund’s cash shortfall exceeds $100,000.

For the period ended February 28, 2009, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	24	$311	$632,880	0.72%
Core Bond	35	$1,850	$1,105,552	1.32%

As of February 28, 2009, none of the Funds had outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended February 28, 2009, none of the Funds participated in this program.

AIG Retirement Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to purchase or sell securities from certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees of AIG Retirement Company II. The procedures have been designed to ensure that any purchase or sale of securities by a fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price. For the period ended February 28, 2009, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
High Yield Bond	$5,078,303	$—	$—
Mid Cap Growth	808,709	820,630	(953,311)
Strategic Bond	—	5,078,303	(2,036,798)

Note 12 — Unfunded Loan Commitments

On February 28, 2009, the High Yield Bond Fund and the Strategic Bond Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Fund	Name	Type	Maturity Date	Amount
High Yield Bond	Greektown Holdings	Term Loan	11/11/09	$29,350
High Yield Bond	Dole Food Company	Term Loan	04/12/13	211,608
High Yield Bond	Solvest Ltd.	Term Loan	04/12/13	788,392
Strategic Bond	Wind Acquisition Holdings Finance S.A.	Term Loan	12/21/11	1,420,255

Note 13 — Other Matters

On October 6, 2008, the Board of Trustees (the “Board”) of AIG Retirement Company II (“ARC II”) approved the participation of the Money Market II Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through the initial termination date of the Program which was December 18, 2008. On November 24, 2008 the U.S. Department of Treasury (“Treasury”) announced an extension of the Program until April 30, 2009, and on December 4, 2008, the Board of ARC II approved the continued participation of the Money Market II Fund in the Program. On March 31, 2009, the Treasury announced an extension of the Program until September 18, 2009, and on April 3, 2009, the Board of ARC II approved the continued participation in the Program. The Program’s guarantee only applies to shareholders of the Money Market II Fund as of the close of business on September 19, 2008. Subject to certain conditions and limitations, the per share amount held by shareholders of the Money Market II Fund as of the close of business on September 19, 2008 are guaranteed against loss in the event the per share net asset value falls below $0.995 ( a “Guarantee Event”) and the Money Market II Fund subsequently liquidates. Participation in the Program for the initial term, required a payment to the Treasury in the amount of 0.01% of the net asset value of the Money Market II Fund as of the close of business on September 19, 2008. Continued participation in the Program from December 19, 2008 until April 30, 2009 required an additional payment to the Treasury in the amount of 0.015% of the net asset value of the Money Market II Fund as of the close of business on September 19, 2008. Continued participation in the program until September 18, 2009 requires an additional payment to the Treasury in the amount of 0.023% of the net asset value of the Money Market II Fund as of the close of business day September 19, 2008. The cost to participate in the Program was borne by the Money Market II Fund subject to the expense limitations currently in effect for the Fund, and is included in the Other Expense line in the Statement of Operations. The total guaranteed payments that may be made by the Treasury under the Program, for all money market funds participating in the Program, is dependent upon the availability of assets in the Treasury’s Exchange Stabilization Fund, which is currently valued at approximately $50 billion. The Program expires on September 18, 2009. If a Guarantee Event occurs after the Program expires, or, if sooner, after the Money Market II Fund ceases to participate in the Program, neither the Money Market II Fund nor any shareholder will be entitled to any payment under the Program. Please refer to the Money Market II Fund’s prospectus for additional information about the Program.

Note 14 — Subsequent Event

Effective May 1, 2009, AIG Retirement Company II (“ARC II”) will change its name to VALIC Company II (“VC II”). All references to ARC II contained in the Prospectus and SAI will be amended to VC II.

AIG Retirement Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund							Capital Appreciation Fund
	For Six Months Ended February 28, 2009(h)		Year Ended August 31,					For Six Months Ended February 28, 2009(h)		Year Ended August 31,
			2008	2007	2006	2005	2004			2008	2007		2006	2005	2004

PER SHARE DATA
Net asset value at beginning of period	$10.63		$12.59	$11.71	$10.98	$9.10	$8.37	$10.24		$10.83	$8.90		$8.90	$7.79	$7.66

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16		0.24	0.23	0.15	0.08	0.08	0.03		0.01	0.04		0.02	0.03	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.56)		(1.25)	1.64	1.00	1.88	0.73	(4.49)		(0.57)	1.91		(0.01)	1.11	0.15
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	0.00		–	–	–

Total income (loss) from investment operations	(3.40)		(1.01)	1.87	1.15	1.96	0.81	(4.46)		(0.56)	1.95		0.01	1.14	0.13

Distributions from:
Net investment income	(0.22)		(0.19)	–	(0.18)	(0.08)	(0.08)	(0.01)		(0.03)	(0.02)		(0.01)	(0.03)	–
Net realized gain on securities	(1.88)		(0.76)	(0.99)	(0.24)	–	–	–		–	–		–	–	–

Total distributions	(2.10)		(0.95)	(0.99)	(0.42)	(0.08)	(0.08)	(0.01)		(0.03)	(0.02)		(0.01)	(0.03)	–

Net asset value at end of period	$5.13		$10.63	$12.59	$11.71	$10.98	$9.10	$5.77		$10.24	$10.83		$8.90	$8.90	$7.79

TOTAL RETURN(a)	(34.02)%		(8.92)%	16.53%	10.65%	21.62%	9.66%	(43.60)%		(5.18)%	21.90	%(e)	0.06%	14.58%	1.70%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)(f)	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%	0.85	%(g)	0.85%	0.85%		0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)(f)	0.23	%(g)	0.23%	0.23%	0.29%	0.30%	0.34%	1.03	%(g)	1.01%	1.03%		1.03%	1.13%	1.19%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	0.00%		–	–	–
Ratio of net investment income (loss) to average net assets(b)	4.66	%(g)	2.15%	1.93%	1.31%	0.80%	0.89%	0.74	%(g)	0.05%	0.38%		0.21%	0.34%	(0.22)%
Ratio of net investment income (loss) to average net assets(c)	4.53	%(g)	2.02%	1.80%	1.12%	0.60%	0.65%	0.55	%(g)	(0.11)%	0.19%		0.03%	0.06%	(0.56)%
Portfolio turnover rate	101%		119%	53%	79%	40%	71%	25%		57%	32%		169%	105%	119%
Number of shares outstanding at end of period (000’s)	12,393		8,603	6,530	4,612	3,700	3,683	9,686		8,763	7,779		7,797	5,499	5,462
Net assets at the end of period (000’s)	$63,593		$91,464	$82,221	$53,987	$40,623	$33,520	$55,851		$89,774	$84,269		$69,412	$48,939	$42,544

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	Does not include underlying fund expenses that the Funds bear indirectly.
(g)	Annualized.
(h)	Unaudited.

AIG Retirement Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund							Core Bond Fund
	For Six Months Ended February 28, 2009(i)		Year Ended August 31,					For Six Months Ended February 28, 2009(l)		Year Ended August 31,
			2008	2007	2006	2005	2004			2008	2007		2006		2005		2004

PER SHARE DATA
Net asset value at beginning of period	$10.23		$11.29	$10.70	$10.81	$9.79	$9.37	$10.08		$10.17	$10.09		$10.06		$10.00		$10.02

Income (loss) from investment operations:
Net investment income (loss)(d)	0.34		0.27	0.19	0.15	0.24	0.30	0.27		0.51	0.48		0.49		0.42		0.34
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.32)		(0.72)	0.99	0.42	1.03	0.41	(0.80)		(0.28)	(0.11)		(0.31)		0.08		0.22
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–		–		–		–

Total income (loss) from investment operations	(1.98)		(0.45)	1.18	0.57	1.27	0.71	(0.53)		0.23	0.37		0.18		0.50		0.56

Distributions from:
Net investment income	(0.26)		(0.16)	–	(0.18)	(0.25)	(0.29)	(0.72)		(0.32)	(0.29)		(0.13)		(0.41)		(0.35)
Net realized gain on securities	(0.17)		(0.45)	(0.59)	(0.50)	–	–	–		–	–		(0.02)		(0.03)		(0.23)

Total distributions	(0.43)		(0.61)	(0.59)	(0.68)	(0.25)	(0.29)	(0.72)		(0.32)	(0.29)		(0.15)		(0.44)		(0.58)

Net asset value at end of period	$7.82		$10.23	$11.29	$10.70	$10.81	$9.79	$8.83		$10.08	$10.17		$10.09		$10.06		$10.00

TOTAL RETURN(a)	(19.65)%		(4.36)%	11.28%	5.50%	13.03%	7.60%	(5.25)%		2.24%	3.67%		1.82%		5.05%		5.71%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)(f)	0.10	%(h)	0.10%	0.10%	0.10%	0.10%	0.10%	0.77	%(h)	0.77%	0.77%		0.77%		0.77%		0.77%
Ratio of expenses to average net assets(c)(f)	0.23	%(h)	0.27%	0.28%	0.33%	0.31%	0.36%	0.97	%(h)	0.93%	0.93%		1.03%		1.00%		1.07%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	7.96	%(h)	2.58%	1.75%	1.38%	2.35%	3.01%	5.69	%(h)	4.97%	4.84%		4.91%		4.23%		3.37%
Ratio of net investment income (loss) to average net assets(c)	7.83	%(h)	2.40%	1.57%	1.15%	2.14%	2.75%	5.48	%(h)	4.80%	4.68%		4.66%		3.99%		3.07%
Portfolio turnover rate	113%		107%	75%	81%	46%	67%	47%		158%	180	%(g)	206	%(g)	216	%(e)(g)	256	%(e)(g)
Number of shares outstanding at end of period (000’s)	5,828		5,715	4,332	3,488	3,190	3,130	17,065		20,731	20,671		10,802		10,072		7,138
Net assets at the end of period (000’s)	$45,581		$58,445	$48,897	$37,309	$34,468	$30,649	$150,712		$209,052	$210,322		$109,007		$101,299		$71,409

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

Fund	2005	2004
Core Bond	205%	179%
(f)	Does not include underlying fund expenses that the Funds bear indirectly.
(g)	Portfolio turnover includes “to be announced” (“TBA”) transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

Fund	2007	2006	2005	2004
Core Bond	155%	202%	212%	187%
(h)	Annualized.
(i)	Unaudited.

AIG Retirement Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund										International Small Cap Equity Fund
	For Six Months Ended February 28, 2009(j)		Year Ended August 31,								For Six Months Ended February 28, 2009(j)		Year Ended August 31,
			2008	2007	2006		2005		2004				2008	2007		2006		2005		2004

PER SHARE DATA
Net asset value at beginning of period	$8.43		$9.10	$9.32	$8.87		$8.28		$7.73		$14.58		$19.78	$16.80		$14.05		$10.36		$9.07

Income (loss) from investment operations:
Net investment income (loss)(d)	0.36		0.72	0.69	0.63		0.62		0.69		0.08		0.16	0.16		0.11		0.12		0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.76)		(0.87)	(0.26)	0.07		0.78		0.54		(6.04)		(3.62)	3.68		2.87		3.68		1.29
Net increase from payments by affiliates	–		–	–	0.00		–		–		–		–	0.00		0.00		–		–

Total income (loss) from investment operations	(2.40)		(0.15)	0.43	0.70		1.40		1.23		(5.96)		(3.46)	3.84		2.98		3.80		1.40

Distributions from:
Net investment income	(0.72)		(0.50)	(0.44)	(0.16)		(0.63)		(0.68)		(0.14)		(0.11)	(0.06)		(0.03)		(0.04)		(0.11)
Net realized gain on securities	–		(0.02)	(0.21)	(0.09)		(0.18)		–		(0.73)		(1.63)	(0.80)		(0.20)		(0.07)		–

Total distributions	(0.72)		(0.52)	(0.65)	(0.25)		(0.81)		(0.68)		(0.87)		(1.74)	(0.86)		(0.23)		(0.11)		(0.11)

Net asset value at end of period	$5.31		$8.43	$9.10	$9.32		$8.87		$8.28		$7.75		$14.58	$19.78		$16.80		$14.05		$10.36

TOTAL RETURN(a)	(27.92)%		(1.79)%	4.62%	8.16	%(g)	17.45%		16.27%		(41.69)%		(18.68)%	23.44	%(h)	21.36	%(e)	36.89	%(e)	15.42%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99	%(i)	0.99%	0.99%	0.99%		0.99%		0.99%		1.00	%(i)	1.00%	1.00%		1.00%		1.00%		1.00%
Ratio of expenses to average net assets(c)	1.19	%(i)	1.13%	1.16%	1.19%		1.27%		1.31%		1.36	%(i)	1.31%	1.29%		1.37%		1.57%		1.62%
Ratio of expense reductions to average net assets	–		–	–	–		–		–		–		–	–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	12.01	%(i)	8.25%	7.63%	7.07%		7.30%		8.45%		1.76	%(i)	0.97%	0.84%		0.72%		0.99%		1.09%
Ratio of net investment income (loss) to average net assets(c)	11.81	%(i)	8.12%	7.46%	6.87%		7.01%		8.12%		1.40	%(i)	0.66%	0.55%		0.35%		0.42%		0.47%
Portfolio turnover rate	31%		57%	47%	53%		58	%(f)	110	%(f)	43%		101%	72%		69%		143%		85%
Number of shares outstanding at end of period (000’s)	27,630		24,516	21,225	11,377		9,090		6,470		53,473		42,957	37,205		25,445		7,405		3,980
Net assets at the end of period (000’s)	$146,694		$206,712	$193,127	$106,070		$80,665		$53,562		$414,200		$626,351	$735,844		$427,437		$104,030		$41,227

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

Fund	2005	2004
High Yield Bond	57%	110%
(g)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(h)	The Fund’s performance figure was increased by 0.06% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions.
(i)	Annualized.
(j)	Unaudited.

AIG Retirement Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund									Mid Cap Growth Fund
	For Six Months Ended February 28, 2009(h)		Year Ended August 31,							For Six Months Ended February 28, 2009(h)		Year Ended August 31,
			2008	2007	2006		2005	2004				2008	2007	2006	2005	2004

PER SHARE DATA
Net asset value at beginning of period	$12.51		$15.74	$14.58	$13.72		$12.18	$10.97		$7.42		$9.36	$8.15	$7.56	$5.94	$5.70

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.20	0.18	0.21		0.18	0.15		(0.01)		(0.02)	(0.02)	(0.01)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	(5.17)		(2.51)	1.67	1.50		2.05	1.21		(3.29)		(0.97)	1.80	0.60	1.63	0.27
Net increase from payments by affiliates	–		–	–	0.00		–	–		–		–	–	–	–	–

Total income (loss) from investment operations	(5.07)		(2.31)	1.85	1.71		2.23	1.36		(3.30)		(0.99)	1.78	0.59	1.62	0.24

Distributions from:
Net investment income	(0.29)		(0.14)	(0.07)	(0.06)		(0.17)	(0.15)		–		–	–	–	–	–
Net realized gain on securities	–		(0.78)	(0.62)	(0.79)		(0.52)	–		(0.03)		(0.95)	(0.57)	–	–	–

Total distributions	(0.29)		(0.92)	(0.69)	(0.85)		(0.69)	(0.15)		(0.03)		(0.95)	(0.57)	–	–	–

Net asset value at end of period	$7.15		$12.51	$15.74	$14.58		$13.72	$12.18		$4.09		$7.42	$9.36	$8.15	$7.56	$5.94

TOTAL RETURN(a)	(40.90)%		(15.47)%	12.89%	12.98	%(f)	18.62%	12.42	%(e)	(44.50)%		(11.98)%	22.57%	7.80%	27.27%	4.21%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%(g)	0.81%	0.81%	0.81%		0.81%	0.81%		0.85	%(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.98	%(g)	0.92%	0.89%	0.97%		1.01%	1.08%		1.30	%(g)	1.17%	1.25%	1.34%	1.37%	1.40%
Ratio of expense reductions to average net assets	0.00	%(g)	0.01%	–	–		–	–		0.03	%(g)	0.02%	0.01%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.00	%(g)	1.41%	1.16%	1.54%		1.41%	1.26%		(0.28	)%(g)	(0.28)%	(0.26)%	(0.15)%	(0.18)%	(0.41)%
Ratio of net investment income (loss) to average net assets(c)	1.83	%(g)	1.30%	1.08%	1.38%		1.21%	0.99%		(0.73	)%(g)	(0.60)%	(0.66)%	(0.64)%	(0.70)%	(0.96)%
Portfolio turnover rate	90%		183%	105%	103%		84%	97%		56%		125%	121%	142%	125%	123%
Number of shares outstanding at end of period (000’s)	17,842		24,675	26,589	12,192		6,476	5,735		28,166		28,873	9,052	7,929	6,920	7,487
Net assets at the end of period (000’s)	$127,640		$308,635	$418,508	$177,737		$88,853	$69,831		$115,099		$214,201	$84,765	$64,583	$52,335	$44,446

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure increased by 0.09% from a gain realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(g)	Annualized.
(h)	Unaudited.

AIG Retirement Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund							Moderate Growth Lifestyle Fund
	For Six Months Ended February 28, 2009(g)		Year Ended August 31,					For Six Months Ended February 28, 2009(g)		Year Ended August 31,
			2008	2007	2006	2005	2004			2008	2007	2006	2005	2004

PER SHARE DATA
Net asset value at beginning of period	$15.31		$20.09	$18.75	$18.27	$16.18	$14.10	$11.40		$13.04	$12.44	$12.04	$10.46	$9.80

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08		0.07	0.10	0.08	0.01	0.02	0.26		0.29	0.21	0.16	0.18	0.22
Net realized and unrealized gain (loss) on investments and foreign currencies	(6.65)		(3.11)	3.14	1.79	3.63	2.08	(3.32)		(1.08)	1.49	0.70	1.58	0.66
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	(6.57)		(3.04)	3.24	1.87	3.64	2.10	(3.06)		(0.79)	1.70	0.86	1.76	0.88

Distributions from:
Net investment income	(0.06)		(0.09)	(0.07)	(0.01)	(0.01)	(0.02)	(0.26)		(0.17)	(0.12)	(0.06)	(0.18)	(0.22)
Net realized gain on securities	(0.27)		(1.65)	(1.83)	(1.38)	(1.54)	–	(0.31)		(0.68)	(0.98)	(0.40)	–	–

Total distributions	(0.33)		(1.74)	(1.90)	(1.39)	(1.55)	(0.02)	(0.57)		(0.85)	(1.10)	(0.46)	(0.18)	(0.22)

Net asset value at end of period	$8.41		$15.31	$20.09	$18.75	$18.27	$16.18	$7.77		$11.40	$13.04	$12.44	$12.04	$10.46

TOTAL RETURN(a)	(43.21)%		(16.05)%	18.15%	10.74%	23.18%	14.86%	(27.31)%		(6.70)%	14.18%	7.21%	16.88%	8.96%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)(e)	1.05	%(f)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(f)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets(c)(e)	1.19	%(f)	1.13%	1.11%	1.20%	1.18%	1.25%	0.22	%(f)	0.20%	0.20%	0.24%	0.25%	0.32%
Ratio of expense reductions to average net assets	0.03	%(f)	0.01%	0.02%	0.01%	0.02%	0.03%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.41	%(f)	0.43%	0.47%	0.40%	0.01%	0.09%	5.85	%(f)	2.42%	1.64%	1.35%	1.58%	2.12%
Ratio of net investment income (loss) to average net assets(c)	1.26	%(f)	0.35%	0.41%	0.25%	(0.11)%	(0.11)%	5.73	%(f)	2.32%	1.54%	1.21%	1.44%	1.89%
Portfolio turnover rate	45%		72%	59%	76%	46%	57%	120%		108%	64%	70%	38%	76%
Number of shares outstanding at end of period (000’s)	38,757		40,372	26,139	19,331	16,528	11,902	13,518		12,783	9,401	7,122	6,129	5,379
Net assets at the end of period (000’s)	$325,905		$618,150	$525,119	$362,379	$302,014	$192,607	$105,037		$145,705	$122,551	$88,558	$73,804	$56,244

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Funds bear indirectly.
(f)	Annualized.
(g)	Unaudited.

AIG Retirement Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund							Small Cap Growth Fund
	For Six Months Ended February 28, 2009(f)		Year Ended August 31,					For Six Months Ended February 28, 2009(f)		Year Ended August 31,
			2008	2007	2006	2005	2004			2008	2007	2006	2005	2004

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$11.46		$14.59	$12.68	$12.19	$10.20	$9.70

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.03	0.05	0.04	0.02	0.01	(0.03)		(0.09)	(0.09)	(0.07)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.00)		(0.00)	–	–	–	–	(5.06)		(2.20)	2.00	0.56	2.08	0.59
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.01		0.03	0.05	0.04	0.02	0.01	(5.09)		(2.29)	1.91	0.49	1.99	0.50

Distributions from:
Net investment income	(0.01)		(0.03)	(0.05)	(0.04)	(0.02)	(0.01)	–		–	–	–	–	–
Net realized gain on securities	–		–	–	–	–	–	(0.12)		(0.84)	–	–	–	–

Total distributions	(0.01)		(0.03)	(0.05)	(0.04)	(0.02)	(0.01)	(0.12)		(0.84)	–	–	–	–

Net asset value at end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$6.25		$11.46	$14.59	$12.68	$12.19	$10.20

TOTAL RETURN(a)	0.70%		3.08%	4.88%	4.09%	1.99%	0.59%	(44.58)%		(16.52)%	15.06%	4.02%	19.51%	5.15%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.55	%(e)	0.55%	0.55%	0.56%	0.56%	0.55%	1.16	%(e)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.77	%(e)	0.67%	0.64%	0.67%	0.75%	0.80%	1.47	%(e)	1.39%	1.35%	1.40%	1.44%	1.46%
Ratio of expense reduction to average net assets	–		–	–	–	–	–	0.00	%(e)	0.00%	0.01%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.42	%(e)	3.04%	4.78%	4.13%	1.98%	0.59%	(0.86	)%(e)	(0.75)%	(0.67)%	(0.55)%	(0.81)%	(0.84)%
Ratio of net investment income (loss) to average net assets(c)	1.20	%(e)	2.93%	4.69%	4.02%	1.78%	0.34%	(1.17	)%(e)	(0.98)%	(0.86)%	(0.79)%	(1.09)%	(1.14)%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A	N/A	30%		158%	58%	69%	46%	66%
Number of shares outstanding at end of period (000’s)	304,567		329,922	337,050	151,326	75,836	72,901	4,521		4,195	3,884	3,892	3,779	3,800
Net assets at the end of period (000’s)	$303,961		$329,212	$337,050	$151,326	$75,836	$72,901	$28,269		$48,061	$56,678	$49,354	$46,088	$38,755

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Annualized.
(f)	Unaudited.

AIG Retirement Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund								Socially Responsible Fund
	For Six Months Ended February 28, 2009(l)		Year Ended August 31,						For Six Months Ended February 28, 2009(l)		Year Ended August 31,
			2008	2007		2006	2005	2004			2008	2007		2006	2005		2004

PER SHARE DATA
Net asset value at beginning of period	$13.75		$15.35	$15.06		$15.61	$13.68	$11.70	$11.39		$13.49	$12.06		$11.21	$10.25		$9.42

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.17	0.12		0.11	0.12	0.04	0.08		0.18	0.19		0.17	0.15		0.09
Net realized and unrealized gain (loss) on investments and foreign currencies	(6.49)		(0.98)	1.27		1.25	2.68	1.99	(4.99)		(1.46)	1.51		0.96	0.96		0.82
Net increase from payments by affiliates	–		–	0.00		–	–	–	–		–	0.00		–	0.00		–

Total income (loss) from investment operations	(6.39)		(0.81)	1.39		1.36	2.80	2.03	(4.91)		(1.28)	1.70		1.13	1.11		0.91

Distributions from:
Net investment income	(0.12)		(0.09)	(0.07)		(0.02)	(0.13)	(0.05)	(0.19)		(0.12)	(0.06)		(0.05)	(0.15)		(0.08)
Net realized gain on securities	(0.62)		(0.70)	(1.03)		(1.89)	(0.74)	–	(0.04)		(0.70)	(0.21)		(0.23)	–		–

Total distributions	(0.74)		(0.79)	(1.10)		(1.91)	(0.87)	(0.05)	(0.23)		(0.82)	(0.27)		(0.28)	(0.15)		(0.08)

Net asset value at end of period	$6.62		$13.75	$15.35		$15.06	$15.61	$13.68	$6.25		$11.39	$13.49		$12.06	$11.21		$10.25

TOTAL RETURN(a)	(47.54)%		(5.23)%	9.22	%(g)	9.69%	20.84%	17.37%	(43.45)%		(10.04)%	14.22	%(f)	10.16%	10.85	%(e)	9.70%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95	%(h)	0.95%	0.95%		0.95%	0.95%	0.95%	0.56	%(h)	0.56%	0.56%		0.56%	0.56%		0.56%
Ratio of expenses to average net assets(c)	1.13	%(h)	1.11%	1.11%		1.21%	1.22%	1.28%	0.74	%(h)	0.65%	0.63%		0.71%	0.71%		0.96%
Ratio of expense reductions to average net assets	0.00	%(h)	0.01%	0.00%		–	–	–	0.02	%(h)	0.02%	0.03%		–	–		–
Ratio of net investment income (loss) to average net assets(b)	2.17	%(h)	1.02%	0.77%		0.74%	0.83%	0.34%	1.95	%(h)	1.46%	1.45%		1.52%	1.47%		0.91%
Ratio of net investment income (loss) to average net assets(c)	1.99	%(h)	0.86%	0.61%		0.49%	0.56%	0.01%	1.77	%(h)	1.37%	1.38%		1.37%	1.32%		0.51%
Portfolio turnover rate	12%		39%	33%		58%	85%	47%	50%		120%	152%		172%	74%		117%
Number of shares outstanding at end of period (000’s)	30,495		22,274	16,918		7,622	6,235	5,217	77,064		80,127	68,651		24,486	17,180		3,205
Net assets at the end of period (000’s)	$201,964		$306,357	$259,704		$114,809	$97,314	$71,371	$481,896		$912,992	$925,906		$295,231	$192,604		$32,850

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by less than 0.01% from a gain realized on the disposal of investments in violation of investment restrictions.
(h)	Annualized.
(i)	Unaudited.

AIG Retirement Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	For Six Months Ended February 28, 2009(j)		Year Ended August 31,
			2008	2007		2006		2005		2004

PER SHARE DATA
Net asset value at beginning of period	$11.10		$11.33	$11.36		$11.08		$10.66		$10.28

Income (loss) from investment operations:
Net investment income (loss)(d)	0.35		0.65	0.61		0.58		0.56		0.57
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.99)		(0.29)	(0.12)		0.04		0.65		0.46
Net increase from payments by affiliates	–		–	–		0.00		–		–

Total income (loss) from investment operations	(1.64)		0.36	0.49		0.62		1.21		1.03

Distributions from:
Net investment income	(0.87)		(0.51)	(0.40)		(0.16)		(0.54)		(0.56)
Net realized gain on securities	–		(0.08)	(0.12)		(0.18)		(0.25)		(0.09)

Total distributions	(0.87)		(0.59)	(0.52)		(0.34)		(0.79)		(0.65)

Net asset value at end of period	$8.59		$11.10	$11.33		$11.36		$11.08		$10.66

TOTAL RETURN(a)	(14.66)%		3.13%	4.32%		5.75	%(g)	11.66	%(e)	10.30%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.89	%(i)	0.89%	0.89%		0.89%		0.89%		0.88%
Ratio of expenses to average net assets(c)	1.11	%(i)	1.00%	1.02%		1.12%		1.09%		1.22%
Ratio of expense reductions to average net assets	–		–	–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	7.46	%(i)	5.81%	5.49%		5.38%		5.21%		5.54%
Ratio of net investment income (loss) to average net assets(c)	7.24	%(i)	5.70%	5.35%		5.16%		5.01%		5.20%
Portfolio turnover rate	50%		127%	126	%(h)	105	%(h)	159	%(f)(h)	128	%(f)(h)
Number of shares outstanding at end of period (000’s)	29,888		31,963	25,743		17,195		12,302		7,484
Net assets at the end of period (000’s)	$256,831		$354,895	$291,727		$195,413		$136,295		$79,793

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure increased by 0.10% from a gain realized on the disposal of investments in violation of investment restrictions.
(f)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

Fund	2005	2004
Strategic Bond	153%	127%
(g)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(h)	Portfolio turnover includes “to be announced” (“TBA”) transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

Fund	2007	2006	2005	2004
Strategic Bond	120%	104%	155%	128%
(i)	Annualized.
(j)	Unaudited.

AIG Retirement Company II

SUPPLEMENT TO PROSPECTUS (Unaudited)

Supplement to the Prospectus dated January 1, 2009

Participation in the Extension of the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds

On November 24, 2008, the U.S. Department of the Treasury (“Treasury”) announced an extension of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) until April 30, 2009. On December 4, 2008, the Boards of Trustees (the “Board”) of the AIG Retirement Company II approved the continued participation of the Fund in the Program. The Program’s guarantee only applies to shareholders of the Fund as of the close of business on September 19, 2008.

Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the per share net asset value falls below $0.995 (a “Guarantee Event”) and the Fund subsequently liquidates. Upon declaration of a Guarantee Event, the Fund will be required to suspend redemptions, cease sales, and cease declaration and payment of dividends. The Program guarantee only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a Guarantee Event occurs, whichever is less. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a Guarantee Event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program.

The extension of the Program begins on December 19, 2008 and continues through April 30, 2009. Continued participation in the Program until April 30, 2009 requires an additional payment to the U.S. Department of the Treasury in the amount of 0.015% of the net asset value of the Money Market II Fund as of the close of business on September 19, 2008. The cost to participate in the extension of the Program will be borne by the Fund, subject to the Fund’s expense limitation.

The Secretary of the Treasury may elect to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009, although, as of the date of this Supplement, no decision has been made to extend the Program beyond April 30, 2009. If the Program is extended further, the Board will consider whether to continue to participate in the Program. If a Guarantee Event occurs after the Program expires, or, if sooner, after the Fund ceases to participate in the Program, neither the Fund nor any shareholder will be entitled to any payment under the Program.

More information about the Program is available at http://www.ustreas.gov.

Date: January 1, 2009

AIG Retirement Company II

SUPPLEMENT TO PROSPECTUS (Unaudited) — (continued)

Supplement to the Prospectus dated January 1, 2009

Aggressive Growth Lifestyle Fund. The “Investment Strategy” section of the Fund’s Fact Sheet is revised to reflect the Fund’s projected asset allocation ranges as follows: international equity securities (5%-25%), domestic equity securities (45%-70%), real estate securities (0%-15%) and fixed income securities (10%-50%).

Conservative Growth Lifestyle Fund. The “Investment Strategy” section of the Fund’s Fact Sheet is revised to reflect the Fund’s projected asset allocation ranges as follows: international equity securities (0%-20%), domestic equity securities (10%-35%), real estate securities (0%-6%) and fixed income securities (55%-90%).

Moderate Growth Lifestyle Fund. The “Investment Strategy” section of the Fund’s Fact Sheet is revised to reflect the Fund’s projected asset allocation ranges as follows: international equity securities (0%-20%), domestic equity securities (30%-50%), real estate securities (0%-10%) and fixed income securities (30%-70%).

The preceding investment strategies were in effect as of January 1, 2009.

Date: January 16, 2009

Supplement dated February 6, 2009, to the ARC I and ARC II Prospectuses dated October 1, 2008, and January 1, 2009, respectively, as amended and supplemented to date

Effective immediately, under the “Investment Glossary” section of each Prospectus, the following paragraph is added to the end of the “Fixed Income Securities” discussion on pages 74 and 39 of the ARC I and ARC II Prospectuses, respectively:

“A Fund’s investment in U.S. Government securities may include investments in debt securities that are guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP”). Under the TLGP, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on senior unsecured debt issued by entities eligible to participate in the TLGP, which generally include FDIC-insured depository institutions, U.S. bank holding companies or financial holding companies and certain U.S. savings and loan holding companies. This guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Fund itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk.”

Supplement to Prospectus dated January 1, 2009

Aggressive Growth Lifestyle, Conservative Growth Lifestyle and Moderate Growth Lifestyle Funds. In the section titled “About ARC II’s Management – Investment Sub-Advisers – AIG Global Investment Corp.,” the disclosure with respect to John Toohey is deleted in its entirety. Paul Mazzacano replaced Mr. Toohey in January 2009. The disclosure with respect to these Funds is revised to add Mr. Mazzacano’s biography, as follows:

“Paul Mazzacano, Vice President and Global Head of Investment Manager Research, joined AIG Investments in 2001 as a Product Manager in the Global Product Management and Development team. He assumed the role of Head of Product Management in 2006, and then in 2007 Global Head of Investment Manager Research. He is responsible for the global coordination of AIG Investments manager selection and monitoring activities. Mr. Mazzacano’s prior experience includes seven years at Diversified Investment Advisors, where he was responsible for selecting and monitoring sub-advisory relationships with institutional money management firms.”

Date: February 13, 2009

AIG Retirement Company II

SUPPLEMENT TO PROSPECTUS (Unaudited) — (continued)

Supplement to the Prospectus dated January 1, 2009

Name Changes. Effective May 1, 2009, AIG Retirement Company II (“ARC II”) will be renamed VALIC Company II (“VC II”). All references to ARC II contained in the Prospectus are amended to VC II. Effective April 1, 2009, AIG SunAmerica Asset Management Corp., the administrator to ARC II and a sub-adviser to the Money Market II Fund, changed its name to SunAmerica Asset Management Corp. Accordingly, all references to “AIG SunAmerica Asset Management Corp.” are hereby deleted and replaced with “SunAmerica Asset Management Corp.” SunAmerica Asset Management Corp. continues to be a wholly-owned subsidiary of AIG Retirement Services, Inc., which in turn is a wholly-owned subsidiary of American International Group, Inc. (“AIG”).

Strategic Bond Fund. In the section titled “About ARC II’s Management – Investment Sub-Advisers – AIG Global Investment Corp.,” the disclosure with respect to Matthew Meyer is deleted in its entirety. Robert Vanden Assem, currently a portfolio manager for the Fund, replaced Mr. Meyer as the team leader effective April 3, 2009.

Money Market II Fund. On March 31, 2009, the U.S. Department of the Treasury (“Treasury”) announced an extension of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) until September 18, 2009. On April 3, 2009, the Board of Trustees (the “Board”) of the ARC II approved the continued participation of the Money Market II Fund (the “Fund”) in the Program. The Program’s guarantee only applies to shareholders of the Fund as of the close of business on September 19, 2008.

Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the per share net asset value falls below $0.995 (a “Guarantee Event”) and the Fund subsequently liquidates. Upon declaration of a Guarantee Event, the Fund will be required to suspend redemptions, cease sales, and cease declaration and payment of dividends. The Program guarantee only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a Guarantee Event occurs, whichever is less. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a Guarantee Event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program.

The extension of the Program begins on May 1, 2009 and continues through September 18, 2009. Continued participation in the Program until September 18, 2009 requires an additional payment to the Treasury in the amount of 0.015% of the net asset value of the Fund as of the close of business on September 19, 2008. The cost to participate in the extension of the Program will be borne by the Fund, subject to the expense limitations currently in effect for the Fund.

The Program expires on September 18, 2009. If a Guarantee Event occurs after the Program expires, neither that Fund nor any shareholder will be entitled to any payment under the Program. More information about the Program is available at http://www.ustreas.gov.

Date: April 13, 2009

AIG Retirement Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

AIG Global Investment Corp.

70 Pine Street

New York, New York 10270

SunAmerica Asset Management Corp.

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

Invesco Aim Capital Management, Inc.

11 Greenway Plaza

Houston, Texas 77046

Bridgeway Capital Management, Inc.

5615 Kirby Dr., Suite 518

Houston, Texas 77005

FAF Advisors, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

JPMorgan Investment Advisors Inc.

1111 Polaris Parkway

Columbus, Ohio 43271-0211

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, New York 10167

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Wellington Management Co. LLP

75 State Street

Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity Life

Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Evelyn M. Curran,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Cynthia A. Skrehot,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Diedre L. Shepherd,

Assistant Treasurer

Mark Matthes,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

ARC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. ARC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that ARC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in ARC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how ARC II voted proxies relating to securities held in the ARC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in ARC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

VALIC ONLINE

Account Access

You must establish a
Personal Identification
Number (PIN) before
using the automated
account services.

You can also access
VALIC’s toll-free
automated phone line
at 800.448.2542 to obtain
24-hour access to your account.

Manage your account on the Web through VALIC Online!

Enjoy quick, easy and secure access — now or anytime. Go to www.valic.com and click on Access Your Account in the “Links to Login” section.

You’ll find these powerful features:

•   View your account portfolio including values, graphs and charts

•   View, download or print account, transaction confirmation and tax statements

•   View current and historical fund performance and unit values

•   View personal performance for your account

•   View or download transaction history

•   View your financial advisor’s contact information

•   Update or reset your Personal Identification Number (PIN) and security information

•   Change your contact information such as telephone, address or e-mail

•   Update your Investor Profile

•   Initiate account transactions including:

>    Allocation changes

>    Transfer money among investment options

>    Rebalance account to your desired allocation mix

>    Change contributions

•   Model loans

•   Set up the ability to review your account on your phone

•   Request forms for a variety of services

•   Display information from other accounts in addition to VALIC accounts using the Account Aggregation Feature

•   Enroll in the electronic document delivery service

Start exploring VALIC Online today!

To set up access to VALIC Online:

•   Go to www.valic.com

•   Click on Access Your Account in the “Links to Login” section

•   Click “Register Now” to begin the registration process

•   Enter the information to set up your security profile

•   Click “I Agree” to accept VALIC’s access agreement (required)

•   Verify and/or update your address, e-mail and telephone number

•   Click “Continue” to update your record and proceed to the Summary screen

You can also access your account using VALIC’s toll-free automated account information line by calling 800-448-2542.

AIG Retirement Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID PONTIAC, IL PERMIT NO. 97

VL 11387 VER 02/09

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Retirement Company II

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	May 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	May 8, 2009

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	May 8, 2009